UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21475

                                                 RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                     Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jay Jackson, Esq.

50 South Sixth Street, Suite 2350

                                         Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 376-7132

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

December 31, 2015 (Unaudited)

Shares		Value
Common Stocks — 97.50%
Consumer Discretionary — 12.63%
14,290	Core-Mark Holding Co., Inc.	$1,170,922
15,650	Dorman Products, Inc.*	742,905
24,270	DSW, Inc., Class A	579,082
14,790	Gentherm, Inc.*	701,046
41,860	LKQ Corp.*	1,240,312
16,170	Monro Muffler Brake, Inc.	1,070,777
4,320	Panera Bread Co., Class A*	841,450
20,670	Tractor Supply Co.	1,767,285
16,470	Vitamin Shoppe, Inc.*	538,569

		8,652,348

Consumer Staples — 6.54%
8,900	Casey’s General Stores, Inc.	1,072,005
12,600	Church & Dwight Co., Inc.	1,069,488
9,580	PriceSmart, Inc.	795,044
9,930	TreeHouse Foods, Inc.*	779,108
19,490	United Natural Foods, Inc.*	767,126

		4,482,771

Energy — 1.16%
15,620	Oceaneering International, Inc.	586,062
17,280	Unit Corp.*	210,816

		796,878

Financials — 10.31%
4,700	Affiliated Managers Group, Inc.*	750,872
21,270	Eagle Bancorp, Inc.*	1,073,497
17,860	Eaton Vance Corp.	579,200
20,840	First Cash Financial Services, Inc.*	780,041
17,980	PRA Group, Inc.*	623,726
21,240	Raymond James Financial, Inc.	1,231,283
15,230	RLI Corp.	940,453
7,090	Signature Bank*	1,087,393

		7,066,465

Health Care — 25.83%
8,890	Abiomed, Inc.*	802,589
26,810	Aceto Corp.	723,334
6,500	Bio-Techne Corp.	585,000
19,270	Cantel Medical Corp.	1,197,438
13,980	Cepheid, Inc.*	510,689
11,750	Charles River Laboratories International, Inc.*	944,583
16,260	Greatbatch, Inc.*	853,650
10,430	Henry Schein, Inc.*	1,649,922
16,170	IDEXX Laboratories, Inc.*	1,179,116

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
13,780	Integra LifeSciences Holdings Corp.*	$934,008
7,250	Laboratory Corp of America Holdings*	896,390
17,050	Medidata Solutions, Inc.*	840,395
3,480	Mettler-Toledo International, Inc.*	1,180,172
16,350	NuVasive, Inc.*	884,699
14,630	PAREXEL International Corp.*	996,596
9,120	STERIS Plc	687,101
9,480	Varian Medical Systems, Inc.*	765,984
8,460	Waters Corp.*	1,138,547
15,410	West Pharmaceutical Services, Inc.	927,990

		17,698,203

Industrials — 14.42%
15,440	Clean Harbors, Inc.*	643,076
23,520	Copart, Inc.*	893,995
11,250	Flowserve Corp.	473,400
6,240	Huron Consulting Group, Inc.*	370,656
10,150	Landstar System, Inc.	595,297
8,070	Middleby Corp. (The)*	870,511
10,340	MSC Industrial Direct Co., Inc., Class A	581,832
10,050	Proto Labs, Inc.*	640,085
8,460	Stericycle, Inc.*	1,020,276
8,360	Teledyne Technologies, Inc.*	741,532
6,090	Towers Watson & Co., Class A	782,321
10,430	WageWorks, Inc.*	473,209
14,190	Waste Connections, Inc.	799,181
19,980	Woodward, Inc.	992,207

		9,877,578

Information Technology — 20.52%
9,320	ANSYS, Inc.*	862,100
19,270	Bottomline Technologies (DE), Inc.*	572,897
21,610	Cardtronics, Inc.*	727,177
6,010	F5 Networks, Inc.*	582,730
27,080	Global Payments, Inc.	1,746,931
12,140	Guidewire Software, Inc.*	730,342
12,130	Jack Henry & Associates, Inc.	946,868
7,510	Mercadolibre, Inc.	858,693
18,510	Microchip Technology, Inc.	861,455
18,150	National Instruments Corp.	520,723
14,860	Open Text Corp.	712,240
12,300	SPS Commerce, Inc.*	863,583
22,510	Synopsys, Inc.*	1,026,681
7,990	Ultimate Software Group, Inc. (The)*	1,562,125
9,040	WEX, Inc.*	799,136

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
9,860	Zebra Technologies Corp., Class A*	$686,749

		14,060,430

Materials — 6.09%
8,840	Airgas, Inc.	1,222,749
12,970	AptarGroup, Inc.	942,271
17,070	Balchem Corp.	1,037,856
13,400	HB Fuller Co.	488,698
8,360	Reliance Steel & Aluminum Co.	484,128

		4,175,702

Total Common Stocks		66,810,375

(Cost $46,448,244)
Investment Company — 2.55%
1,749,279	JPMorgan Prime Money Market Fund, Institutional Class	1,749,279

Total Investment Company		1,749,279

(Cost $1,749,279)

Total Investments		$68,559,654
(Cost $48,197,523)(a) — 100.05%

Liabilities in excess of other assets — (0.05)%		(33,784)

NET ASSETS — 100.00%		$68,525,870

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

December 31, 2015 (Unaudited)

Shares		Value
Common Stocks — 98.94%
Consumer Discretionary — 24.28%
56,203	Bridgepoint Education, Inc.*	$427,705
31,790	Carmike Cinemas, Inc.*	729,263
74,508	Delta Apparel, Inc.*	1,046,092
42,200	Destination Maternity Corp.	367,984
297,870	Destination XL Group, Inc.*	1,644,242
50,440	Grand Canyon Education, Inc.*	2,023,653
79,000	Kona Grill, Inc.*	1,252,940
100,700	Libbey, Inc.	2,146,924
59,620	Malibu Boats, Inc., Class A*	975,979
84,170	Papa Murphy’s Holdings, Inc.*	947,754
87,610	Performance Sports Group Ltd.*	843,684
16,000	Red Robin Gourmet Burgers, Inc.*	987,840
106,650	Salem Media Group, Inc.	531,117
90,446	Smith & Wesson Holding Corp.*	1,988,003
33,750	Superior Uniform Group, Inc.	573,075
207,100	Tandy Leather Factory, Inc.*	1,520,114
95,400	Universal Electronics, Inc.*	4,898,790
168,632	ZAGG, Inc.*	1,844,834

		24,749,993

Consumer Staples — 1.54%
29,110	John B Sanfilippo & Son, Inc.	1,572,813

Energy — 4.26%
163,850	Callon Petroleum Co.*	1,366,509
55,390	Gulfport Energy Corp.*	1,360,932
115,600	Ring Energy, Inc.*	814,980
93,920	Synergy Resources Corp.*	800,198

		4,342,619

Financials — 17.12%
194,300	Asta Funding, Inc.*	1,544,685
75,470	Atlas Financial Holdings, Inc.*	1,501,853
44,200	Boston Private Financial Holdings, Inc.	501,228
103,959	CoBiz Financial, Inc.	1,395,130
207,900	Compass Diversified Holdings	3,303,531
5,584	East West Bancorp, Inc.	232,071
28,480	First Bancorp/Southern Pines, NC	533,715
8,590	German American Bancorp, Inc.	286,219
88,453	Gramercy Property Trust, Inc. REIT	682,858
34,573	Heritage Financial Corp.	651,355
46,400	LaSalle Hotel Properties REIT	1,167,424
30,106	Mercantile Bank Corp.	738,801
9,100	National Interstate Corp.	242,970
68,724	Northrim BanCorp, Inc.	1,828,058
53,300	Pacific Premier Bancorp, Inc.*	1,132,625

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
27,640	Preferred Bank/Los Angeles, CA	$912,673
37,880	State Bank Financial Corp.	796,616

		17,451,812

Health Care — 6.12%
127,899	BioScrip, Inc.*	223,823
68,600	Exactech, Inc.*	1,245,090
217,308	Streamline Health Solutions, Inc.*	306,404
36,900	SurModics, Inc.*	747,963
69,130	US Physical Therapy, Inc.	3,710,898

		6,234,178

Industrials — 23.42%
30,990	Air Transport Services Group, Inc.*	312,379
74,000	AZZ, Inc.	4,112,180
134,015	Columbus McKinnon Corp.	2,532,884
42,090	Ducommun, Inc.*	682,700
94,010	Ennis, Inc.	1,809,694
44,510	GP Strategies Corp.*	1,117,646
53,300	Greenbrier Cos., Inc. (The)	1,738,646
311,300	Hudson Technologies, Inc.*	924,561
16,810	Lydall, Inc.*	596,419
32,300	Marten Transport Ltd.	571,710
84,830	NN, Inc.	1,352,190
19,235	Old Dominion Freight Line, Inc.*	1,136,212
64,060	Patrick Industries, Inc.*	2,786,610
107,640	PGT, Inc.*	1,226,020
286,150	Radiant Logistics, Inc.*	981,496
70,460	Sparton Corp.*	1,408,495
18,360	Sun Hydraulics Corp.	582,563

		23,872,405

Information Technology — 14.54%
11,692	Aspen Technology, Inc.*	441,490
10,440	comScore, Inc.*	429,606
310,100	CYREN Ltd.*	527,170
338,111	Glu Mobile, Inc.*	821,610
117,470	GSI Group, Inc.*	1,599,941
60,120	Interactive Intelligence Group, Inc.*	1,888,970
88,350	KEYW Holding Corp. (The)*	531,867
122,100	Sapiens International Corp.	1,245,420
60,020	Tangoe, Inc.*	503,568
98,142	TESSCO Technologies, Inc.	1,910,825
21,030	Tyler Technologies, Inc.*	3,665,950
47,065	Vishay Precision Group, Inc.*	532,776
141,720	Xplore Technologies Corp.*	725,606

		14,824,799

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
Materials — 5.54%
22,116	Intertape Polymer Group, Inc.	$298,566
48,960	Koppers Holdings, Inc.*	893,520
108,600	Landec Corp.*	1,284,738
234,900	OMNOVA Solutions, Inc.*	1,439,937
100,680	Real Industry, Inc.*	808,460
99,588	Universal Stainless & Alloy Products, Inc.*	925,173

		5,650,394

Telecommunication Services — 0.16%
415,700	Towerstream Corp.*	157,925

Utilities — 1.96%
55,800	Unitil Corp.	2,002,104

Total Common Stocks		100,859,042

(Cost $75,495,877)

Rights/Warrants — 0.36%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19*(a)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*	198,496
6,203	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	173,684

Total Rights/Warrants		372,180

(Cost $0)

Exchange Traded Funds — 0.66%
16,100	SPDR S&P Regional Banking	674,912

Total Exchange Traded Funds		674,912

(Cost $319,878)

Investment Company — 0.16%
158,118	JPMorgan Prime Money Market Fund, Institutional Class	158,118

Total Investment Company		158,118

(Cost $158,118)

Total Investments		$102,064,252
(Cost $75,973,873)(b) — 100.12%

Liabilities in excess of other assets — (0.12)%		(121,599)

NET ASSETS — 100.00%		$101,942,653

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2015 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

December 31, 2015 (Unaudited)

Shares		Value
Common Stocks — 99.65%
Consumer Discretionary — 22.88%
9,160	Cavco Industries, Inc.*	$763,120
21,190	Core-Mark Holding Co., Inc.	1,736,309
71,800	Destination Maternity Corp.	626,096
586,000	Destination XL Group, Inc.*	3,234,720
69,350	Drew Industries, Inc.	4,222,721
177,030	Fox Factory Holding Corp.*	2,926,306
120,770	Grand Canyon Education, Inc.*	4,845,292
48,570	Helen of Troy Ltd.*	4,577,723
120,780	Kona Grill, Inc.*	1,915,571
216,875	Libbey, Inc.	4,623,775
137,458	Malibu Boats, Inc., Class A*	2,250,187
204,950	Performance Sports Group Ltd.*	1,973,669
96,950	Pier 1 Imports, Inc.	493,475
230,892	Smith & Wesson Holding Corp.*	5,075,006
70,092	Steven Madden Ltd.*	2,118,180
198,673	Universal Electronics, Inc.*	10,201,859
319,466	ZAGG, Inc.*	3,494,958

		55,078,967

Energy — 3.48%
102,460	Gulfport Energy Corp.*	2,517,442
307,500	Ring Energy, Inc.*	2,167,875
86,070	RSP Permian, Inc.*	2,099,247
187,130	Synergy Resources Corp.*	1,594,348

		8,378,912

Financials — 18.64%
116,800	AMERISAFE, Inc.	5,945,120
87,720	AmTrust Financial Services, Inc.	5,401,798
10,480	BancFirst Corp.	614,338
90,930	Chemical Financial Corp.	3,116,171
38,410	Community Bank System, Inc.	1,534,095
503,340	Compass Diversified Holdings	7,998,073
81,850	EverBank Financial Corp.	1,307,963
142,393	Gramercy Property Trust, Inc. REIT	1,099,271
64,679	Hanmi Financial Corp.	1,534,186
83,190	LaSalle Hotel Properties REIT	2,093,060
170,310	National General Holdings Corp.	3,722,977
35,480	Pinnacle Financial Partners, Inc.	1,822,253
43,800	ProAssurance Corp.	2,125,614
139,790	Safeguard Scientifics, Inc.*	2,028,353
66,540	Texas Capital Bancshares, Inc.*	3,288,407
63,880	United Community Banks, Inc.	1,245,021

		44,876,700

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value

Health Care — 7.97%
107,760	Air Methods Corp.*	$4,518,377
2,780	Analogic Corp.	229,628
272,908	BioScrip, Inc.*	477,589
30,790	Hanger, Inc.*	506,495
50,340	Masimo Corp.*	2,089,613
84,460	US Physical Therapy, Inc.	4,533,813
113,400	West Pharmaceutical Services, Inc.	6,828,948

		19,184,463

Industrials — 24.54%
550,230	ACCO Brands Corp.*	3,923,140
144,414	Astronics Corp.*	5,879,094
128,452	AZZ, Inc.	7,138,078
248,910	Columbus McKinnon Corp.	4,704,399
99,230	Ducommun, Inc.*	1,609,511
89,760	EnerSys, Inc.	5,020,277
92,318	GP Strategies Corp.*	2,318,105
136,720	Greenbrier Cos., Inc. (The)	4,459,806
166,400	Insteel Industries, Inc.	3,481,088
172,010	Interface, Inc.	3,292,271
208,270	NN, Inc.	3,319,824
49,200	Old Dominion Freight Line, Inc.*	2,906,244
173,853	Patrick Industries, Inc.*	7,562,606
24,500	Spirit Airlines, Inc.*	976,325
35,080	Wabtec Corp.	2,494,890

		59,085,658

Information Technology — 16.20%
113,830	Interactive Intelligence Group, Inc.*	3,576,539
77,290	InterDigital, Inc.	3,790,302
79,162	KEYW Holding Corp. (The)*	476,555
279,460	Mitel Networks Corp.*	2,149,047
97,590	Synaptics, Inc.*	7,840,381
204,570	Synchronoss Technologies, Inc.*	7,207,001
92,960	Take-Two Interactive Software, Inc.*	3,238,726
97,400	TESSCO Technologies, Inc.	1,896,378
50,610	Tyler Technologies, Inc.*	8,822,335

		38,997,264

Materials — 4.56%
118,000	Ferro Corp.*	1,312,160
122,301	FutureFuel Corp.	1,651,063
98,836	Koppers Holdings, Inc.*	1,803,757
129,050	Landec Corp.*	1,526,661

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
365,450	OMNOVA Solutions, Inc.*	$2,240,209
93,200	PH Glatfelter Co.	1,718,608
77,091	Universal Stainless & Alloy Products, Inc.*	716,175

		10,968,633

Utilities — 1.38%
56,000	Laclede Group, Inc. (The)	3,326,960

Total Common Stocks		239,897,557

(Cost $205,899,119)
Exchange Traded Funds — 0.10%
2,140	iShares Russell 2000 Index Fund	240,771

Total Exchange Traded Funds		240,771

(Cost $179,612)

Investment Company — 0.82%
1,964,362	JPMorgan Prime Money Market Fund, Institutional Class	1,964,362

Total Investment Company		1,964,362

(Cost $1,964,362)

Total Investments		$242,102,690
(Cost $208,043,093)(a) — 100.57%

Liabilities in excess of other assets — (0.57)%		(1,363,878)

NET ASSETS — 100.00%		$240,738,812

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

December 31, 2015 (Unaudited)

Shares		Value
Common Stocks — 92.99%
Consumer Discretionary — 20.28%
25,100	AH Belo Corp., Class A	$125,500
3,725	Ambassadors International, Inc.*	11
600	Ambow Education Holding Ltd. ADR*	2,400
11,800	AMC Entertainment Holdings, Inc., Class A	283,200
11,900	America’s Car-Mart, Inc.*	317,611
6,400	Arctic Cat, Inc.	104,832
23,000	Beazer Homes USA, Inc.*	264,270
3	Biglari Holdings, Inc.*	977
13,427	Bowl America, Inc., Class A	187,978
27,800	Bridgepoint Education, Inc.*	211,558
36,600	Build-A-Bear Workshop, Inc.*	447,984
6,700	Caleres, Inc.	179,694
51,600	Carriage Services, Inc.	1,243,560
23,600	Century Communities, Inc.*	417,956
45,000	Container Store Group, Inc. (The)*	369,000
8,800	Core-Mark Holding Co., Inc.	721,072
37,400	CSS Industries, Inc.	1,061,412
14,130	Culp, Inc.	359,891
30,200	Delta Apparel, Inc.*	424,008
24,243	E.W. Scripps Co. (The), Class A	460,617
41,800	Entercom Communications Corp., Class A*	469,414
35,000	Eros International Plc*	320,250
22,400	Flexsteel Industries, Inc.	989,632
18,000	Fred’s, Inc., Class A	294,660
44,800	Harte-Hanks, Inc.	145,152
22,940	Haverty Furniture Cos., Inc.	491,834
5,900	Helen of Troy Ltd.*	556,075
22,400	hhgregg, Inc.*	81,984
27,100	Hooker Furniture Corp.	684,004
10,500	JAKKS Pacific, Inc.*	83,580
20,500	Johnson Outdoors, Inc., Class A	448,745
19,190	Journal Media Group, Inc.	230,664
35,900	K12, Inc.*	315,920
23,500	Kid Brands, Inc.*	21
47,910	Lakeland Industries, Inc.*	572,045
95,270	Lazare Kaplan International, Inc.*	95,270
7,900	La-Z-Boy, Inc.	192,918
25,400	LeapFrog Enterprises, Inc.*	18,034
28,300	Lifetime Brands, Inc.	375,258
42,500	Luby’s, Inc.*	189,975
15,600	M/I Homes, Inc.*	341,952
51,500	Marcus Corp. (The)	976,955
38,690	MarineMax, Inc.*	712,670
7,500	McRae Industries, Inc., Class A	219,825
11,600	Media General, Inc.*	187,340
21,300	Mestek, Inc.*	448,365

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
17,400	Modine Manufacturing Co.*	$157,470
22,300	Movado Group, Inc.	573,333
4,700	NACCO Industries, Inc., Class A	198,340
15,700	Nautilus, Inc.*	262,504
10,300	Nobility Homes, Inc.*	124,630
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
8,450	Perry Ellis International, Inc.*	155,649
119,400	Point.360*	105,072
51,900	Red Lion Hotels Corp.*	363,819
21,750	REX American Resources Corp.*	1,176,023
35,200	Rocky Brands, Inc.	406,912
61,500	Ruby Tuesday, Inc.*	338,865
15,700	Saga Communications, Inc., Class A	603,665
39,150	Salem Media Group, Inc.	194,967
39,000	Shiloh Industries, Inc.*	204,360
82	Sizmek, Inc.*	299
35,100	Stage Stores, Inc.	319,761
21,800	Standard Motor Products, Inc.	829,490
15,900	Stein Mart, Inc.	107,007
8,300	Stoneridge, Inc.*	122,840
14,600	Strattec Security Corp.	824,754
36,500	Superior Industries International, Inc.	672,330
75,800	Superior Uniform Group, Inc.	1,287,084
16,200	Systemax, Inc.*	139,320
51,000	Tilly’s, Inc., Class A*	338,130
65,200	Trans World Entertainment Corp.*	233,416
40,300	TravelCenters of America LLC*	378,820
32,100	Unifi, Inc.*	903,615
31,100	Universal Technical Institute, Inc.	144,926
30,000	Universal Travel Group*(a)(b)(c)	0
45,600	VOXX International Corp.*	239,856
1,397	Walking Co. Holdings, Inc. (The)*	6,985
15,700	WCI Communities, Inc.*	349,796
11,000	Weyco Group, Inc.	294,360
19,000	William Lyon Homes, Class A*	313,500

		28,997,971

Consumer Staples — 3.46%
7,350	Andersons, Inc. (The)	232,481
53,200	Central Garden and Pet Co.*	719,264
25,800	Ingles Markets, Inc., Class A	1,137,264
12,200	Oil-Dri Corp. of America	449,326
69,500	Omega Protein Corp.*	1,542,900
73,000	Royal Hawaiian Orchards LP*	227,030
29,640	SpartanNash Co.	641,410

		4,949,675

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
Energy — 2.08%
9,200	Basic Energy Services, Inc.*	$24,656
48,540	Callon Petroleum Co.*	404,824
23,800	Era Group, Inc.*	265,370
7,500	Global Partners LP	131,775
22,600	Harvest Natural Resources, Inc.*	9,605
28,200	Hornbeck Offshore Services, Inc.*	280,308
29,500	Natural Gas Services Group, Inc.*	657,850
26,800	Newpark Resources, Inc.*	141,504
9,800	Niska Gas Storage Partners LLC*	30,674
53,100	North American Energy Partners, Inc.	91,863
17,700	Panhandle Oil and Gas, Inc.	286,032
14,600	PHI, Inc.*	259,296
11,900	PHI, Inc., Non voting*	195,279
1,230	Sanchez Production Partners L.P.	17,491
14,700	Swift Energy Co.*	1,338
17,600	Teekay Tankers, Ltd., Class A	121,088
110,300	Trico Marine Services, Inc.*(a)(b)(c)	0
25,880	W&T Offshore, Inc.*	59,783

		2,978,736

Financials — 26.28%
39,150	Affirmative Insurance Holdings, Inc.*	98
26,320	AG Mortgage Investment Trust, Inc. REIT	337,949
14,500	Agree Realty Corp. REIT	492,855
14,970	American Independence Corp.*	127,395
29,990	Ameris Bancorp	1,019,360
21,800	Apollo Commercial Real Estate Finance, Inc. REIT	375,614
13,600	Apollo Residential Mortgage, Inc. REIT	162,520
73,900	Arbor Realty Trust, Inc. REIT	528,385
35,400	Ares Commercial Real Estate Corp. REIT	404,976
8,100	Arlington Asset Investment Corp., Class A	107,163
59,500	Asta Funding, Inc.*	473,025
17,400	Baldwin & Lyons, Inc., Class B	418,122
40,700	Banc of California, Inc.	595,034
12,400	Banco Latinoamericano de Comercio Exterior SA	321,532
49,900	Bancorp, Inc. (The)*	317,863
7,028	Banner Corp.	322,304
100,000	Beverly Hills Bancorp, Inc.*(a)(c)	100
15,500	C1 Financial, Inc.*	375,255
33,600	California First National Bancorp	437,136
4,211	Capital Bank Financial Corp., Class A	134,668
38,000	Capitol Bancorp Ltd.*(a)(b)(c)	0
37,100	Cedar Realty Trust, Inc. REIT	262,668
27,200	Cherry Hill Mortgage Investment Corp. REIT	353,600

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
1,680	CIM Commercial Trust Corp. REIT	$26,662
63,650	Citizens, Inc.*	472,919
101,200	Consumer Portfolio Services, Inc.*	525,228
15,756	Cowen Group, Inc., Class A*	60,345
35,777	Donegal Group, Inc., Class A	503,740
8,444	Donegal Group, Inc., Class B	136,371
48,540	Dynex Capital, Inc. REIT	308,229
34,050	EMC Insurance Group, Inc.	861,465
51,000	Enova International, Inc.*	337,110
29,400	Federal Agricultural Mortgage Corp., Class C	928,158
60,900	Federated National Holding Co.	1,800,204
29,500	First Defiance Financial Corp.	1,114,510
9,400	First Financial Corp.	319,318
41,200	First Merchants Corp.	1,047,304
38,000	First Place Financial Corp.*(a)(b)(c)	0
42,000	First State Bancorporation*(a)(b)(c)	0
660	Flagstar Bancorp, Inc.*	15,253
11,400	Forestar Group, Inc.*	124,716
11,600	Franklin Financial Network, Inc.*	364,008
48,700	GAIN Capital Holdings, Inc.	394,957
7,100	GAMCO Investors, Inc., Class A	220,384
11,200	Getty Realty Corp. REIT	192,080
7,100	Guaranty Bancorp	117,434
11,200	HCI Group, Inc.	390,320
16,200	Heritage Insurance Holdings, Inc.	353,484
33,300	HF Financial Corp.	629,037
5,458	Hilltop Holdings, Inc.*	104,903
6,040	HomeTrust Bancshares, Inc.*	122,310
45,700	Independence Holding Co.	632,945
7,800	Infinity Property & Casualty Corp.	641,394
7,000	Investors Title Co.	677,600
14,400	JAVELIN Mortgage Investment Corp. REIT	90,288
41,600	JMP Group, Inc.	227,136
16,500	Kansas City Life Insurance Co.	631,785
52,300	Manning & Napier, Inc.	444,027
30,890	Marlin Business Services Corp.	496,093
20,200	MidSouth Bancorp, Inc.	183,416
23,100	Monmouth Real Estate Investment Corp. REIT	241,626
45,000	MutualFirst Financial, Inc.	1,121,400
5,300	National Security Group, Inc. (The)	80,825
3,500	National Western Life Group, Inc., Class A	881,790
9,900	Navigators Group, Inc. (The)*	849,321
22,067	Nicholas Financial, Inc.*	257,081
41,700	OFG Bancorp.	305,244
27,700	One Liberty Properties, Inc. REIT	594,442
15,700	Onebeacon Insurance Group, Ltd., Class A	194,837
15,900	Oppenheimer Holdings, Inc., Class A	276,342
14,800	Pacific Mercantile Bancorp*	105,228

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
2,468	Park Sterling Corp.	$18,066
24,200	PennyMac Financial Services, Inc. Class A*	371,712
25,200	Peoples Bancorp, Inc.	474,768
7,300	Piper Jaffray Cos.*	294,920
15,900	Provident Financial Holdings, Inc.	300,351
17,400	Ramco-Gershenson Properties Trust REIT	289,014
8,100	RE/MAX Holdings, Inc. Class A	302,130
31,900	Regional Management Corp.*	493,493
39,674	Reis, Inc.	941,464
5,100	Resource Capital Corp. REIT	65,076
9,100	Safety Insurance Group, Inc.	513,058
8,000	Simmons First National Corp., Class A	410,880
3,793	South State Corp.	272,906
33,500	Southwest Bancorp, Inc.	585,580
48,823	Sterling Bancorp	791,909
10,600	Stewart Information Services Corp.	395,698
3,140	Sun Bancorp, Inc.*	64,810
11,000	UMH Properties, Inc. REIT	111,320
52,000	Unico American Corp.*	515,840
88,216	United Community Financial Corp.	520,474
19,000	United Western Bancorp, Inc.*(a)(b)(c)	0
10,800	Urstadt Biddle Properties, Inc. REIT, Class A	207,792
21,900	Walker & Dunlop, Inc.*	630,939
14,041	Western Asset Mortgage Capital Corp. REIT	143,499
40,700	Whitestone REIT	488,807
16,800	Winthrop Realty Trust REIT	217,896
12,100	ZAIS Financial Corp. REIT	182,468

		37,575,761

Health Care — 4.46%
21,339	Aceto Corp.	575,726
30,800	Albany Molecular Research, Inc.*	611,380
11,000	American Shared Hospital Services*	20,240
17,900	AngioDynamics, Inc.*	217,306
42,660	BioScrip, Inc.*	74,655
18,800	CONMED Corp.	828,140
5,300	Cross Country Healthcare, Inc.*	86,867
74,850	CryoLife, Inc.	806,883
55,200	Five Star Quality Care, Inc.*	175,536
20,370	Hanger, Inc.*	335,087
4,700	Invacare Corp.	81,733
6,300	Kewaunee Scientific Corp.	112,077
9,662	Kindred Healthcare, Inc.	115,074
15,000	MedCath Corp.*(a)(b)(c)	0
49,300	PharMerica Corp.*	1,725,500
11,125	Symmetry Surgical, Inc.*	102,350
21,100	Triple-S Management Corp., Class B*	504,501

		6,373,055

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
Industrials — 19.90%
50,500	Aegean Marine Petroleum Network, Inc.	$422,180
3,000	Aegion Corp.*	57,930
13,300	Aerojet Rocketdyne Holdings, Inc.*	208,278
17,300	Alamo Group, Inc.	901,330
52,430	Allied Motion Technologies, Inc.	1,372,617
3,800	Altra Industrial Motion Corp.	95,304
47,700	Ameresco, Inc., Class A*	298,125
11,400	Ampco-Pittsburgh Corp.	116,964
8,100	AMREP Corp.*	35,235
27,000	Ardmore Shipping Corp.	343,440
9,100	Argan, Inc.	294,840
30,500	CAI International, Inc.*	307,440
49,800	CBIZ, Inc.*	491,028
10,900	CDI Corp.	73,684
8,774	CECO Environmental Corp.	67,384
44,100	Celadon Group, Inc.	436,149
85,425	Cenveo, Inc.*	74,439
2,400	Chicago Rivet & Machine Co.	55,968
9,360	Comfort Systems USA, Inc.	266,011
31,878	Compx International, Inc.	363,409
30,800	Dolan Co. (The)*(a)(c)	0
13,600	Douglas Dynamics, Inc.	286,552
27,500	Ducommun, Inc.*	446,050
5,270	Dycom Industries, Inc.*	368,689
45	Eagle Bulk Shipping, Inc.	158
13,100	Eastern Co. (The)	245,625
8,480	Ecology and Environment, Inc., Class A	86,750
13,600	Encore Wire Corp.	504,424
40,500	Ennis, Inc.	779,625
4,600	EnPro Industries, Inc.	201,664
20,100	Espey Manufacturing & Electronics Corp.	523,002
27,000	Federal Signal Corp.	427,950
19,900	FLY Leasing Ltd. ADR	271,635
61,800	Furmanite Corp.*	411,588
6,790	G&K Services, Inc., Class A	427,091
4,147	Genco Shipping & Trading Ltd.*	6,179
32,900	Gibraltar Industries, Inc.*	836,976
22,100	Global Power Equipment Group, Inc.	76,908
27,900	Golden Ocean Group Ltd.	29,853
6,260	GP Strategies Corp.*	157,189
15,350	Greenbrier Cos., Inc. (The)	500,717
29,000	Griffon Corp.	516,200
22,250	Hardinge, Inc.	207,370
7,600	Hill International, Inc.*	29,488

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
23,350	International Shipholding Corp.	$33,857
23,500	Jinpan International Ltd.	90,005
13,430	Kadant, Inc.	545,392
5,700	Key Technology, Inc.*	59,109
18,400	Kimball International, Inc., Class B	179,768
3,908	Kratos Defense & Security Solutions, Inc.*	16,023
64,000	LECG Corp.*(a)(c)	0
33,000	LS Starrett Co. (The), Class A	320,760
44,250	LSI Industries, Inc.	539,407
40,700	Lydall, Inc.*	1,444,036
30,012	Marten Transport Ltd.	531,212
44,100	Meritor, Inc.*	368,235
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
43,194	MFC Industrial Ltd.	84,228
42,500	Miller Industries, Inc.	925,650
18,000	Mistras Group, Inc.*	343,620
4,900	National Presto Industries, Inc.	406,014
29,500	NN, Inc.	470,230
8,800	Northwest Pipe Co.*	98,472
34,500	Orion Marine Group, Inc.*	143,865
46,900	PAM Transportation Services, Inc.*	1,293,971
5,200	Paragon Shipping, Inc., Class A*	837
22,340	Patrick Industries, Inc.*	971,790
11,700	PowerSecure International, Inc.*	176,085
25,000	RCM Technologies, Inc.	137,500
31,000	Roadrunner Transportation Systems, Inc.*	292,330
20,500	Rush Enterprises, Inc., Class A*	448,745
39,700	Safe Bulkers, Inc.	32,157
11,500	SL Industries, Inc.*	366,620
27,690	Sparton Corp.*	553,523
4,700	Standex International Corp.	390,805
53,820	Supreme Industries, Inc., Class A	368,667
4,269	SYKES Enterprises, Inc.*	131,400
36,000	TRC Cos., Inc.*	333,000
22,200	Tredegar Corp.	302,364
6,800	Universal Forest Products, Inc.	464,916
13,900	USA Truck, Inc.*	242,555
19,000	Viad Corp.	536,370
24,200	Volt Information Sciences, Inc.*	196,988
33,600	Willdan Group, Inc.*	281,568
35,200	Willis Lease Finance Corp.*	707,520

		28,453,032

Information Technology — 8.26%
60,700	Acorn Energy, Inc.*	6,373
66,000	Arc Document Solutions, Inc.*	291,720
10,800	Black Box Corp.	102,924
15,000	Blucora, Inc.*	147,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
59,200	CIBER, Inc.*	$207,792
50,000	Comarco, Inc.*	7,000
18,400	Communications Systems, Inc.	142,968
34,800	CTS Corp.	613,872
25,600	Digi International, Inc.*	291,328
24,700	Edgewater Technology, Inc.*	197,847
30,600	Electro Rent Corp.	281,520
14,400	Electro Scientific Industries, Inc.*	74,736
12,500	ePlus, Inc.*	1,165,750
40,800	Everi Holdings, Inc.*	179,112
8,000	Exar Corp.*	49,040
8,200	Fabrinet*	195,324
21,532	GSI Group, Inc.*	293,266
33,400	Insight Enterprises, Inc.*	839,008
13,000	JinkoSolar Holding Co. Ltd. ADR*	359,710
4,800	Kemet Corp.*	11,376
26,100	Kimball Electronics, Inc.*	286,839
18,300	Magal Security Systems Ltd.*	77,775
2,285	Mecklermedia Corp.*	11
21,700	Methode Electronics, Inc.	690,711
33,500	Newport Corp.*	531,645
70,415	Optical Cable Corp.	200,683
16,800	Park Electrochemical Corp.	253,008
45,200	PC Connection, Inc.	1,023,328
58,700	Perceptron, Inc.*	457,273
31,730	Photronics, Inc.*	395,039
40,600	Richardson Electronics Ltd.	230,202
24,600	Rudolph Technologies, Inc.*	349,812
60,100	Sigmatron International, Inc.*	452,553
2,433	STR Holdings, Inc.	889
25,600	TESSCO Technologies, Inc.	498,432
13,200	Vishay Precision Group, Inc.*	149,424
650	WPCS International, Inc.*	903
47,400	XO Group, Inc.*	761,244

		11,817,437

Materials — 3.75%
36,690	American Vanguard Corp.	514,027
37,000	Blue Earth Refineries, Inc.*(a)(b)(c)	0
15,700	China Green Agriculture, Inc.*	24,021
15,400	Friedman Industries, Inc.	85,008
31,390	FutureFuel Corp.	423,765
4,300	Hawkins, Inc.	153,811
9,200	Innospec, Inc.	499,652
15,300	KMG Chemicals, Inc.	352,206
12,900	Materion Corp.	361,200
10,840	Myers Industries, Inc.	144,389
3,400	Neenah Paper, Inc.	212,262

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
26	North American Palladium Ltd.*	$76
18,100	Olympic Steel, Inc.	209,598
85,270	OMNOVA Solutions, Inc.*	522,705
2,870	Quaker Chemical Corp.	221,736
10,900	Real Industry, Inc.*	87,527
18,400	Schulman (A), Inc.	563,776
4,700	Stepan Co.	233,543
67,100	Thompson Creek Metals Co., Inc.*	13,554
33,000	Trecora Resources*	408,870
16,000	Universal Stainless & Alloy Products, Inc.*	148,640
3,200	Vulcan International Corp.	179,200

		5,359,566

Telecommunication Services — 0.85%
44,050	DHI Group, Inc.*	403,939
29,600	IDT Corp., Class B	345,136
25,800	Spok Holdings, Inc.	472,656

		1,221,731

Utilities — 3.67%
8,800	American States Water Co.	369,160
5,108	California Water Service Group	118,863
20,085	Chesapeake Utilities Corp.	1,139,824
18,700	Connecticut Water Service, Inc.	710,787
16,100	Delta Natural Gas Co., Inc.	337,939
16,600	Empire District Electric Co. (The)	465,962
24,300	Middlesex Water Co.	644,922
18,600	SJW Corp.	551,490
25,326	Unitil Corp.	908,697

		5,247,644

Total Common Stocks		132,974,608

(Cost $115,426,469)
Preferred Stocks — 0.59%
3,122	Alere, Inc.	847,155

Total Preferred Stocks		847,155

(Cost $504,723)
Exchange Traded Funds — 1.67%
30,350	iShares Russell Microcap Index Fund	2,188,235
13,400	PowerShares Zacks Micro Cap Portfolio	207,448

Total Exchange Traded Funds		2,395,683

(Cost $2,418,316)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
Rights/Warrants — 0.15%
724	Eagle Bulk Shipping, Inc. Warrants, Expire 10/15/21*	$69
992	Genco Shipping & Trading Ltd. Warrants, Expire 7/9/21*	60
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	114,720
3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	100,380

Total Rights/Warrants		215,229

(Cost $73,487)

Principal Amount		Value
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.(a)(b)(c)	$0
1,625	Trenwick America Corp.(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 4.19%
5,987,000	JPMorgan Prime Money Market Fund, Institutional Class	5,987,000

Total Investment Company		5,987,000

(Cost $5,987,000)

Total Investments		$142,419,675
(Cost $124,409,995)(d) — 99.59%

Other assets in excess of liabilities — 0.41%		580,294

NET ASSETS — 100.00%		$142,999,969

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2015 (Unaudited)

*	Non-income producing security.
(a)	This security is considered illiquid as to its marketability.

The total investment in restricted and/or illiquid securities representing $100, or less than 0.01% of net assets, was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/15 Carrying Value Per Unit
100,000	Beverly Hills Bancorp, Inc.	07/30/2007	$745,716	$ 0.01
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
38,000	Capitol Bancorp Ltd.	09/27/2004	$1,137,893	$—
30,800	Dolan Co. (The)	09/13/2010	$161,504	$—
38,000	First Place Financial Corp.	02/18/2004	$730,667	$—
42,000	First State Bancorporation	09/28/2004	$668,082	$—
64,000	LECG Corp.	05/23/2008	$618,298	$—
15,000	MedCath Corp.	05/23/2008	$78,842	$—
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
30,000	Universal Travel Group	09/13/2010	$157,113	$—
19,000	United Western Bancorp, Inc.	09/26/2007	$173,961	$—

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(b)	Security delisted or issuer in bankruptcy.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

December 31, 2015 (Unaudited)

Shares		Value
Common Stocks — 98.45%
Consumer Discretionary — 13.18%
10,750	Ascena Retail Group, Inc.*	$105,887
2,250	Brunswick Corp.	113,647
866	Grand Canyon Education, Inc.*	34,744
2,815	Jarden Corp.*	160,793
300	Mohawk Industries, Inc.*	56,817
420	Newell Rubbermaid, Inc.	18,514
2,140	Penske Automotive Group, Inc.	90,608
521	Tenneco, Inc.*	23,919
554	Whirlpool Corp.	81,366

		686,295

Energy — 7.60%
980	Concho Resources, Inc.*	91,003
100	EQT Corp.	5,213
600	HollyFrontier Corp.	23,934
1,650	Newfield Exploration Co.*	53,724
3,440	Parsley Energy, Inc., Class A*	63,468
800	Pioneer Natural Resources Co.	100,304
970	Range Resources Corp.	23,872
2,548	Superior Energy Services, Inc.	34,322

		395,840

Financials — 27.89%
710	American Financial Group, Inc.	51,177
2,340	AmTrust Financial Services, Inc.	144,097
210	Boston Properties, Inc. REIT	26,783
2,040	CIT Group, Inc.	80,988
2,020	Citizens Financial Group, Inc.	52,904
4,193	Columbia Property Trust, Inc. REIT	98,452
2,140	Compass Diversified Holdings	34,005
5,930	Fifth Third Bancorp	119,193
1,997	Hartford Financial Services Group, Inc. (The)	86,790
6,990	Huntington Bancshares, Inc.	77,309
1,580	Invesco Ltd.	52,898
307	LaSalle Hotel Properties REIT	7,724
3,040	Lincoln National Corp.	152,790
8,238	National General Holdings Corp.	180,083
3,210	Sterling Bancorp	52,066
1,670	Synovus Financial Corp.	54,075
1,930	Unum Group	64,250
2,980	XL Group Plc	116,756

		1,452,340

Health Care — 6.13%
1,997	Centene Corp.*	131,423
720	Laboratory Corp of America Holdings*	89,021
1,650	Mylan NV*	89,215
80	Universal Health Services, Inc., Class B	9,559

		319,218

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
Industrials — 10.09%
790	Alaska Air Group, Inc.	$63,603
810	Carlisle Cos., Inc.	71,839
520	Jacobs Engineering Group, Inc.*	21,814
680	Oshkosh Corp.	26,547
228	Regal-Beloit Corp.	13,342
2,088	Ryder System, Inc.	118,661
1,529	Spirit Airlines, Inc.*	60,931
540	Stanley Black & Decker, Inc.	57,634
3,028	Swift Transporation Co.*	41,847
692	Wabtec Corp.	49,215

		525,433

Information Technology — 12.97%
1,900	Arrow Electronics, Inc.*	102,942
2,699	LAM Research Corp.	214,355
906	Qorvo, Inc.*	46,115
1,982	Skyworks Solutions, Inc.	152,277
4,535	Synchronoss Technologies, Inc.*	159,768

		675,457

Materials — 9.26%
570	Avery Dennison Corp.	35,716
1,228	Carpenter Technology Corp.	37,172
2,144	Crown Holdings, Inc.*	108,701
466	Ferro Corp.*	5,182
969	Reliance Steel & Aluminum Co.	56,115
6,178	Steel Dynamics, Inc.	110,401
2,819	WestRock Co.	128,603

		481,890

Telecommunication Services — 2.19%
24,456	Frontier Communications Corp.	114,209

Utilities — 9.14%
16,377	Calpine Corp.*	236,975
350	CMS Energy Corp.	12,628
1,200	DTE Energy Co.	96,228
9,690	Dynegy, Inc.*	129,846

		475,677

Total Common Stocks		5,126,359

(Cost $5,226,460)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
Investment Company — 0.44%
22,915	JPMorgan Prime Money Market Fund, Institutional Class	$22,915

Total Investment Company		22,915

(Cost $22,915)

Total Investments	$5,149,274
(Cost $5,249,375)(a) — 98.89%

Other assets in excess of liabilities — 1.11%	57,806

NET ASSETS — 100.00%	$5,207,080

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

December 31, 2015 (Unaudited)

Shares		Value
Common Stocks — 95.60%
Consumer Discretionary — 10.96%
1,910	Ascena Retail Group, Inc.*	$18,813
1,890	Bridgepoint Education, Inc.*	14,383
850	Carriage Services, Inc.	20,485
1,930	Dana Holding Corp.	26,634
3,260	Destination Maternity Corp.	28,427
520	Helen of Troy Ltd.*	49,010
3,100	Libbey, Inc.	66,092
880	Motorcar Parts of America, Inc.*	29,753
2,650	New Media Investment Group, Inc.	51,569
2,300	Pier 1 Imports, Inc.	11,707
4,860	Smith & Wesson Holding Corp.*	106,823
6,990	Tandy Leather Factory, Inc.*	51,307
1,610	Taylor Morrison Home Corp., Class A*	25,760
1,470	Universal Electronics, Inc.*	75,485

		576,248

Consumer Staples — 1.49%
1,450	John B Sanfilippo & Son, Inc.	78,343

Energy — 4.04%
4,690	Callon Petroleum Co.*	39,115
1,700	Gulfport Energy Corp.*	41,769
8,010	Ring Energy, Inc.*	56,471
1,590	RSP Permian, Inc.*	38,780
4,270	Synergy Resources Corp.*	36,380

		212,515

Financials — 41.05%
1,550	American Financial Group, Inc.	111,724
2,010	AMERISAFE, Inc.	102,309
1,560	AmTrust Financial Services, Inc.	96,065
1,290	Capital Bank Financial Corp., Class A	41,254
2,620	Cardinal Financial Corp.	59,605
940	Chatham Lodging Trust REIT	19,251
2,630	Chemical Financial Corp.	90,130
4,010	CoBiz Financial, Inc.	53,814
1,110	Columbia Property Trust, Inc. REIT	26,063
1,310	Community Bank System, Inc.	52,321
11,340	Compass Diversified Holdings	180,193
1,340	CubeSmart REIT	41,031
3,430	DiamondRock Hospitality Co. REIT	33,099
640	DuPont Fabros Technology, Inc. REIT	20,346
380	EastGroup Properties, Inc. REIT	21,132
2,920	EverBank Financial Corp.	46,662
3,239	Hanmi Financial Corp.	76,829
3,640	Heritage Financial Corp.	68,578
1,850	LaSalle Hotel Properties REIT	46,546

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
3,680	Mercantile Bank Corp.	$90,307
4,180	National General Holdings Corp.	91,375
1,890	Northrim BanCorp, Inc.	50,274
1,580	Pacific Premier Bancorp, Inc.*	33,575
4,580	Parkway Properties, Inc. REIT	71,585
1,380	ProAssurance Corp.	66,971
1,670	Ramco-Gershenson Properties Trust REIT	27,739
1,100	Reinsurance Group of America, Inc.	94,105
2,250	Rexford Industrial Realty, Inc. REIT	36,810
2,780	Safeguard Scientifics, Inc.*	40,338
2,290	STAG Industrial, Inc. REIT	42,251
4,930	Sterling Bancorp	79,965
2,840	Synovus Financial Corp.	91,959
680	Terreno Realty Corp. REIT	15,382
1,060	Texas Capital Bancshares, Inc.*	52,385
4,440	United Community Banks, Inc.	86,536

		2,158,509

Health Care — 2.65%
2,020	PharMerica Corp.*	70,700
230	Teleflex, Inc.	30,233
640	West Pharmaceutical Services, Inc.	38,541

		139,474

Industrials — 15.24%
13,150	ACCO Brands Corp.*	93,759
3,790	Columbus McKinnon Corp.	71,631
1,200	EnerSys, Inc.	67,116
4,540	Ennis, Inc.	87,395
2,590	Greenbrier Cos., Inc. (The)	84,486
1,920	Herman Miller, Inc.	55,104
800	Kirby Corp.*	42,096
800	Lydall, Inc.*	28,384
3,630	Marten Transport Ltd.	64,251
3,050	NN, Inc.	48,617
1,320	Patrick Industries, Inc.*	57,420
2,060	PGT, Inc.*	23,463
580	Primoris Services Corp.	12,777
1,020	Roadrunner Transportation Systems, Inc.*	9,618
2,270	Sparton Corp.*	45,377
250	Spirit Airlines, Inc.*	9,963

		801,457

Information Technology — 7.40%
1,180	Coherent, Inc.*	76,830
590	Fairchild Semiconductor International, Inc.*	12,219
7,110	GSI Group, Inc.*	96,838
5,800	Mitel Networks Corp.*	44,602

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
2,620	Sapiens International Corp.	$26,724
630	Synaptics, Inc.*	50,614
1,020	Synchronoss Technologies, Inc.*	35,935
730	Take-Two Interactive Software, Inc.*	25,433
1,780	Vishay Precision Group, Inc.*	20,150

		389,345

Materials — 4.48%
1,900	Ferro Corp.*	21,128
390	Kaiser Aluminum Corp.	32,627
3,480	Koppers Holdings, Inc.*	63,510
8,580	OMNOVA Solutions, Inc.*	52,595
1,130	Reliance Steel & Aluminum Co.	65,438

		235,298

Utilities — 8.29%
2,670	Laclede Group, Inc. (The)	158,625
2,560	NorthWestern Corp.	138,880
3,800	Portland General Electric Co.	138,206

		435,711

Total Common Stocks		5,026,900

(Cost $5,113,931)
Investment Company — 5.12%
269,379	RBC Prime Money Market Fund, Institutional Class 1(a)	269,379

Total Investment Company		269,379

(Cost $269,379)

Total Investments		$5,296,279
(Cost $5,383,310)(b) — 100.72%

Liabilities in excess of other assets — (0.72)%		(38,026)

NET ASSETS — 100.00%		$5,258,253

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

December 31, 2015 (Unaudited)

Principal Amount		Value
Asset Backed Commercial Paper — 3.10%
Finance - Diversified Domestic — 3.10%
$50,000,000	Cancara Asset Securitisation LLC, 0.36%, 1/19/16(a)	$49,992,500
15,000,000	Collateralized Commercial Paper II Co., LLC, 0.40%, 1/28/16(b)	15,000,027
25,000,000	Collateralized Commercial Paper II Co., LLC, 0.42%, 1/14/16(b)	25,000,363
25,000,000	Collateralized Commercial Paper II Co., LLC, 0.44%, 1/11/16(a)(b)	24,997,861
25,000,000	Collateralized Commercial Paper II Co., LLC, 0.52%, 5/16/16(a)(b)	24,951,972
25,000,000	Collateralized Commercial Paper II Co., LLC, 0.60%, 5/25/16(a)(b)	24,940,833
25,000,000	Collateralized Commercial Paper II Co., LLC, 0.68%, 5/31/16(a)(b)	24,930,111
20,000,000	Kells Funding LLC, 0.37%, 3/9/16(a)(b)	19,986,639
40,000,000	Kells Funding LLC, 0.50%, 4/4/16(a)(b)	39,949,444

Total Asset Backed Commercial Paper		249,749,750

(Cost $249,749,750)
Commercial Paper — 39.53%
Banks - Australia & New Zealand — 5.00%
40,000,000	Australia & New Zealand Banking Group Ltd., 0.51%, 4/4/16(a)(b)	39,948,433
25,000,000	Australia & New Zealand Banking Group Ltd., 0.60%, 4/6/16(a)(b)	24,961,250
20,000,000	Commonwealth Bank Australia, 0.30%, 2/16/16(a)(b)	19,992,833
32,000,000	Commonwealth Bank Australia, 0.30%, 3/29/16(b)	31,999,348
24,120,000	Commonwealth Bank Australia, 0.75%, 1/15/16(b)	24,122,094
25,000,000	National Australia Bank Ltd., 0.27%, 2/16/16(a)(b)	24,992,087
50,000,000	National Australia Bank Ltd., 0.42%, 3/7/16(a)(b)	49,963,250
50,000,000	National Australia Bank Ltd., 0.47%, 1/29/16(b)(c)	50,000,000
40,000,000	National Australia Bank Ltd., 0.50%, 3/11/16(a)(b)	39,962,778
25,000,000	Westpac Banking Corp., 0.36%, 3/2/16(b)	25,000,000
25,000,000	Westpac Banking Corp., 0.47%, 1/4/16(a)(b)	25,000,000
46,590,000	Westpac Banking Corp., 0.95%, 1/12/16	46,594,945

		402,537,018

Banks - Canadian — 3.29%
25,000,000	Bank of Nova Scotia, 0.38%, 4/25/16(b)	25,000,000
45,000,000	Bank of Nova Scotia, 0.41%, 2/22/16(a)(b)	44,975,194
25,000,000	Bank of Nova Scotia, 0.50%, 5/9/16(a)(b)	24,956,250
25,000,000	Bank of Nova Scotia, 0.60%, 5/17/16(a)(b)	24,944,167
25,000,000	Bank of Nova Scotia, 0.72%, 6/3/16(a)(b)	24,924,500
23,000,000	Toronto Dominion Holdings, 0.39%, 1/19/16(a)(b)	22,996,263
25,000,000	Toronto Dominion Holdings, 0.40%, 1/20/16(a)(b)	24,995,556
25,000,000	Toronto Dominion Holdings, 0.42%, 1/19/16(a)(b)	24,995,625
25,000,000	Toronto Dominion Holdings, 0.45%, 4/14/16(a)(b)	24,968,438
22,500,000	Toronto Dominion Holdings, 0.57%, 5/2/16(a)(b)	22,457,606

		265,213,599

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Banks - Domestic — 0.62%
$25,000,000	JP Morgan Securities LLC, 0.45%, 5/25/16(a)	$25,000,000
25,000,000	JP Morgan Securities LLC, 0.50%, 1/4/16(a)(b)	25,000,000

		50,000,000

Banks - Foreign — 7.88%
100,000,000	BNP Paribas NY, 0.36%, 1/4/16(a)	100,000,000
40,000,000	DnB NOR Bank ASA, 0.32%, 2/26/16(a)(b)	39,981,156
25,000,000	DnB NOR Bank ASA, 0.33%, 1/22/16(b)(c)	25,000,000
50,000,000	DnB NOR Bank ASA, 0.35%, 2/29/16(b)	49,972,778
25,000,000	DnB NOR Bank ASA, 0.36%, 3/8/16(c)	25,000,000
50,000,000	DnB NOR Bank ASA, 0.37%, 1/11/16(a)(b)	49,996,451
40,000,000	DnB NOR Bank ASA, 0.40%, 1/13/16(a)(b)	39,996,000
45,000,000	DnB NOR Bank ASA, 0.43%, 2/1/16(a)(b)	44,985,125
25,000,000	Malayan Banking BHD, 0.37%, 1/7/16(a)	24,999,229
50,000,000	Nederlandse Waterschapsbank NV, 0.29%, 1/4/16(b)(c)	50,000,000
50,000,000	Nederlandse Waterschapsbank NV, 0.35%, 1/4/16(a)(b)	50,000,000
35,000,000	Rabobank Nederland NY, 0.43%, 4/28/16(a)	34,951,924
25,000,000	Rabobank Nederland NY, 0.46%, 5/3/16(a)	24,962,083
50,000,000	Svenska Handelsbanken AB, 0.30%, 1/7/16(a)(b)	49,998,750
25,000,000	Svenska Handelsbanken AB, 0.46%, 4/15/16(a)(b)	24,967,417

		634,810,913

Banks - Japanese — 2.48%
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.29%, 1/6/16(a)(b)	49,999,194
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.29%, 1/13/16(a)(b)	49,996,375
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.39%, 2/22/16(a)(b)	49,973,458
50,000,000	Sumitomo Mitsui Bank NY, 0.36%, 2/12/16(a)(b)	49,980,500

		199,949,527

Banks - United Kingdom — 0.62%
50,000,000	Lloyds TSB Bank Plc, 0.41%, 3/2/16(a)	49,966,972

		49,966,972

Consumer Discretionary — 1.67%
25,000,000	Coca-Cola Co., 0.37%, 1/15/16(a)(b)	24,997,174
45,000,000	Coca-Cola Co., 0.40%, 1/11/16(a)(b)	44,996,500
40,000,000	Coca-Cola Co., 0.56%, 4/19/16(a)(b)	39,934,044
25,000,000	Coca-Cola Co., 0.60%, 6/7/16(a)(b)	24,935,417

		134,863,135

Finance - Diversified Domestic — 3.19%
30,000,000	ABB Treasury Center USA, Inc., 0.35%, 1/5/16(a)(b)	29,999,708
45,000,000	American Honda Finance Corp., 0.28%, 2/18/16(a)	44,984,250
30,000,000	American Honda Finance Corp., 0.30%, 1/6/16(a)	29,999,500
25,000,000	Toyota Credit Canada Inc., 0.62%, 5/26/16(a)	24,938,431
25,000,000	Toyota Motor Credit Corp., 0.41%, 3/2/16(a)	24,983,486
25,000,000	Toyota Motor Credit Corp., 0.46%, 3/9/16(a)	24,979,236
45,000,000	Toyota Motor Credit Corp., 0.57%, 1/25/16(c)	45,000,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$32,517,000	Toyota Motor Credit Corp., 2.80%, 1/11/16(c)	$32,531,535

		257,416,146

Finance - Diversified Foreign — 11.11%
50,000,000	Erste Abwicklungsanstalt, 0.32%, 3/8/16(a)(b)	49,971,556
40,000,000	Erste Abwicklungsanstalt, 0.40%, 1/15/16(a)(b)	39,995,111
60,000,000	Erste Abwicklungsanstalt, 0.42%, 1/19/16(a)(b)	59,989,500
50,000,000	Nordea Bank AB, 0.39%, 1/5/16(a)(b)	49,999,465
50,000,000	Nordea Bank AB, 0.42%, 3/2/16(a)(b)	49,966,569
25,000,000	Nordea Bank AB, 0.47%, 3/10/16(a)(b)	24,978,458
40,000,000	Nordea Bank AB, 0.51%, 3/15/16(a)(b)	39,960,161
50,000,000	Nordea Bank AB, 0.56%, 5/17/16(a)(b)	49,896,708
50,000,000	NRW Bank, 0.24%, 1/5/16(a)(b)	49,999,674
50,000,000	NRW Bank, 0.25%, 2/1/16(a)(b)	49,990,278
50,000,000	NRW Bank, 0.37%, 1/8/16(a)(b)	49,997,972
20,000,000	PSP Capital Inc., 0.28%, 1/22/16(a)(b)	19,997,200
27,840,000	PSP Capital Inc., 0.28%, 1/26/16(a)(b)	27,835,236
20,000,000	PSP Capital Inc., 0.31%, 2/4/16(a)(b)	19,994,661
22,000,000	PSP Capital Inc., 0.31%, 2/8/16(a)(b)	21,993,369
25,000,000	PSP Capital Inc., 0.31%, 3/2/16(a)(b)	24,987,514
46,000,000	PSP Capital Inc., 0.33%, 2/19/16(a)(b)	45,980,603
30,000,000	PSP Capital Inc., 0.33%, 3/15/16(a)(b)	29,980,475
25,000,000	PSP Capital Inc., 0.42%, 3/7/16(a)(b)	24,981,625
25,000,000	PSP Capital Inc., 0.44%, 2/8/16(a)(b)	24,989,306
15,000,000	Skandinaviska Enskilda Banken NY, 0.27%, 1/5/16(a)(b)	14,999,888
50,000,000	Swedbank, 0.30%, 3/2/16(a)	49,976,236
35,000,000	Swedbank, 0.35%, 1/4/16(a)	35,000,000
40,000,000	Swedbank, 0.43%, 3/10/16(a)	39,968,467

		895,430,032

Health Care — 1.92%
40,000,000	Novartis Finance Corp., 0.33%, 1/5/16(a)(b)	39,999,633
40,000,000	Trinity Health Corp., 0.22%, 1/12/16(a)	39,998,045
10,000,000	Trinity Health Corp., 0.25%, 1/20/16(a)	9,998,889
30,000,000	Trinity Health Corp., 0.35%, 1/14/16(a)	29,997,083
35,000,000	Trinity Health Corp., 0.48%, 2/16/16(a)	34,979,933

		154,973,583

Insurance — 0.50%
40,500,000	Metlife Short Term Fund LLC, 0.40%, 1/26/16(a)(b)	40,490,100

		40,490,100

Manufacturing — 0.56%
30,000,000	Danaher Corp., 0.43%, 1/7/16(a)(b)	29,998,925
15,000,000	Illinois Tool Works, Inc., 0.33%, 1/5/16(a)(b)	14,999,864

		44,998,789

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Materials — 0.25%
$ 20,000,000	BASF SE, 0.44%, 2/9/16(a)(b)	$19,991,200

		19,991,200

Utilities — 0.44%
35,000,000	Electricite de France SA, 0.72%, 1/8/16(a)(b)	34,997,200

		34,997,200

Total Commercial Paper		3,185,638,214

(Cost $3,185,638,214)
Certificates of Deposit, Domestic — 1.74%
Banks - Domestic — 1.74%
40,000,000	Citibank N.A. 0.26%, 1/7/16	39,999,966
50,000,000	Citibank N.A. 0.30%, 2/10/16	50,000,000
50,000,000	Citibank N.A. 0.38%, 3/1/16	50,000,000

Total Certificates of Deposit, Domestic		139,999,966

(Cost $139,999,966)
Certificates of Deposit, Yankee(d) — 9.24%
Banks - Canadian — 1.43%
20,000,000	Bank of Nova Scotia Houston, 0.36%, 1/7/16	20,000,000
25,000,000	Bank of Nova Scotia Houston, 0.38%, 3/10/16(c)	25,000,000
45,000,000	Canadian Imperial Bank of Commerce NY, 0.43%, 3/2/16	45,000,000
25,000,000	Toronto Dominion Bank NY, 0.43%, 3/7/16	25,000,000

		115,000,000

Banks - Foreign — 1.49%
50,000,000	BNP Paribas NY, 0.20%, 1/4/16	50,000,000
25,000,000	Svenska Handelsbanken NY, 0.39%, 2/25/16	25,002,343
45,000,000	Svenska Handelsbanken NY, 0.61%, 5/20/16	45,000,854

		120,003,197

Banks - Japanese — 4.96%
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.33%, 2/10/16	50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.35%, 2/22/16	50,000,000
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.29%, 1/7/16	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.29%, 1/8/16	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.29%, 1/11/16	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.30%, 1/4/16	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.34%, 2/10/16	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.39%, 1/19/16	50,000,000

		400,000,000

Banks - United Kingdom — 1.24%
100,000,000	Lloyds TSB Bank Plc, 0.26%, 1/4/16	100,000,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Finance - Diversified Foreign — 0.12%
$ 10,000,000	Nordea Bank Finland NY, 0.38%, 1/19/16	$9,999,979

Total Certificates of Deposit, Yankee		745,003,176

(Cost $745,003,176)
Corporate Bonds — 12.74%
Banks - Australia & New Zealand — 1.65%
25,000,000	Australia & New Zealand Banking Group Ltd., 0.45%, 5/23/16(b)(c)	25,000,000
24,185,000	Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	24,196,891
22,750,000	Australia & New Zealand Banking Group Ltd., 3.25%, 3/1/16(b)	22,848,636
35,935,000	National Australia Bank Ltd., 0.90%, 1/20/16	35,942,370
25,000,000	Westpac Banking Corp., 0.36%, 5/9/16(b)(c)	25,000,000

		132,987,897

Banks - Canadian — 3.87%
10,000,000	Bank of Montreal, 2.63%, 1/25/16(b)	10,012,443
50,000,000	Bank of Montreal Chicago, 0.31%, 1/7/16(c)	50,000,000
25,000,000	Bank of Montreal Chicago, 0.40%, 5/20/16(c)	25,000,000
25,000,000	Bank of Montreal Chicago, 0.62%, 4/25/16(c)	25,000,000
27,000,000	Bank of Nova Scotia Houston, 0.30%, 1/7/16(c)	26,999,913
25,000,000	Bank of Nova Scotia Houston, 0.35%, 1/15/16(c)	25,000,000
25,000,000	Bank of Nova Scotia Houston, 0.38%, 5/6/16(c)	25,000,000
25,000,000	Bank of Nova Scotia Houston, 0.57%, 3/22/16(c)	25,000,000
25,000,000	Canadian Imperial Bank of Commerce NY, 0.41%, 4/1/16(c)	25,000,000
25,000,000	Canadian Imperial Bank of Commerce NY, 0.47%, 5/25/16(c)	25,000,000
25,000,000	Toronto Dominion Bank, 0.34%, 1/8/16(c)	25,000,000
25,000,000	Toronto Dominion Bank, 0.60%, 5/23/16(c)	25,000,000

		312,012,356

Banks - Domestic — 1.86%
25,000,000	Bank of New York Mellon Corp., 2.50%, 1/15/16	25,015,251
75,000,000	JP Morgan Chase Bank N.A., 0.46%, 2/22/16(c)	75,000,000
25,000,000	Wells Fargo Bank N.A., 0.38%, 4/4/16(c)	25,000,000
25,000,000	Wells Fargo Bank N.A., 0.43%, 5/3/16(c)	25,000,000

		150,015,251

Banks - Foreign — 1.49%
75,000,000	Svenska Handelsbanken AB, 0.58%, 3/3/16(b)(c)	75,000,000
45,000,000	Svenska Handelsbanken NY, 0.54%, 1/25/16(c)	45,000,000

		120,000,000

Finance - Diversified Domestic — 3.40%
20,000,000	Altoona-Blair County Development Corp., 0.40%, 4/1/35(b)(c)	20,000,000
40,000,000	American Honda Finance Corp., 0.31%, 1/11/16(c)	40,000,112
35,000,000	Fiore Capital LLC, 0.11%, 8/1/45(c)	35,000,000
7,300,000	General Electric Capital Corp., 0.52%, 1/14/16(c)	7,300,439
7,118,000	General Electric Capital Corp., 1.00%, 1/8/16	7,118,403

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 70,149,000	General Electric Capital Corp., 5.00%, 1/8/16	$70,184,182
43,700,000	Jets Stadium Development LLC, 0.37%, 4/1/47(b)(c)	43,700,000
23,000,000	Jets Stadium Finance Issuer 2015 LLC, 0.37%, 4/1/47(b)(c)	23,000,000
3,050,000	PACCAR Financial Corp., 0.80%, 2/8/16	3,050,642
25,000,000	Toyota Motor Credit Corp., 0.37%, 4/4/16(c)	25,000,000

		274,353,778

Health Care — 0.21%
16,955,000	Keep Memory Alive, 0.40%, 5/1/37, (LOC: PNC Bank N.A.)(c)	16,955,000

Information Technology — 0.26%
20,860,000	International Business Machines Corp., 0.37%, 2/5/16(c)	20,861,841

Total Corporate Bonds		1,027,186,123

(Cost $1,027,186,123)
Municipal Bonds — 9.07%
California — 1.99%
20,000,000	State of California TECP, 0.43%, 1/29/16	20,000,000
100,000,000	University of California TECP, 0.38%, 1/6/16(a)	99,997,889
40,000,000	University of California TECP, 0.42%, 1/20/16(a)	39,992,533

		159,990,422

Georgia — 0.87%
8,600,000	Macon-Bibb County Industrial Authority, 0.42%, 7/1/25, (LOC: Bank of America N.A.)(b)(c)	8,600,000
42,825,000	Municipal Electric Authority TECP, 0.38%, 1/14/16	42,825,000
18,785,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.42%, 6/1/28, (LOC: Wells Fargo Bank N.A.)(c)	18,785,000

		70,210,000

Illinois — 0.11%
8,540,000	University of Illinois Facilities Revenue, Series S, 0.32%, 4/1/44, (LOC: Northern Trust Co.)(c)	8,540,000

Maryland — 0.15%
12,325,000	Montgomery County Housing Opportunities Commission Refunding Revenue, Series D, 0.38%, 7/1/39, (LOC: PNC Bank N.A., Freddie Mac)(c)	12,325,000

Michigan — 0.90%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.35%, 9/1/50, (LOC: PNC Bank N.A.)(c)	25,000,000
47,385,000	Michigan Finance Authority Taxable School Loan Revolving Fund, Series A, 0.38%, 9/1/53, (LOC: JP Morgan Chase Bank N.A.)(c)	47,385,000

		72,385,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
New Jersey — 0.27%
$21,495,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Refunding Revenue, 0.30%, 7/1/38, (LOC: JP Morgan Chase Bank N.A.)(c)	$21,495,000

New York — 2.11%
25,000,000	Long Island Power Authority TECP, 0.32%, 8/31/16	25,000,000
15,000,000	Long Island Power Authority TECP, 0.33%, 8/18/16	15,000,000
7,600,000	Nassau Health Care Corp. Refunding Revenue, Series A, 0.42%, 8/1/22, (Credit Support: County GTY), (LOC: JP Morgan Chase Bank N.A.)(c)	7,600,000
34,445,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.38%, 4/15/36, (Credit Support: Fannie Mae)(c)	34,445,000
46,000,000	New York State Housing Finance Agency Multi-Family Housing Revenue, 0.40%, 11/1/48, (LOC: JP Morgan Chase Bank N.A.)(c)	46,000,000
7,250,000	New York State Housing Finance Agency Multi-Family Housing Revenue, 0.40%, 11/1/48, (LOC: JP Morgan Chase Bank N.A.)(c)	7,250,000
10,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Sub-Series 2A, 0.42%, 11/15/28, (LOC: Bank of America N.A.)(c)	10,000,000
25,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Sub-Series 2B, 0.42%, 11/15/32, (LOC: Bank of America N.A.)(c)	25,000,000

		170,295,000

Pennsylvania — 1.22%
54,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.38%, 10/1/28, (LOC: PNC Bank N.A.)(c)	54,900,000
25,000,000	Carnegie Mellon University TECP, 0.35%, 1/5/16(a)	24,999,757
18,230,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.38%, 11/1/30, (LOC: PNC Bank N.A.)(c)	18,230,000

		98,129,757

South Dakota — 0.37%
30,000,000	South Dakota Housing Development Authority Revenue, 0.42%, 11/1/45(c)	30,000,000

Tennessee — 0.12%
10,000,000	Vanderbilt University TECP, 0.50%, 3/15/16(a)	9,990,164

Texas — 0.72%
15,000,000	University of Texas TECP, 0.15%, 1/6/16	14,999,850
15,000,000	University of Texas TECP, 0.16%, 1/4/16	15,000,000
10,000,000	University of Texas TECP, 0.17%, 1/7/16	9,999,958
10,000,000	University of Texas TECP, 0.22%, 1/8/16	10,000,000
8,000,000	University of Texas TECP, 0.36%, 2/3/16	8,000,000

		57,999,808

Utah — 0.08%
6,770,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.42%, 6/1/31, (LOC: Wells Fargo Bank N.A.)(c)	6,770,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Virginia — 0.16%
$ 12,530,000	Newport News Economic Development Authority Industrial Improvement Revenue, Series B, 0.42%, 7/1/31, (LOC: JP Morgan Chase Bank N.A.)(c)	$12,530,000

Total Municipal Bonds		730,660,151

(Cost $730,660,151)
U.S. Treasury Obligations — 0.62%
U.S. Treasury Notes — 0.62%
50,000,000	0.38%, 1/15/16	50,001,477

Total U.S. Treasury Obligations		50,001,477

(Cost $50,001,477)
Repurchase Agreements — 22.40%
90,000,000	BNP Paribas Securities Corp., dated 12/31/15; due 1/4/16 at 0.28% with maturity value of $90,002,800 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 12/31/18 to 1/15/25 at rates ranging from 1.375% to 2.375%, aggregate original par and fair value of $91,852,300 and $91,800,054, respectively)	90,000,000
65,000,000	BNP Paribas Securities Corp., dated 12/31/15; due 1/4/16 at 0.30% with maturity value of $65,002,167 (fully collateralized by U.S. Treasury, Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 5/18/16 to 9/1/45 at rates ranging from 0.00% to 7.50%, aggregate original par and fair value of $211,059,133 and $66,300,000, respectively)	65,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $158,100,054)	155,000,000

100,000,000	Citigroup Global, dated 12/29/15; due 1/5/16 at 0.33% with maturity value of $100,006,417 (fully collateralized by Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 6/9/17 to 10/8/24 at rates ranging from 0.875% to 2.800%, aggregate original par and fair value of $102,125,000 and $102,002,141, respectively)	100,000,000
150,000,000	Citigroup Global, dated 12/31/15; due 1/7/16 at 0.32% with maturity value of $150,009,333 (fully collateralized by Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 9/27/16 to 8/1/22 at rates ranging from 0.4016% to 2.4700%, aggregate original par and fair value of $152,684,000 and $153,000,830, respectively)	150,000,000

	Total Value of Citigroup Global, (collateral value of $255,002,971)	250,000,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$950,000,000	Federal Reserve, dated 12/31/15; due 1/4/16 at 0.25% with maturity value of $950,026,389 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/15/21 to 2/15/40 at rates ranging from 3.625% to 4.625%, aggregate original par and fair value of $834,777,200 and $950,026,419, respectively)	$950,000,000

	Total Value of Federal Reserve, (collateral value of $950,026,419)	950,000,000

50,000,000	Goldman Sachs & Co., dated 12/31/15; due 1/4/16 at 0.33% with maturity value of $50,001,833 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 3/1/17 to 10/1/45 at rates ranging from 2.00% to 6.50%, aggregate original par and fair value of $151,224,013 and $51,000,000, respectively)	50,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $51,000,000)	50,000,000

100,000,000	JP Morgan Securities, dated 8/13/13 at 0.39% with maturity value of Principal Amount plus interest accrued until maturity (fully collateralized by Fannie Mae, Freddie Mac, and Federal Home Loan Bank securities with maturity dates ranging from 3/1/16 to 12/1/45 at rates ranging from 0.50% to 10.50%, aggregate original par and fair value of $263,123,397 and $102,023,640, respectively)(e)(f)	100,000,000

	Total Value of JP Morgan Securities, (collateral value of $102,023,640)	100,000,000

50,000,000	TD Securities (USA), dated 12/31/15; due 1/4/16 at 0.36% with maturity value of $50,002,000 (fully collateralized by U.S. Treasury, Ginnie Mae, Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/29/16 to 2/15/45 at rates ranging from 0.000% to 6.875%, aggregate original par and fair value of $10,794,954 and $10,769,739, respectively)	50,000,000

	Total Value of TD Securities (USA), (collateral value of $10,769,739)	50,000,000

175,000,000	Wells Fargo Securities, dated 12/31/15; due 1/4/16 at 0.33% with maturity value of $175,006,417 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/31/16 to 2/15/45 at rates ranging from 0.00% to 4.50%, aggregate original par and fair value of $182,673,400 and $178,500,002, respectively)	175,000,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$75,000,000	Wells Fargo Securities, dated 12/31/15; due 1/4/16 at 0.35% with maturity value of $75,002,917 (fully collateralized by Fannie Mae securities with maturity dates ranging from 8/1/45 to 11/1/45 at a rate of 4.00%, aggregate original par and fair value of $72,227,109 and $76,500,000, respectively)	$75,000,000

	Total Value of Wells Fargo Securities, (collateral value of $255,000,002)	250,000,000

Total Repurchase Agreements		1,805,000,000

(Cost $1,805,000,000)

Total Investments		7,933,238,857

(Cost 7,933,238,857)(g) — 98.44%

Other assets in excess of liabilities — 1.56%		126,103,932

NET ASSETS — 100.00%		$8,059,342,789

(a)	Represents effective yield to maturity on date of purchase.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2015. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(d)	Issuer is a U.S. branch of a foreign domiciled bank.
(e)	This security is considered illiquid as to its marketability.

The total investment in restricted and/or illiquid securities representing $100,000,000, or 1.24% of net assets, was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/15 Carrying Value Per Unit
$100,000,000	JP Morgan Securities	08/13/2013	$100,000,000	$100.00

(f)	Security is perpetual and thus does not have a predetermined maturity. This is a variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2015. The maturity date used for rule 2a-7 of the Investment Company Act of 1940, as amended was January 1, 2016.
(g)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GTY - Guaranty

LOC - Letter of Credit

TECP - Tax Exempt Commercial Paper

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

December 31, 2015 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Corporate Bonds — 0.21%
Information Technology — 0.21%
$ 15,200,000	Net Magan Two LLC, 0.42%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 0.15%
New York — 0.15%
3,600,000	New York City Housing Development Corp. Multi Family Revenue, Series B, 0.40%, 11/15/35, (Credit Support: Fannie Mae)(a)	3,600,000
7,280,000	New York State Dormitory Authority Nursing Home Improvements Revenue, Series B, 0.40%, 11/15/36, (Credit Support: Fannie Mae)(a)	7,280,000

		10,880,000

Total U.S. Government Agency Backed Municipal Bonds		10,880,000

(Cost $10,880,000)
U.S. Government Agency Obligations — 60.92%
Fannie Mae — 11.14%
67,150,000	0.16%, 1/4/16(b)	67,150,000
75,965,200	0.17%, 1/4/16(b)	75,965,200
52,000,000	0.17%, 1/4/16(b)	52,000,000
101,918,000	0.17%, 2/1/16(b)	101,904,722
39,101,500	0.18%, 1/4/16(b)	39,101,500
54,756,000	0.18%, 1/4/16(b)	54,756,000
12,616,000	0.19%, 1/4/16(b)	12,616,000
50,000,000	0.21%, 10/21/16(a)	49,998,566
36,082,000	0.27%, 3/1/16(b)	36,066,432
25,000,000	0.29%, 9/8/17(a)	24,995,759
25,000,000	0.35%, 8/16/17(a)	24,995,914
5,000,000	0.35%, 8/15/16(a)	5,001,261
10,800,000	0.43%, 7/25/16(a)	10,803,304
204	0.56%, 3/25/16(a)	204
12,064,700	0.57%, 4/1/16(b)	12,047,890
39,077,600	0.57%, 4/1/16(b)	39,023,152
273,130	0.58%, 1/25/17(a)	273,130
52,000,000	0.59%, 4/1/16(b)	51,925,004
6,314,052	1.07%, 5/25/16(a)	6,318,877
391,621	1.08%, 2/25/16	391,683
57,047,000	2.38%, 4/11/16	57,366,172
53,252,000	5.00%, 3/15/16	53,741,644
14,000,000	5.25%, 9/15/16	14,450,616

		790,893,030

Federal Farm Credit Bank — 10.10%
25,000,000	0.22%, 10/3/16(a)	24,997,259

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 7,250,000	0.25%, 3/24/17(a)	$7,254,041
25,000,000	0.26%, 10/3/16(a)	25,004,729
58,000,000	0.27%, 2/11/16(a)	57,999,096
3,000,000	0.27%, 1/3/17(a)	3,001,974
50,000,000	0.28%, 5/5/16(a)	50,002,565
55,400,000	0.29%, 8/4/17(a)	55,440,048
10,000,000	0.30%, 7/8/16(a)	10,003,361
9,000,000	0.32%, 10/11/16(a)	8,999,701
12,610,000	0.32%, 7/15/16(a)	12,616,754
15,000,000	0.33%, 11/6/17(a)	14,993,987
9,565,000	0.33%, 10/11/16(a)	9,570,674
20,000,000	0.34%, 9/14/16(a)	20,010,297
62,000,000	0.34%, 3/13/17(a)	62,018,653
35,000,000	0.38%, 4/5/16(a)	34,990,190
10,000,000	0.39%, 3/29/16(a)	9,999,763
20,000,000	0.39%, 1/25/16(a)	19,999,971
5,000,000	0.40%, 1/14/16	5,000,336
17,500,000	0.40%, 1/19/16(a)	17,500,149
33,869,000	0.40%, 4/17/17(a)	33,886,212
53,000,000	0.41%, 1/30/17(a)	52,961,062
7,250,000	0.41%, 1/19/16(a)	7,250,167
8,000,000	0.43%, 9/12/17(a)	7,992,857
23,500,000	0.45%, 3/2/17(a)	23,483,487
50,000,000	0.46%, 6/19/17(a)	49,997,821
1,950,000	0.47%, 6/13/17(a)	1,949,334
14,250,000	0.49%, 9/30/16(a)	14,242,207
3,240,000	0.49%, 10/17/17(a)	3,234,638
33,000,000	0.50%, 2/1/16(a)	33,001,278
23,500,000	0.51%, 4/11/16(a)	23,499,042
16,000,000	0.53%, 6/9/16(a)	15,995,825

		716,897,478

Federal Home Loan Bank — 30.88%
25,000,000	0.11%, 1/13/16(b)	24,999,313
25,000,000	0.12%, 1/8/16(b)	24,999,681
25,000,000	0.12%, 1/15/16(b)	24,999,122
20,000,000	0.12%, 1/20/16(b)	19,998,933
7,250,000	0.13%, 1/25/16(b)	7,249,450
25,000,000	0.14%, 1/28/16(b)	24,997,667
14,878,000	0.15%, 2/9/16(b)	14,875,843
50,000,000	0.15%, 2/3/16(b)	49,993,958
931,000	0.15%, 1/25/16(b)	930,918
50,000,000	0.17%, 2/5/16(b)	49,992,622
12,500,000	0.19%, 1/15/16	12,499,968
40,000,000	0.19%, 7/1/16(a)	39,998,823
8,000,000	0.19%, 1/30/17(a)	7,986,957
19,000,000	0.21%, 3/3/16(a)	18,999,922
25,000,000	0.22%, 5/17/16(a)	25,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 25,000,000	0.22%, 2/12/16(b)	$24,993,960
40,000,000	0.23%, 1/8/16(a)	39,999,978
50,000,000	0.23%, 2/10/16(b)	49,988,232
25,000,000	0.23%, 1/4/16	25,000,000
25,000,000	0.23%, 2/14/17(a)	24,985,105
45,000,000	0.23%, 2/19/16(b)	44,986,545
45,000,000	0.24%, 2/17/16(b)	44,987,075
50,000,000	0.24%, 4/6/16(b)	49,969,646
50,000,000	0.24%, 4/8/16(b)	49,968,333
50,000,000	0.24%, 4/15/16(b)	49,966,000
23,500,000	0.25%, 3/23/16(b)	23,487,107
47,500,000	0.25%, 4/13/16(b)	47,467,014
25,000,000	0.25%, 1/12/16	24,999,816
9,200,000	0.25%, 1/22/16	9,200,179
50,000,000	0.25%, 2/9/16(a)	50,000,000
25,000,000	0.25%, 4/15/16(b)	24,982,292
45,000,000	0.26%, 4/20/16(b)	44,965,359
25,000,000	0.26%, 7/6/16(a)	25,000,000
25,000,000	0.26%, 2/10/16(a)	25,001,729
62,000,000	0.27%, 2/24/16(b)	61,976,285
20,000,000	0.28%, 1/15/16(a)	19,999,970
28,000,000	0.28%, 8/26/16(a)	28,000,000
64,000,000	0.29%, 2/26/16(b)	63,972,675
15,000,000	0.29%, 2/18/16(a)	14,998,799
25,000,000	0.29%, 5/20/16(a)	25,000,000
41,750,000	0.29%, 2/24/16(b)	41,732,848
25,000,000	0.30%, 1/29/16(b)	24,994,826
15,000,000	0.31%, 8/18/16(a)	14,997,288
10,900,000	0.32%, 1/13/16	10,900,122
7,250,000	0.32%, 1/22/16	7,250,487
100,000,000	0.32%, 3/2/16(b)	99,949,250
50,000,000	0.33%, 4/1/16	49,994,688
5,000,000	0.33%, 2/18/16	5,000,824
50,000,000	0.33%, 2/23/16(b)	49,977,542
50,000,000	0.34%, 3/14/16	49,997,766
25,000,000	0.34%, 11/25/16(a)	25,000,000
38,000,000	0.34%, 2/17/16(b)	37,984,209
40,000,000	0.36%, 7/22/16(a)	40,000,000
40,000,000	0.36%, 3/4/16(b)	39,976,000
35,000,000	0.38%, 1/21/16(a)	34,999,915
20,000,000	0.38%, 8/25/16(a)	20,000,000
35,000,000	0.40%, 6/14/16(a)	35,000,000
50,000,000	0.40%, 3/23/16(b)	49,956,660
25,000,000	0.41%, 2/28/17(a)	25,000,000
60,000,000	0.47%, 6/21/16(a)	60,003,349
60,000,000	0.48%, 3/11/16(b)	59,946,401
62,500,000	0.48%, 3/9/16(b)	62,445,833
10,000,000	0.61%, 7/15/16(b)	9,967,297

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 23,830,000	1.00%, 3/11/16	$23,861,190
56,820,000	1.38%, 11/15/16	57,103,213
14,725,000	5.38%, 5/18/16	14,996,795

		2,192,455,779

Freddie Mac — 4.63%
50,000,000	0.16%, 1/14/16(b)	49,997,778
25,000,000	0.21%, 9/2/16(a)	25,000,000
23,000,000	0.23%, 4/4/16(b)	22,986,686
25,000,000	0.30%, 8/17/16(a)	25,000,000
50,000,000	0.31%, 6/15/16(a)	49,996,586
20,000,000	0.33%, 9/16/16(a)	20,000,000
50,000,000	0.40%, 7/21/16(a)	49,997,209
10,000,000	0.50%, 5/13/16	10,005,758
15,000,000	0.88%, 10/14/16	15,016,685
7,439,071	1.66%, 11/25/16	7,464,024
53,000,000	4.75%, 1/19/16	53,096,839

		328,561,565

Overseas Private Investment Corp. — 4.17%
14,310,000	0.00%, 5/2/16(c)	14,310,000
13,455,000	0.00%, 5/2/16(c)	13,455,000
140,000,000	0.32%, 9/15/20(a)	140,000,000
5,000,000	0.33%, 11/20/19(a)	5,000,000
5,000,000	0.33%, 7/20/22(a)	5,000,000
10,000,000	0.33%, 9/15/22(a)	10,000,000
27,000,000	0.33%, 7/15/25(a)	27,000,000
15,000,000	0.33%, 11/15/28(a)	15,000,000
28,100,000	0.33%, 1/15/30(a)	28,100,000
20,000,000	0.42%, 8/15/19(a)	20,000,000
11,000,000	0.42%, 10/10/25(a)	11,000,000
7,000,000	0.42%, 10/15/33(a)	7,000,000

		295,865,000

Total U.S. Government Agency Obligations		4,324,672,852

(Cost $4,324,672,852)

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations — 9.39%
U.S. Treasury Notes — 9.39%
$ 25,000,000	0.33%, 4/30/17(a)	$24,949,326
50,000,000	0.38%, 1/15/16	50,001,260
51,475,000	0.43%, 10/31/17(a)	51,400,774
55,000,000	0.50%, 6/15/16	55,048,516
52,500,000	0.50%, 8/31/16	52,526,800
50,000,000	0.50%, 11/30/16	49,965,910
50,000,000	0.63%, 8/15/16	50,062,897
50,000,000	0.63%, 10/15/16	50,056,069
25,000,000	0.75%, 1/15/17	24,988,517
25,000,000	0.88%, 9/15/16	25,064,367
50,000,000	0.88%, 11/30/16	50,090,977
25,000,000	0.88%, 1/31/17	25,017,203
55,000,000	1.50%, 6/30/16	55,305,024
25,000,000	1.50%, 7/31/16	25,142,372
25,000,000	2.00%, 1/31/16	25,030,756
50,000,000	4.63%, 11/15/16	51,806,559

		666,457,327

Total U.S. Treasury Obligations		666,457,327

(Cost $666,457,327)
Repurchase Agreements — 29.58%
85,000,000	BNP Paribas Securities Corp., dated 12/31/15; due 1/4/16 at 0.28% with maturity value of $85,002,644 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 10/31/21 to 2/15/26 at rates ranging from 0.00% to 2.00%, aggregate original par and fair value of $88,359,732 and $86,700,000, respectively)	85,000,000
100,000,000	BNP Paribas Securities Corp., dated 12/31/15; due 1/4/16 at 0.30% with maturity value of $100,003,333 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/16 to 11/1/45 at rates of 2.50% to 7.50%, aggregate original par and fair value of $356,388,349 and $102,000,000, respectively)	100,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $188,700,000)	185,000,000

150,000,000	Citigroup Global, dated 12/29/15; due 1/5/16 at 0.32% with maturity value of $150,009,333 (fully collateralized by a U.S. Treasury security with a maturity date of 7/31/19 at a rate of 1.625%, original par and fair value of $151,596,900 and $153,000,098, respectively)	150,000,000
50,000,000	Citigroup Global, dated 12/31/15; due 1/4/16 at 0.32% with maturity value of $50,001,778 (fully collateralized by a U.S. Treasury security with a maturity date of 12/31/22 at a rate of 2.125%, original par and fair value of $51,063,900 and $51,000,070, respectively)	50,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$250,000,000	Citigroup Global, dated 12/31/15; due 1/4/16 at 0.33% with maturity value of $250,009,167 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 1/6/16 to 3/15/31 at rates of 0.00% to 6.75%, aggregate original par and fair value of $255,779,000 and $255,000,234, respectively)	$250,000,000
50,000,000	Citigroup Global, dated 12/31/15; due 1/4/16 at 0.34% with maturity value of $50,001,889 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/16 to 11/15/24 at a rate of 7.50%, aggregate original par and fair value of $41,945,400 and $51,000,022, respectively)	50,000,000
100,000,000	Citigroup Global, dated 12/31/15; due 1/7/16 at 0.31% with maturity value of $100,006,028 (fully collateralized by a U.S. Treasury security with a maturity date of 2/15/21 at a rate of 3.625%, original par and fair value of $92,816,400 and $102,000,003, respectively)	100,000,000

	Total Value of Citigroup Global, (collateral value of $612,000,427)	600,000,000

800,000,000	Federal Reserve, dated 12/31/15; due 1/4/16 at 0.25% with maturity value of $800,022,222 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/28/19 to 2/15/43 at rates of 1.500% to 4.625%, aggregate original par and fair value of $661,521,200 and $800,022,234, respectively)	800,000,000

	Total Value of Federal Reserve, (collateral value of $800,022,234)	800,000,000

100,000,000	Goldman Sachs & Co., dated 12/31/15; due 1/4/16 at 0.33% with maturity value of $100,003,667 (fully collateralized by Fannie Mae securities with maturity dates ranging from 9/1/29 to 1/1/43 at rates ranging from 3.00% to 3.50%, aggregate original par and fair value of $128,688,806 and $102,000,000, respectively)	100,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $102,000,000)	100,000,000

40,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 12/31/15; due 1/4/16 at 0.31% with maturity value of $40,001,378 (fully collateralized by a Freddie Mac security with a maturity date of 2/1/30 at a rate of 2.50%, original par and fair value of $44,292,672 and $40,800,000, respectively)	40,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $40,800,000)	40,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$100,000,000	TD Securities (USA), dated 12/30/15; due 1/6/16 at 0.33% with maturity value of $100,006,417 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/18/16 to 8/15/23 at rates ranging from 0.00% to 2.50%, aggregate original par and fair value of $102,322,900 and $102,000,045, respectively)	$100,000,000

	Total Value of TD Securities (USA), (collateral value of $102,000,045)	100,000,000

200,000,000	Wells Fargo Securities, dated 12/31/15; due 1/4/16 at 0.33% with maturity value of $200,007,333 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/15/22 to 2/15/41 at rates of 0.125% to 3.875%, aggregate original par and fair value of $144,282,000 and $204,000,080, respectively)	200,000,000
75,000,000	Wells Fargo Securities, dated 12/31/15; due 1/4/16 at 0.35% with maturity value of $75,002,917 (fully collateralized by Fannie Mae securities with maturity dates of 8/1/45 to 12/1/45 at a rate of 4.00%, aggregate original par and fair value of $72,222,434 and $76,500,000, respectively)	75,000,000

	Total Value of Wells Fargo Securities, (collateral value of $280,500,080)	275,000,000

Total Repurchase Agreements		2,100,000,000

(Cost $2,100,000,000)

Total Investments		$7,117,210,179
(Cost 7,117,210,179)(d) — 100.25%

Liabilities in excess of other assets — (0.25)%		(17,689,257)

NET ASSETS — 100.00%		$7,099,520,922

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2015. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC - Letter of Credit

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

December 31, 2015 (Unaudited)

Principal Amount		Value
Municipal Bonds — 95.04%
Alaska — 0.99%
$ 9,435,000	City of Valdez Exxon Pipeline Co. Project Refunding Revenue, Series C, 0.01%, 12/1/33(a)	$9,435,000

California — 1.99%
13,400,000	City of Riverside Refunding Revenue, 0.01%, 3/1/37, (LOC: Bank of America N.A.)(a)	13,400,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.03%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,600,000

		19,000,000

Colorado — 3.13%
4,200,000	Colorado Educational & Cultural Facilities Authority Private Primary Schools Revenue, 0.03%, 5/1/32, (LOC: U.S. Bank N.A.)(a)	4,200,000
1,035,000	Colorado Health Facilities Authority, Arapahoe Housing Project Revenue, Series A, 0.12%, 4/1/24, (LOC: Wells Fargo Bank N.A.)(a)	1,035,000
8,530,000	Colorado Health Facilities Authority, Evangelical Nursing Home Revenue, 0.02%, 6/1/37, (LOC: U.S. Bank N.A.)(a)	8,530,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.02%, 12/1/24, (LOC: U.S. Bank N.A.)(a)	3,475,000
4,745,000	Gateway Regional Metropolitan District Refunding GO, 0.07%, 12/1/37, (LOC: Wells Fargo Bank N.A.)(a)	4,745,000
7,425,000	Holland Creek Metropolitan District Revenue, 0.02%, 6/1/41, (LOC: Bank of America N.A.)(a)	7,425,000
485,000	Parker Automotive Metropolitan District GO, 0.03%, 12/1/34, (LOC: U.S. Bank N.A.)(a)	485,000

		29,895,000

Delaware — 0.48%
4,560,000	Delaware State Economic Development Authority Revenue, 0.02%, 5/1/36, (LOC: PNC Bank N.A.)(a)	4,560,000

District Of Columbia — 0.87%
1,300,000	District of Columbia Internships and Academic Revenue, 0.02%, 7/1/36, (LOC: Branch Banking & Trust)(a)	1,300,000
7,000,000	District of Columbia University Refunding Revenue, Georgetown University Series B-2, 0.01%, 4/1/41, (LOC: JP Morgan Chase Bank N.A.)(a)	7,000,000

		8,300,000

Florida — 3.51%
10,365,000	Florida Capital Trust Agency, Portofino Villas, Series A, 0.02%, 4/15/36, (Credit Support: Fannie Mae)(a)	10,365,000
3,325,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.03%, 2/15/28, (Credit Support: Fannie Mae)(a)	3,325,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.03%, 4/1/27(a)(b)	5,245,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.03%, 10/1/25(a)(b)	$2,225,000
2,900,000	Miami-Dade County, Professional Sports Franchise Facilities Revenue, Series E, 0.02%, 10/1/48, (LOC: Wells Fargo Bank N.A.)(a)	2,900,000
9,515,000	Orange County Housing Finance Authority, Post Fountains Project Refunding Revenue, 0.02%, 6/1/25, (Credit Support: Fannie Mae)(a)	9,515,000

		33,575,000

Georgia — 0.75%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.01%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000

Illinois — 5.79%
3,235,000	Illinois Finance Authority, Cristo Rey Jesuit School Project Revenue, 0.13%, 9/1/41, (LOC: JP Morgan Chase Bank N.A.)(a)	3,235,000
13,000,000	Illinois Finance Authority, Edward Hospital Obligation Refunding Revenue, Series B-2, 0.01%, 2/1/40, (LOC: JP Morgan Chase Bank N.A.)(a)	13,000,000
4,645,000	Illinois Finance Authority, Latin School Project Revenue, Series B, 0.01%, 8/1/35, (LOC: JP Morgan Chase Bank N.A.)(a)	4,645,000
5,650,000	Illinois Finance Authority, Steppenwolf Theatre Co. Project Refunding Revenue, 0.02%, 3/1/43, (LOC: Northern Trust Co.)(a)	5,650,000
4,700,000	Illinois Finance Authority, University of Chicago Medical Center Revenue, Series A, 0.01%, 8/1/44, (LOC: Bank of America N.A.)(a)	4,700,000
20,500,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2A, 0.01%, 7/1/30, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	20,500,000
3,615,000	Saint Clair County, Mckendree College Project Revenue, 0.03%, 6/1/34, (LOC: U.S. Bank N.A.)(a)	3,615,000

		55,345,000

Indiana — 7.49%
27,500,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.01%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,500,000
4,100,000	City of Rockport Pollution Control Refunding Revenue, 0.01%, 7/1/25, (LOC: Bank Tokyo-Mitsubishi UFJ)(a)	4,100,000
23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.01%, 11/15/33(a)	23,600,000
15,000,000	Indiana Finance Authority Sisters of St. Francis Refunding Revenue, Series A, 0.01%, 11/1/41, (LOC: JP Morgan Chase Bank N.A.)(a)	15,000,000
1,425,000	Indiana Finance Authority Sisters of St. Francis Refunding Revenue, Series F, 0.02%, 9/1/48, (LOC: Bank of NY Mellon)(a)	1,425,000

		71,625,000

Iowa — 1.62%
5,100,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.01%, 5/1/17, (LOC: Federal Home Loan Bank, Des Moines)(a)	5,100,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 1,125,000	County of Woodbury Siouxland Medical Education Foundation Revenue, 0.12%, 11/1/16, (LOC: U.S. Bank N.A.)(a)	$1,125,000
2,010,000	Iowa Finance Authority Revenue, 0.02%, 2/1/23, (LOC: Wells Fargo Bank N.A.)(a)	2,010,000
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.12%, 5/1/20, (LOC: Wells Fargo Bank N.A.)(a)	7,270,000

		15,505,000

Kansas — 0.28%
2,710,000	City of Olathe Recreational Revenue, Series B, 0.03%, 11/1/18, (LOC: Bank of America N.A.)(a)	2,710,000

Louisiana — 6.37%
17,985,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Refunding Revenue, 0.01%, 3/1/22(a)	17,985,000
11,400,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, Series A, 0.01%, 8/1/35(a)	11,400,000
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.01%, 10/1/37, (LOC: Federal Home Loan Bank, Dallas)(a)	9,055,000
5,060,000	Louisiana Public Facilities Authority, Community Health Care Project Revenue, 0.05%, 4/1/21, (LOC: Bank of NY Mellon, Capital One N.A.)(a)	5,060,000
3,750,000	Louisiana Public Facilities Authority, Gulf Opportunity Zone Southern Ionics Inc. Revenue, 0.02%, 4/1/18, (LOC: Wells Fargo Bank N.A.)(a)	3,750,000
12,600,000	Louisiana Public Facilities Authority, Multifamily Housing Refunding Revenue, 0.02%, 4/1/36, (Credit Support: Freddie Mac)(a)	12,600,000
1,055,000	Terrebonne Economic Development Authority, Buquet District Industrial Revenue, 0.24%, 9/1/29, (LOC: Federal Home Loan Bank, Dallas)(a)	1,055,000

		60,905,000

Maryland — 3.30%
14,861,000	Johns Hopkins University TECP, 0.02%, 1/6/16(c)	14,861,000
2,835,000	Maryland Health & Higher Educational Facilities Authority Glen Meadows Retirement Revenue, Series A, 0.01%, 7/1/29, (LOC: TD Bank N.A.)(a)	2,835,000
10,000,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series A, 0.01%, 4/1/35, (LOC: TD Bank N.A.)(a)	10,000,000
3,860,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series B, 0.01%, 4/1/35, (LOC: TD Bank N.A.)(a)	3,860,000

		31,556,000

Michigan — 4.23%
14,975,000	Michigan Hospital Finance Authority Trinity Healthcare TECP, 0.03%, 1/5/16(c)	14,975,000
4,185,000	Michigan Hospital Finance Authority Trinity Healthcare TECP, 0.04%, 1/7/16(c)	4,185,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$11,510,000	University of Michigan TECP, 0.02%, 1/4/16(c)	$11,510,000
9,805,000	University of Michigan, Series D-2, 0.01%, 12/1/29(a)	9,805,000

		40,475,000

Minnesota — 15.35%
9,645,000	City of Andover Senior Housing Presbyterian Homes Inc. Project, Refunding Revenue, 0.02%, 11/15/33, (Credit Support: Fannie Mae)(a)	9,645,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.02%, 7/15/30, (Credit Support: Fannie Mae)(a)	4,860,000
3,107,000	City of Crystal Housing Development Revenue, Crystal Apartments, 0.02%, 5/1/27, (Credit Support: Freddie Mac)(a)	3,107,000
12,035,000	City of Inver Grove Heights Refunding Revenue, 0.02%, 5/15/35, (Credit Support: Fannie Mae)(a)	12,035,000
6,000,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.02%, 5/15/34, (Credit Support: Fannie Mae)(a)	5,999,994
4,200,000	City of Roseville Senior Housing Eaglecrest Project, Refunding Revenue, 0.02%, 7/1/39, (Credit Support: Freddie Mac)(a)	4,200,000
3,820,000	City of Saint Louis Park Parkshore Senior Project Refunding Revenue, 0.01%, 8/1/34, (Credit Support: Freddie Mac)(a)	3,820,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.01%, 9/15/33, (Credit Support: Fannie Mae)(a)	5,565,000
1,025,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.02%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,025,000
5,500,000	Pine City Senior Housing Lakeview Commons Project Refunding Revenue, 0.02%, 4/15/36, (Credit Support: Fannie Mae)(a)	5,500,000
29,450,000	Rochester Health Care Facilities TECP, 0.03%, 1/5/16, (Credit Support: Mayo Clinic Foundation)(c)	29,450,000
10,000,000	Rochester Health Care Facilities TECP, 0.06%, 1/15/16, (Credit Support: Mayo Clinic Foundation)(c)	10,000,000
5,350,000	Saint Paul Housing & Redevelopment Authority, Highland Ridge Project Refunding Revenue, 0.02%, 10/1/33, (Credit Support: Freddie Mac)(a)	5,350,000
20,000,000	University of Minnesota TECP, 0.02%, 1/6/16(c)	20,000,000
26,250,000	University of Minnesota TECP, 0.06%, 1/7/16(c)	26,250,000

		146,806,994

Mississippi — 4.89%
7,900,000	Jackson County Pollution Control, Chevron USA Inc. Project Refunding Revenue, 0.01%, 12/1/16(a)	7,900,000
1,605,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series A, 0.01%, 11/1/35(a)	1,605,000
2,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.01%, 11/1/35(a)	2,000,000
3,570,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series C, 0.01%, 11/1/35(a)	3,570,000
17,200,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.01%, 11/1/35(a)	17,200,000
7,350,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series J, 0.01%, 11/1/35(a)	7,350,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.01%, 5/1/39, (LOC: Federal Home Loan Bank, Atlanta)(a)	$7,140,000

		46,765,000

Missouri — 1.62%
3,400,000	Kansas City, Roe Bartle Refunding Revenue, Series E, 0.01%, 4/15/34, (LOC: Sumitomo Mitsui Banking)(a)	3,400,000
5,000,000	Kansas City, Roe Bartle Refunding Revenue, Series F, 0.01%, 4/15/25, (LOC: Sumitomo Mitsui Banking)(a)	5,000,000
1,800,000	Missouri State Health & Educational Facilities Authority Ascension Health Refunding Revenue, Series C2, 0.01%, 11/15/39(a)	1,800,001
5,335,000	Nodaway County Industrial Development Authority Northwest Foundation Inc. Revenue, 0.01%, 11/1/28, (LOC: U.S. Bank N.A.)(a)	5,335,000

		15,535,001

New York — 7.18%
3,800,000	City of New York Refunding GO, Subseries I6, 0.01%, 4/1/36, (LOC: Bank of NY Mellon Trust)(a)	3,800,000
5,100,000	New York City Housing Development Corp., Washington Street Multifamily Housing Revenue, Series A, 0.01%, 2/15/35, (Credit Support: Fannie Mae)(a)	5,100,000
10,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, 0.01%, 11/1/29, (Liquidity Support: TD Bank)(a)	10,000,000
12,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 0.01%, 11/1/29, (LOC: Bank Tokyo-Mitsubishi UFJ)(a)	12,000,000
7,750,000	New York State Housing Finance Agency, 625 West 57th Street Multifamily Housing Revenue, Series A2, 0.01%, 5/1/49, (LOC: Bank of NY Mellon Trust)(a)	7,750,000
30,000,000	New York State Housing Finance Agency, North End Revenue, Series A, 0.01%, 11/15/36, (Credit Support: Fannie Mae)(a)	30,000,000

		68,650,000

North Carolina — 1.02%
6,040,000	North Carolina Capital Facilities Finance Agency College Improvements Revenue, Series A, 0.02%, 7/1/31, (LOC: Wells Fargo Bank N.A.)(a)	6,040,000
1,100,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.02%, 7/1/19, (LOC: Branch Banking & Trust)(a)	1,100,000
2,660,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.05%, 11/1/27, (LOC: Branch Banking & Trust)(a)	2,660,000

		9,800,000

Ohio — 0.95%
1,700,000	County of Butler, Lakota Family YMCA Revenue, 0.03%, 5/1/27, (LOC: PNC Bank N.A.)(a)	1,700,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 4,730,000	Cuyahoga County, Cleveland Health Educational Museum Revenue, 0.02%, 3/1/32, (LOC: PNC Bank N.A.)(a)	$4,730,000
2,700,000	Ohio Higher Educational Facility Commission, John Carroll Revenue, Series A, 0.02%, 11/15/31, (LOC: JP Morgan Chase Bank N.A.)(a)	2,700,000

		9,130,000

Pennsylvania — 3.20%
6,500,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.02%, 6/1/30, (LOC: PNC Bank N.A.)(a)	6,500,000
2,000,000	Allegheny County Industrial Development Authority Revenue, 0.02%, 5/1/31, (LOC: PNC Bank N.A.)(a)	2,000,000
3,600,000	Delaware County Industrial Development Authority, Scott Paper Co. Project Revenue, Series B, 0.03%, 12/1/18, (Credit Support: Kimberly-Clark Corp.)(a)	3,600,000
3,500,000	Delaware County Industrial Development Authority, Scott Paper Co. Project Revenue, Series E, 0.03%, 12/1/18, (Credit Support: Kimberly-Clark Corp.)(a)	3,500,000
8,200,000	Jackson Township Industrial Development Authority Stoneridge Retirement Revenue, 0.02%, 10/15/42, (LOC: PNC Bank N.A.)(a)	8,200,000
6,845,000	Luzerne County Convention Center Authority Revenue, Series A, 0.02%, 9/1/28, (LOC: PNC Bank N.A.)(a)	6,845,000

		30,645,000

South Carolina — 2.55%
10,000,000	City of Columbia Waterworks & Sewer System Revenue, 0.01%, 2/1/38, (LOC: Sumitomo Mitsui Banking)(a)	10,000,000
6,825,000	South Carolina Educational Facilities Authority, Charleston Southern University Project Revenue, 0.03%, 4/1/28, (LOC: Bank of America NA)(a)	6,825,000
4,600,000	South Carolina Educational Facilities Authority, Columbia College Project Revenue, 0.03%, 12/1/22, (LOC: Bank of America NA)(a)	4,600,000
2,950,000	South Carolina Jobs-Economic Development Authority Revenue, 0.12%, 5/1/29, (LOC: Wells Fargo Bank N.A.)(a)	2,950,000

		24,375,000

South Dakota — 0.52%
5,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.01%, 5/1/39(a)	5,000,000

Tennessee — 0.99%
1,800,000	Clarksville Public Building Authority Refunding Revenue, 0.01%, 7/1/35, (LOC: Bank of America, N.A.)(a)	1,800,000
7,710,000	Shelby County Health Educational & Housing Facilities Board, Hedgerow Apartments Refunding Revenue, Series A-1, 0.02%, 12/15/37, (Credit Support: Fannie Mae)(a)	7,710,000

		9,510,000

Texas — 5.99%
2,680,000	City of Austin Refunding Revenue , Sub Series B, 0.02%, 11/15/29, (LOC: JP Morgan Chase Bank N.A.)(a)	2,680,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$10,600,000	City of Houston Utility System Refunding Revenue, Series B-3, 0.01%, 5/15/34, (LOC: Sumitomo Mitsui Banking)(a)	$10,600,000
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.04%, 12/1/16(a)	7,050,000
8,000,000	Gulf Coast Waste Disposal Authority Exxon Project Refunding Revenue, 0.01%, 10/1/24(a)	8,000,000
2,000,000	Port of Port Arthur Navigation District, Texaco Inc. Project Revenue, 0.01%, 10/1/24(a)	2,000,000
5,000,000	University of Texas TECP, 0.03%, 1/4/16(c)	5,000,000
7,000,000	University of Texas TECP, 0.03%, 1/5/16(c)	7,000,000
3,000,000	University of Texas TECP, 0.03%, 1/6/16(c)	3,000,000
5,000,000	University of Texas TECP, 0.03%, 1/7/16(c)	5,000,000
5,000,000	University of Texas TECP, 0.03%, 1/8/16(c)	5,000,000
2,000,000	Waco Educational Finance Corp. Baylor University Refunding Revenue, Series A, 0.01%, 2/1/32, (LOC: Bank of NY Mellon Trust)(a)	2,000,000

		57,330,000

Utah — 2.01%
245,000	County of Sanpete Private Primary Schools Revenue, 0.12%, 8/1/28, (LOC: U.S. Bank N.A.)(a)	245,000
1,026,000	Jordanelle Special Service District Refunding Revenue, 0.02%, 9/1/25, (LOC: Wells Fargo Bank N.A.)(a)	1,026,000
1,950,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.12%, 4/1/25, (LOC: Wells Fargo Bank N.A.)(a)	1,950,000
3,990,000	Salt Lake County Housing Authority Refunding Revenue, 0.01%, 2/15/31, (Credit Support: Fannie Mae)(a)	3,990,000
11,970,000	Utah Associated Municipal Power Systems Horse Butte Wind Project Revenue, 0.01%, 9/1/32, (LOC: Bank of Montreal)(a)	11,970,000

		19,181,000

Vermont — 1.08%
10,300,000	Vermont Educational & Health Buildings Financing Agency Norwich University Project Refunding Revenue, 0.01%, 9/1/38, (LOC: TD Bank N.A.)(a)	10,300,000

Washington — 2.86%
4,250,000	Washington State Housing Finance Commission Lake City Senior Apartments Project Refunding Revenue, 0.02%, 7/1/44, (LOC: Freddie Mac)(a)	4,250,000
1,480,000	Washington State Housing Finance Commission Nikkei Concerns Project Revenue, 0.03%, 10/1/19, (LOC: U.S. Bank N.A.)(a)	1,480,000
5,165,000	Washington State Housing Finance Commission Olympic Heights Apartments Refunding Revenue, 0.02%, 9/15/20, (Credit Support: Fannie Mae)(a)	5,165,000
1,310,000	Washington State Housing Finance Commission Overlake School Project Refunding Revenue, 0.02%, 10/1/29, (LOC: Wells Fargo Bank N.A.)(a)	1,310,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 4,030,000	Washington State Housing Finance Commission Panorama City Project Refunding Revenue, 0.02%, 1/1/27, (LOC: Wells Fargo Bank N.A.)(a)	$4,030,000
4,330,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.02%, 8/1/44, (LOC: Federal Home Loan Bank, San Francisco)(a)	4,330,000
5,000,000	Washington State Motor Vehicle Fuel Tax GO, Series E, 5.00%, 1/1/16	5,000,000
1,795,000	Washington State University & College Improvements GO, Series C, 5.00%, 1/1/16	1,795,000

		27,360,000

Wisconsin — 4.03%
6,110,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.12%, 6/1/28, (LOC: Wells Fargo Bank N.A.)(a)	6,110,000
29,150,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.01%, 7/15/28, (LOC: Bank of Montreal)(a)	29,150,000
1,650,000	Wisconsin Health & Educational Facilities Authority, Jewish Home & Care Center, 0.01%, 3/1/36, (LOC: JP Morgan Chase Bank N.A.)(a)	1,650,000
1,635,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.02%, 3/1/23, (LOC: U.S. Bank N.A.)(a)	1,635,000

		38,545,000

Total Municipal Bonds		909,033,995

(Cost $909,033,995)

Repurchase Agreements — 1.04%
$10,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 12/31/15; due 1/4/16 at 0.30% with maturity value of $10,000,333 (fully collateralized by a Freddie Mac security with a maturity date of 7/15/32 at a rate of 0.00%, original par and fair value of $18,434,000 and $10,200,085, respectively)	$10,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $10,200,085)	10,000,000

Total Repurchase Agreements		10,000,000

(Cost $10,000,000)

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
Investment Company — 3.14%
30,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund, Institutional Shares	30,000,000

Total Investment Company		30,000,000

(Cost $30,000,000)

Total Investments		$949,033,995
(Cost $949,033,995)(d) — 99.22%

Other assets in excess of liabilities — 0.78%		7,452,905

NET ASSETS — 100.00%		$956,486,900

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2015. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GO - General Obligation

LOC - Letter of Credit

TECP - Tax Exempt Commercial Paper

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

December 31, 2015 (Unaudited)

Principal Amount		Value
Municipal Bonds — 3.62%
California — 0.20%
$ 65,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$67,819
975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	1,004,006

		1,071,825

Delaware — 0.38%
670,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	671,581
765,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	787,736
560,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	575,842

		2,035,159

Illinois — 0.05%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	280,197

Massachusetts — 0.39%
545,000	Massachusetts Housing Finance Agency Revenue, Series 170, 1.51%, 12/1/17	543,207
250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	249,675
330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	328,911
160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	161,795
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	579,577
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	206,788

		2,069,953

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	106,032

Missouri — 0.84%
4,436,758	Missouri Housing Development Commission, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	4,459,031

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
New York — 1.68%
$ 750,000	New York City Housing Development Corp. Revenue, 1.54%, 2/1/17	$752,355
500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	502,570
750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	752,355
700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	707,791
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	1,006,670
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	1,341,635
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,337,096
1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,350,539
1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	1,135,611

		8,886,622

Vermont — 0.06%
160,000	Vermont Housing Finance Agency Revenue, Series C, 1.20%, 8/15/16	160,362
165,000	Vermont Housing Finance Agency Revenue, Series C, 1.95%, 8/15/17	166,398

		326,760

Total Municipal Bonds		19,235,579

(Cost $18,939,562)
U.S. Government Agency Backed Mortgages — 104.89%
Fannie Mae — 66.34%
47,505	Pool #257612, 5.00%, 5/1/38	53,384
174,070	Pool #257613, 5.50%, 6/1/38	191,477
166,808	Pool #257631, 6.00%, 7/1/38	190,046
53,200	Pool #257632, 5.50%, 7/1/38	60,382
72,687	Pool #257656, 6.00%, 8/1/38	82,165
129,402	Pool #257663, 5.50%, 8/1/38	145,536
113,953	Pool #257857, 6.00%, 12/1/37	128,904
64,712	Pool #257869, 5.50%, 12/1/37	73,246
115,786	Pool #257890, 5.50%, 2/1/38	130,151
121,654	Pool #257892, 5.50%, 2/1/38	137,241
43,198	Pool #257897, 5.50%, 2/1/38	49,016
45,810	Pool #257898, 6.00%, 2/1/38	52,487
50,943	Pool #257902, 6.00%, 2/1/38	58,372
135,400	Pool #257903, 5.50%, 2/1/38	151,309
80,897	Pool #257913, 5.50%, 1/1/38	91,389

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 71,790	Pool #257926, 5.50%, 3/1/38	$81,459
96,965	Pool #257943, 6.00%, 4/1/38	110,532
64,821	Pool #258022, 5.50%, 5/1/34	73,464
86,766	Pool #258027, 5.00%, 5/1/34	95,705
101,913	Pool #258030, 5.00%, 5/1/34	112,411
144,007	Pool #258070, 5.00%, 6/1/34	158,836
43,241	Pool #258121, 5.50%, 6/1/34	48,945
140,657	Pool #258152, 5.50%, 8/1/34	158,375
77,894	Pool #258157, 5.00%, 8/1/34	85,710
70,919	Pool #258163, 5.50%, 8/1/34	80,215
121,371	Pool #258166, 5.50%, 9/1/34	136,202
76,309	Pool #258171, 5.50%, 10/1/34	86,539
42,174	Pool #258222, 5.00%, 11/1/34	46,945
105,303	Pool #258224, 5.50%, 12/1/34	118,170
206,025	Pool #258238, 5.00%, 1/1/35	227,271
97,507	Pool #258251, 5.50%, 1/1/35	110,244
110,353	Pool #258258, 5.00%, 1/1/35	121,734
117,283	Pool #258305, 5.00%, 3/1/35	129,378
99,612	Pool #258336, 5.00%, 4/1/35	110,880
65,789	Pool #258340, 5.00%, 3/1/35	73,231
20,779	Pool #258393, 5.00%, 5/1/35	23,130
67,979	Pool #258394, 5.00%, 5/1/35	75,669
256,215	Pool #258395, 5.50%, 6/1/35	286,961
65,003	Pool #258403, 5.00%, 6/1/35	72,357
87,520	Pool #258404, 5.00%, 6/1/35	97,201
50,968	Pool #258410, 5.00%, 4/1/35	56,733
53,936	Pool #258411, 5.50%, 5/1/35	61,301
118,683	Pool #258448, 5.00%, 8/1/35	130,922
205,983	Pool #258450, 5.50%, 8/1/35	231,989
97,533	Pool #258456, 5.00%, 8/1/35	107,591
87,949	Pool #258552, 5.00%, 11/1/35	98,090
380,016	Pool #258571, 5.50%, 11/1/35	426,805
94,674	Pool #258600, 6.00%, 1/1/36	107,891
367,886	Pool #258627, 5.50%, 2/1/36	412,378
109,258	Pool #258634, 5.50%, 2/1/36	122,915
58,696	Pool #258658, 5.50%, 3/1/36	66,639
56,436	Pool #258737, 5.50%, 12/1/35	64,002
80,728	Pool #258763, 6.00%, 5/1/36	92,516
46,323	Pool #259004, 8.00%, 2/1/30	55,719
51,651	Pool #259030, 8.00%, 4/1/30	61,324
49,028	Pool #259181, 6.50%, 3/1/31	56,744
15,355	Pool #259187, 6.50%, 4/1/31	17,154
77,749	Pool #259190, 6.50%, 4/1/31	90,061
38,005	Pool #259306, 6.50%, 9/1/31	44,031
88,522	Pool #259316, 6.50%, 11/1/31	102,210
33,606	Pool #259378, 6.00%, 12/1/31	38,656
37,600	Pool #259393, 6.00%, 1/1/32	43,337
46,895	Pool #259590, 5.50%, 11/1/32	52,973

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 192,364	Pool #259611, 5.50%, 11/1/32	$215,526
56,233	Pool #259634, 5.50%, 12/1/32	62,594
64,842	Pool #259655, 5.50%, 2/1/33	73,281
150,872	Pool #259659, 5.50%, 2/1/33	169,480
36,035	Pool #259671, 5.50%, 2/1/33	40,723
87,911	Pool #259686, 5.50%, 3/1/33	98,713
42,396	Pool #259722, 5.00%, 5/1/33	46,730
53,812	Pool #259724, 5.00%, 5/1/33	59,425
135,772	Pool #259725, 5.00%, 5/1/33	149,403
116,249	Pool #259729, 5.00%, 6/1/33	128,145
67,687	Pool #259761, 5.00%, 6/1/33	74,571
120,721	Pool #259764, 5.00%, 7/1/33	132,864
127,555	Pool #259777, 5.00%, 7/1/33	140,385
89,971	Pool #259781, 5.00%, 7/1/33	99,187
54,666	Pool #259789, 5.00%, 7/1/33	60,369
100,219	Pool #259807, 5.00%, 8/1/33	110,443
138,340	Pool #259816, 5.00%, 8/1/33	152,238
30,313	Pool #259819, 5.00%, 8/1/33	33,472
55,934	Pool #259830, 5.00%, 8/1/33	61,652
37,050	Pool #259848, 5.00%, 9/1/33	40,915
78,326	Pool #259867, 5.50%, 10/1/33	88,491
89,883	Pool #259869, 5.50%, 10/1/33	100,051
119,912	Pool #259875, 5.50%, 10/1/33	134,866
75,519	Pool #259876, 5.50%, 10/1/33	85,309
43,576	Pool #259879, 5.50%, 10/1/33	49,334
192,834	Pool #259930, 5.00%, 11/1/33	212,117
114,636	Pool #259976, 5.00%, 3/1/34	126,379
41,536	Pool #259998, 5.00%, 3/1/34	45,877
7,141,282	Pool #465537, 4.20%, 7/1/20	7,713,987
699,692	Pool #465946, 3.61%, 9/1/20	740,010
5,714,867	Pool #466934, 4.10%, 1/1/21	6,174,647
3,256,531	Pool #467882, 4.24%, 6/1/21	3,550,557
2,347,076	Pool #468104, 3.93%, 5/1/18	2,454,941
283,585	Pool #469101, 3.75%, 2/1/27	299,737
810,588	Pool #469239, 2.69%, 10/1/18	826,349
450,338	Pool #470439, 2.91%, 5/1/22	461,617
3,238,149	Pool #470561, 2.94%, 2/1/22	3,326,391
940,628	Pool #471478, 2.61%, 8/1/22	947,767
3,457,780	Pool #471948, 2.86%, 7/1/22	3,533,618
204,518	Pool #557295, 7.00%, 12/1/29	235,571
30,803	Pool #575886, 7.50%, 1/1/31	36,618
37,581	Pool #576445, 6.00%, 1/1/31	42,857
111,387	Pool #579402, 6.50%, 4/1/31	129,277
149,118	Pool #583728, 6.50%, 6/1/31	172,818
75,076	Pool #585148, 6.50%, 7/1/31	87,002
37,979	Pool #590931, 6.50%, 7/1/31	43,978
65,342	Pool #590932, 6.50%, 7/1/31	75,264
87,555	Pool #601865, 6.50%, 4/1/31	98,205

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 131,827	Pool #601868, 6.00%, 7/1/29	$150,007
89,261	Pool #607611, 6.50%, 11/1/31	103,540
210,373	Pool #634271, 6.50%, 5/1/32	243,247
17,717	Pool #640146, 5.00%, 12/1/17	18,225
46,270	Pool #644232, 6.50%, 6/1/32	53,758
28,279	Pool #644432, 6.50%, 7/1/32	32,741
45,790	Pool #644437, 6.50%, 6/1/32	53,209
2,358,753	Pool #663159, 5.00%, 7/1/32(a)	2,595,428
169,755	Pool #670278, 5.50%, 11/1/32	191,560
45,721	Pool #676702, 5.50%, 11/1/32	51,353
56,502	Pool #677591, 5.50%, 12/1/32	63,466
193,541	Pool #681883, 6.00%, 3/1/33	220,047
46,216	Pool #683087, 5.00%, 1/1/18	47,662
30,677	Pool #684644, 4.50%, 6/1/18	31,760
253,488	Pool #686542, 5.50%, 3/1/33	282,164
249,322	Pool #695961, 5.50%, 1/1/33	278,790
257,642	Pool #696407, 5.50%, 4/1/33	290,202
554,683	Pool #702478, 5.50%, 6/1/33	620,468
136,744	Pool #702479, 5.00%, 6/1/33	150,480
74,681	Pool #703210, 5.50%, 9/1/32	83,286
245,623	Pool #720025, 5.00%, 8/1/33	270,558
274,267	Pool #723066, 5.00%, 4/1/33	301,868
274,238	Pool #723067, 5.50%, 5/1/33	305,911
299,052	Pool #723070, 4.50%, 5/1/33	324,897
319,071	Pool #727311, 4.50%, 9/1/33	346,609
697,517	Pool #727312, 5.00%, 9/1/33	768,012
241,560	Pool #727315, 6.00%, 10/1/33	275,774
207,828	Pool #738589, 5.00%, 9/1/33	229,061
112,119	Pool #739269, 5.00%, 9/1/33	123,331
177,019	Pool #743595, 5.50%, 10/1/33	197,995
179,120	Pool #748041, 4.50%, 10/1/33	194,165
194,842	Pool #749891, 5.00%, 9/1/33	214,781
201,612	Pool #749897, 4.50%, 9/1/33	219,049
38,014	Pool #750984, 5.00%, 12/1/18	39,769
116,793	Pool #751008, 5.00%, 12/1/18	121,711
262,739	Pool #753533, 5.00%, 11/1/33	289,013
94,155	Pool #755679, 6.00%, 1/1/34	108,525
99,284	Pool #755746, 5.50%, 12/1/33	112,261
44,494	Pool #763551, 5.50%, 3/1/34	50,411
315,573	Pool #763820, 5.50%, 1/1/34	354,003
106,818	Pool #763824, 5.00%, 3/1/34	117,770
96,862	Pool #765216, 5.00%, 1/1/19	101,335
22,640	Pool #765217, 4.50%, 1/1/19	23,625
40,703	Pool #765306, 5.00%, 2/1/19	42,455
11,563	Pool #773096, 4.50%, 3/1/19	12,086
171,683	Pool #773175, 5.00%, 5/1/34	188,866
158,939	Pool #773476, 5.50%, 7/1/19	167,399
83,900	Pool #773547, 5.00%, 5/1/34	92,290

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 366,069	Pool #773568, 5.50%, 5/1/34	$408,849
168,647	Pool #776850, 5.50%, 11/1/34	188,885
49,849	Pool #776851, 6.00%, 10/1/34	57,566
63,363	Pool #777444, 5.50%, 5/1/34	71,774
1,489,169	Pool #777621, 5.00%, 2/1/34(a)	1,641,655
141,770	Pool #781437, 6.00%, 8/1/34	161,047
89,794	Pool #781741, 6.00%, 9/1/34	102,658
152,762	Pool #781907, 5.00%, 2/1/21	162,618
151,290	Pool #781954, 5.00%, 6/1/34	166,895
198,270	Pool #781959, 5.50%, 6/1/34	220,700
272,692	Pool #781960, 5.50%, 6/1/34	304,825
290,571	Pool #783893, 5.50%, 12/1/34	327,255
185,323	Pool #783929, 5.50%, 10/1/34	208,720
49,088	Pool #788329, 6.50%, 8/1/34	55,045
63,301	Pool #790282, 6.00%, 7/1/34	72,998
173,278	Pool #797623, 5.00%, 7/1/35	191,147
152,875	Pool #797626, 5.50%, 7/1/35	171,221
131,672	Pool #797627, 5.00%, 7/1/35	145,251
124,403	Pool #797674, 5.50%, 9/1/35	140,109
482,048	Pool #798725, 5.50%, 11/1/34	539,894
161,334	Pool #799547, 5.50%, 9/1/34	182,257
112,552	Pool #799548, 6.00%, 9/1/34	129,000
1,037,535	Pool #806754, 4.50%, 9/1/34(a)	1,127,689
354,687	Pool #806757, 6.00%, 9/1/34	403,329
821,291	Pool #806761, 5.50%, 9/1/34(a)	918,637
78,377	Pool #808185, 5.50%, 3/1/35	88,272
124,633	Pool #808205, 5.00%, 1/1/35	137,486
54,239	Pool #813942, 5.00%, 11/1/20	57,394
293,956	Pool #815009, 5.00%, 4/1/35	324,270
364,519	Pool #817641, 5.00%, 11/1/35	404,957
131,107	Pool #820334, 5.00%, 9/1/35	144,627
350,387	Pool #820335, 5.00%, 9/1/35	386,521
193,371	Pool #820336, 5.00%, 9/1/35	214,823
423,641	Pool #822008, 5.00%, 5/1/35	467,328
587,206	Pool #829005, 5.00%, 8/1/35	647,761
195,849	Pool #829006, 5.50%, 9/1/35	219,351
335,056	Pool #829275, 5.00%, 8/1/35	369,609
170,689	Pool #829276, 5.00%, 8/1/35	188,291
126,754	Pool #829277, 5.00%, 8/1/35	139,826
470,798	Pool #829649, 5.50%, 3/1/35	527,294
417,866	Pool #844361, 5.50%, 11/1/35	468,010
166,548	Pool #845245, 5.50%, 11/1/35	189,292
62,845	Pool #866969, 6.00%, 2/1/36	72,362
168,974	Pool #867569, 6.00%, 2/1/36	191,141
175,735	Pool #867574, 5.50%, 2/1/36	198,306
150,206	Pool #868788, 6.00%, 3/1/36	171,965
127,014	Pool #870599, 6.00%, 6/1/36	144,486
161,479	Pool #870684, 6.00%, 7/1/36	182,705

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 355,209	Pool #871072, 5.50%, 2/1/37	$397,501
2,971,374	Pool #874900, 5.45%, 10/1/17	3,103,894
187,946	Pool #884693, 5.50%, 4/1/36	212,086
830,792	Pool #885724, 5.50%, 6/1/36	930,227
82,505	Pool #908671, 6.00%, 1/1/37	94,262
481,258	Pool #911730, 5.50%, 12/1/21	521,181
80,032	Pool #919368, 5.50%, 4/1/37	90,561
386,852	Pool #922582, 6.00%, 12/1/36	438,002
867,439	Pool #934941, 5.00%, 8/1/39	955,810
317,034	Pool #934942, 5.00%, 9/1/39	350,670
286,353	Pool #941204, 5.50%, 6/1/37	321,520
65,154	Pool #943394, 5.50%, 6/1/37	73,888
461,067	Pool #944502, 6.00%, 6/1/37	520,546
362,970	Pool #948600, 6.00%, 8/1/37	409,702
161,586	Pool #948672, 5.50%, 8/1/37	180,724
450,273	Pool #952598, 6.00%, 7/1/37	510,894
233,574	Pool #952623, 6.00%, 8/1/37	264,265
116,185	Pool #952632, 6.00%, 7/1/37	131,889
135,104	Pool #952665, 6.00%, 8/1/37	152,752
381,966	Pool #952678, 6.50%, 8/1/37	438,909
104,142	Pool #952693, 6.50%, 8/1/37	119,769
2,412,528	Pool #957324, 5.43%, 5/1/18	2,603,827
362,829	Pool #958502, 5.07%, 5/1/19	396,719
113,055	Pool #960919, 5.00%, 2/1/38	125,049
243,317	Pool #975769, 5.50%, 3/1/38	271,983
83,120	Pool #982898, 5.00%, 5/1/38	92,432
151,945	Pool #983033, 5.00%, 5/1/38	167,543
151,160	Pool #984842, 5.50%, 6/1/38	168,969
79,601	Pool #986230, 5.00%, 7/1/38	88,556
241,376	Pool #986239, 6.00%, 7/1/38	272,453
228,722	Pool #986957, 5.50%, 7/1/38	255,740
78,554	Pool #990510, 5.50%, 8/1/38	88,963
368,097	Pool #990511, 6.00%, 8/1/38	415,489
177,522	Pool #990617, 5.50%, 9/1/38	198,713
287,878	Pool #AA0526, 5.00%, 12/1/38	317,656
527,248	Pool #AA0527, 5.50%, 12/1/38	591,836
243,699	Pool #AA0644, 4.50%, 3/1/39	263,595
338,106	Pool #AA0645, 4.50%, 3/1/39	366,872
158,198	Pool #AA2243, 4.50%, 5/1/39	172,967
521,881	Pool #AA3142, 4.50%, 3/1/39	566,281
112,146	Pool #AA3143, 4.00%, 3/1/39	119,432
533,113	Pool #AA3206, 4.00%, 4/1/39	564,912
536,986	Pool #AA3207, 4.50%, 3/1/39	580,574
173,570	Pool #AA4468, 4.00%, 4/1/39	184,031
632,594	Pool #AA7042, 4.50%, 6/1/39	684,635
420,285	Pool #AA7658, 4.00%, 6/1/39	445,617
349,513	Pool #AA7659, 4.50%, 6/1/39	379,522
175,984	Pool #AA7741, 4.50%, 6/1/24	187,698

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 340,369	Pool #AA8455, 4.50%, 6/1/39	$369,593
3,792,271	Pool #AB7798, 3.00%, 1/1/43	3,799,234
4,126,766	Pool #AB9203, 3.00%, 4/1/43	4,134,342
2,077,837	Pool #AB9204, 3.00%, 4/1/43	2,081,651
1,309,071	Pool #AB9831, 3.00%, 6/1/43(a)	1,313,110
898,182	Pool #AC1463, 5.00%, 8/1/39	993,474
114,057	Pool #AC1464, 5.00%, 8/1/39	126,033
996,013	Pool #AC2109, 4.50%, 7/1/39(a)	1,077,484
290,502	Pool #AC4394, 5.00%, 9/1/39	321,322
656,640	Pool #AC4395, 5.00%, 9/1/39	726,408
462,506	Pool #AC5328, 5.00%, 10/1/39	511,864
383,615	Pool #AC5329, 5.00%, 10/1/39	424,015
311,125	Pool #AC6304, 5.00%, 11/1/39	342,238
356,699	Pool #AC6305, 5.00%, 11/1/39	394,765
496,911	Pool #AC6307, 5.00%, 12/1/39	547,611
591,897	Pool #AC6790, 5.00%, 12/1/39	655,064
2,350,485	Pool #AC7199, 5.00%, 12/1/39(a)	2,596,551
1,366,131	Pool #AD1470, 5.00%, 2/1/40	1,515,979
2,164,048	Pool #AD1471, 4.50%, 2/1/40(a)	2,358,643
497,062	Pool #AD1560, 5.00%, 3/1/40	549,642
1,769,231	Pool #AD1585, 4.50%, 2/1/40(a)	1,928,324
387,793	Pool #AD1586, 5.00%, 1/1/40	431,541
664,820	Pool #AD1638, 4.50%, 2/1/40	720,031
520,975	Pool #AD1640, 4.50%, 3/1/40	564,322
2,004,212	Pool #AD1942, 4.50%, 1/1/40(a)	2,184,748
772,974	Pool #AD1943, 5.00%, 1/1/40	858,243
2,018,455	Pool #AD1988, 4.50%, 2/1/40(a)	2,201,220
411,371	Pool #AD2896, 5.00%, 3/1/40	455,464
1,061,180	Pool #AD4456, 4.50%, 4/1/40(a)	1,152,292
153,392	Pool #AD4457, 4.50%, 4/1/40	166,753
972,901	Pool #AD4458, 4.50%, 4/1/40	1,053,698
607,604	Pool #AD4940, 4.50%, 6/1/40	661,102
420,153	Pool #AD4946, 4.50%, 6/1/40	457,146
623,098	Pool #AD5728, 5.00%, 4/1/40	689,886
751,069	Pool #AD7239, 4.50%, 7/1/40	818,372
285,422	Pool #AD7242, 4.50%, 7/1/40	310,418
423,608	Pool #AD7256, 4.50%, 7/1/40	461,700
1,196,737	Pool #AD7271, 4.50%, 7/1/40(a)	1,296,496
471,694	Pool #AD7272, 4.50%, 7/1/40	513,225
858,423	Pool #AD8960, 5.00%, 6/1/40	949,228
501,707	Pool #AD9613, 4.50%, 8/1/40	544,941
1,681,952	Pool #AD9614, 4.50%, 8/1/40	1,822,158
486,880	Pool #AE2011, 4.00%, 9/1/40	517,367
2,005,684	Pool #AE2012, 4.00%, 9/1/40(a)	2,126,887
983,524	Pool #AE2023, 4.00%, 9/1/40(a)	1,042,959
1,059,015	Pool #AE5432, 4.00%, 10/1/40(a)	1,123,011
552,995	Pool #AE5435, 4.50%, 9/1/40	599,092
383,691	Pool #AE5806, 4.50%, 9/1/40	418,074

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 959,657	Pool #AE5861, 4.00%, 10/1/40	$1,017,649
566,165	Pool #AE5862, 4.00%, 10/1/40	600,998
523,074	Pool #AE5863, 4.00%, 10/1/40	554,684
712,896	Pool #AE6850, 4.00%, 10/1/40	755,976
445,527	Pool #AE6851, 4.00%, 10/1/40	472,451
633,346	Pool #AE7699, 4.00%, 11/1/40	671,619
569,677	Pool #AE7703, 4.00%, 10/1/40	606,595
1,275,634	Pool #AE7707, 4.00%, 11/1/40(a)	1,352,720
749,098	Pool #AH0300, 4.00%, 11/1/40	794,365
760,718	Pool #AH0301, 3.50%, 11/1/40	786,719
293,430	Pool #AH0302, 4.00%, 11/1/40	311,162
748,019	Pool #AH0306, 4.00%, 12/1/40	794,975
721,494	Pool #AH0508, 4.00%, 11/1/40	765,094
1,202,414	Pool #AH0537, 4.00%, 12/1/40	1,276,955
1,178,334	Pool #AH0914, 4.50%, 11/1/40(a)	1,276,559
856,527	Pool #AH0917, 4.00%, 12/1/40	908,287
909,402	Pool #AH1077, 4.00%, 1/1/41	969,472
1,227,229	Pool #AH2973, 4.00%, 12/1/40	1,301,391
1,074,840	Pool #AH2980, 4.00%, 1/1/41(a)	1,139,793
1,185,853	Pool #AH5656, 4.00%, 1/1/41(a)	1,259,367
702,815	Pool #AH5657, 4.00%, 2/1/41	745,286
1,019,302	Pool #AH5658, 4.00%, 2/1/41	1,080,898
717,132	Pool #AH5662, 4.00%, 2/1/41	762,261
1,029,259	Pool #AH5882, 4.00%, 2/1/26	1,094,392
922,554	Pool #AH6764, 4.00%, 3/1/41	978,303
2,554,502	Pool #AH6768, 4.00%, 3/1/41(a)	2,708,869
436,997	Pool #AH7277, 4.00%, 3/1/41	464,702
1,320,867	Pool #AH7281, 4.00%, 3/1/41(a)	1,400,893
644,665	Pool #AH7526, 4.50%, 3/1/41	700,620
1,536,059	Pool #AH7537, 4.00%, 3/1/41(a)	1,628,883
785,063	Pool #AH8878, 4.50%, 4/1/41	850,750
768,032	Pool #AH8885, 4.50%, 4/1/41	832,294
876,855	Pool #AH9050, 3.50%, 2/1/26	920,663
593,619	Pool #AI0114, 4.00%, 3/1/41	629,584
1,055,218	Pool #AI1846, 4.50%, 5/1/41(a)	1,143,510
998,682	Pool #AI1847, 4.50%, 5/1/41	1,082,244
1,879,666	Pool #AI1848, 4.50%, 5/1/41(a)	2,036,941
1,071,506	Pool #AI1849, 4.50%, 5/1/41	1,170,871
659,914	Pool #AJ0651, 4.00%, 8/1/41	700,204
855,689	Pool #AJ7668, 4.00%, 11/1/41	907,398
930,465	Pool #AJ9133, 4.00%, 1/1/42	986,693
11,567,790	Pool #AK2386, 3.50%, 2/1/42(a)	11,954,136
4,493,823	Pool #AK6715, 3.50%, 3/1/42(a)	4,643,910
1,450,660	Pool #AK6716, 3.50%, 3/1/42(a)	1,498,656
728,698	Pool #AK6718, 3.50%, 2/1/42	753,035
624,320	Pool #AM0414, 2.87%, 9/1/27	600,915
473,137	Pool #AM0635, 2.55%, 10/1/22	475,291
948,391	Pool #AM1750, 3.04%, 12/1/30	926,116

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$4,984,665	Pool #AM4392, 3.79%, 10/1/23	$5,357,191
504,543	Pool #AM4590, 3.18%, 10/1/20	524,501
2,372,543	Pool #AM5335, 3.69%, 2/1/24	2,530,864
1,949,525	Pool #AM5486, 3.70%, 2/1/24	2,080,809
246,069	Pool #AM6907, 3.68%, 10/1/32	253,395
1,561,921	Pool #AM7764, 3.05%, 1/1/27	1,559,503
989,668	Pool #AM7938, 2.59%, 12/1/25	955,177
498,672	Pool #AM9780, 3.31%, 3/1/31	494,477
1,165,822	Pool #AO2923, 3.50%, 5/1/42	1,204,394
3,257,834	Pool #AO8029, 3.50%, 7/1/42(a)	3,365,623
738,924	Pool #AP7483, 3.50%, 9/1/42	763,372
1,084,255	Pool #AQ6710, 2.50%, 10/1/27	1,098,104
2,246,727	Pool #AQ7193, 3.50%, 7/1/43	2,321,062
2,780,478	Pool #AR3088, 3.00%, 1/1/43	2,790,796
886,274	Pool #AR6712, 3.00%, 1/1/43	889,148
1,112,412	Pool #AR6928, 3.00%, 3/1/43	1,115,149
778,489	Pool #AR6933, 3.00%, 3/1/43	779,918
951,560	Pool #AS1916, 4.00%, 3/1/44	1,007,873
834,787	Pool #AS1917, 4.00%, 3/1/44	884,190
491,141	Pool #AS2129, 4.00%, 3/1/44	520,207
1,811,271	Pool #AS2439, 4.00%, 5/1/44(a)	1,917,896
3,475,008	Pool #AS2784, 4.00%, 7/1/44	3,679,571
2,236,860	Pool #AS3244, 4.00%, 9/1/44	2,368,538
2,927,880	Pool #AS3494, 4.00%, 10/1/44	3,100,236
1,662,695	Pool #AS3726, 4.00%, 11/1/44	1,760,573
2,247,804	Pool #AS3728, 4.00%, 11/1/44	2,380,126
1,034,835	Pool #AS3926, 3.50%, 12/1/44	1,068,427
1,432,903	Pool #AS3929, 4.00%, 12/1/44	1,517,254
1,189,388	Pool #AS3930, 4.00%, 11/1/44	1,259,404
1,090,478	Pool #AS4070, 4.00%, 12/1/44	1,159,442
1,349,891	Pool #AS4240, 3.50%, 1/1/45	1,393,709
1,636,960	Pool #AS4388, 3.50%, 2/1/45	1,690,097
1,011,999	Pool #AS4390, 3.50%, 2/1/45	1,044,849
1,086,951	Pool #AS4732, 3.50%, 4/1/45	1,122,235
9,721,627	Pool #AS4737, 3.50%, 4/1/45	10,037,200
1,920,451	Pool #AS4743, 3.50%, 4/1/45	1,982,791
1,439,448	Pool #AS4905, 3.50%, 4/1/45	1,486,623
9,719,789	Pool #AS4908, 3.50%, 5/1/45	10,032,264
1,064,580	Pool #AS4910, 3.50%, 5/1/45	1,098,805
9,544,911	Pool #AS5114, 3.50%, 6/1/45	9,851,764
1,321,822	Pool #AS5118, 3.50%, 5/1/45	1,364,316
1,449,013	Pool #AS5341, 3.50%, 7/1/45	1,495,596
2,940,032	Pool #AS5345, 3.50%, 7/1/45	3,034,549
1,833,508	Pool #AS5576, 4.00%, 8/1/45	1,941,441
2,810,615	Pool #AS5749, 3.50%, 9/1/45	2,900,972
2,885,340	Pool #AS5916, 3.50%, 9/1/45	2,978,099
1,026,591	Pool #AS5919, 3.50%, 9/1/45	1,059,915
1,038,666	Pool #AS5922, 3.50%, 9/1/45	1,072,057

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$2,022,154	Pool #AS63C3, 4.00%, 12/1/45	$2,141,193
1,601,468	Pool #AS6469, 4.00%, 11/1/45	1,695,742
1,413,170	Pool #AT2688, 3.00%, 5/1/43	1,415,765
1,954,312	Pool #AT2689, 3.00%, 5/1/43	1,957,900
1,159,382	Pool #AT2690, 3.00%, 4/1/43	1,161,511
868,214	Pool #AT2691, 3.00%, 5/1/43	869,808
1,051,412	Pool #AT3963, 2.50%, 3/1/28	1,065,335
885,786	Pool #AT7873, 2.50%, 6/1/28	897,654
845,289	Pool #AT8051, 3.00%, 6/1/43	846,841
1,486,745	Pool #AU0971, 3.50%, 8/1/43(a)	1,535,935
1,244,724	Pool #AU2165, 3.50%, 7/1/43	1,285,907
989,050	Pool #AU2188, 3.50%, 8/1/43	1,021,774
941,199	Pool #AU3700, 3.50%, 8/1/43	972,340
978,731	Pool #AU4653, 3.50%, 9/1/43	1,012,948
787,678	Pool #AU6054, 4.00%, 9/1/43	834,539
516,528	Pool #AU6718, 4.00%, 10/1/43	549,033
1,482,336	Pool #AU7003, 4.00%, 11/1/43(a)	1,576,082
1,166,409	Pool #AU7005, 4.00%, 11/1/43	1,237,259
1,342,803	Pool #AV0679, 4.00%, 12/1/43(a)	1,427,725
837,497	Pool #AV9282, 4.00%, 2/1/44	887,060
1,438,731	Pool #AW0993, 4.00%, 5/1/44(a)	1,529,495
639,000	Pool #AW1565, 4.00%, 4/1/44	676,816
372,828	Pool #AW3671, 4.00%, 4/1/44	395,940
1,208,392	Pool #AW5046, 4.00%, 7/1/44	1,279,527
1,203,453	Pool #AW5047, 4.00%, 7/1/44	1,274,297
643,743	Pool #AW7040, 4.00%, 6/1/44	683,549
1,367,095	Pool #AW8629, 3.50%, 5/1/44	1,411,472
1,184,962	Pool #AX2884, 3.50%, 11/1/44	1,225,649
1,984,892	Pool #AX4860, 3.50%, 12/1/44	2,049,324
1,098,810	Pool #AY0075, 3.50%, 11/1/44	1,134,479
2,036,919	Pool #AY1389, 3.50%, 4/1/45	2,103,039
1,356,967	Pool #AY3435, 3.50%, 5/1/45	1,400,591
1,660,837	Pool #AY5571, 3.50%, 6/1/45	1,714,230
57,788	Pool #MC0013, 5.50%, 12/1/38	65,463
94,899	Pool #MC0014, 5.50%, 12/1/38	107,502
77,393	Pool #MC0016, 5.50%, 11/1/38	87,478
153,015	Pool #MC0038, 4.50%, 3/1/39	168,424
26,452	Pool #MC0047, 4.50%, 4/1/39	28,922
52,779	Pool #MC0059, 4.00%, 4/1/39	56,471
93,114	Pool #MC0081, 4.00%, 5/1/39	99,018
114,671	Pool #MC0112, 4.50%, 6/1/39	126,416
208,986	Pool #MC0127, 4.50%, 7/1/39	227,321
67,976	Pool #MC0135, 4.50%, 6/1/39	74,875
110,907	Pool #MC0137, 4.50%, 7/1/39	120,429
944,441	Pool #MC0154, 4.50%, 8/1/39	1,022,136
97,579	Pool #MC0155, 5.00%, 8/1/39	108,709
486,817	Pool #MC0160, 4.50%, 8/1/39	526,637
228,299	Pool #MC0171, 4.50%, 9/1/39	249,006

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$337,868	Pool #MC0177, 4.50%, 9/1/39	$366,877
132,170	Pool #MC0270, 4.50%, 3/1/40	144,200
651,882	Pool #MC0325, 4.50%, 7/1/40	712,130
98,830	Pool #MC0426, 4.50%, 1/1/41	107,100
920,766	Pool #MC0584, 4.00%, 1/1/42	976,407
486,823	Pool #MC0585, 4.00%, 1/1/42	516,241
68,946	Pool #MC3344, 5.00%, 12/1/38	77,090

		352,321,524

Freddie Mac — 7.36%
90,622	Pool #A10124, 5.00%, 6/1/33	100,388
225,806	Pool #A10548, 5.00%, 6/1/33	248,164
495,992	Pool #A12237, 5.00%, 8/1/33	546,169
108,936	Pool #A12969, 4.50%, 8/1/33	118,112
76,725	Pool #A12985, 5.00%, 8/1/33	85,649
63,437	Pool #A12986, 5.00%, 8/1/33	70,835
43,353	Pool #A14028, 4.50%, 9/1/33	47,091
145,434	Pool #A14325, 5.00%, 9/1/33	160,245
87,640	Pool #A15268, 6.00%, 10/1/33	100,891
289,946	Pool #A15579, 5.50%, 11/1/33	325,311
279,947	Pool #A17393, 5.50%, 12/1/33	312,977
181,876	Pool #A17397, 5.50%, 1/1/34	203,847
258,995	Pool #A18617, 5.50%, 1/1/34	290,081
278,256	Pool #A19019, 5.50%, 2/1/34	313,358
164,843	Pool #A20069, 5.00%, 3/1/34	182,572
254,387	Pool #A20070, 5.50%, 3/1/34	284,436
428,175	Pool #A20540, 5.50%, 4/1/34	479,029
128,952	Pool #A20541, 5.50%, 4/1/34	144,512
123,599	Pool #A21679, 5.50%, 4/1/34	137,020
140,397	Pool #A21681, 5.00%, 4/1/34	154,779
179,489	Pool #A23192, 5.00%, 5/1/34	197,925
746,728	Pool #A25310, 5.00%, 6/1/34	822,222
290,789	Pool #A25311, 5.00%, 6/1/34	320,656
171,647	Pool #A26395, 6.00%, 9/1/34	196,958
88,570	Pool #A26396, 5.50%, 9/1/34	100,108
273,908	Pool #A28241, 5.50%, 10/1/34	307,601
31,375	Pool #A30055, 5.00%, 11/1/34	34,891
195,993	Pool #A30591, 6.00%, 12/1/34	222,715
260,564	Pool #A31135, 5.50%, 12/1/34	292,045
325,125	Pool #A33167, 5.00%, 1/1/35	358,412
329,448	Pool #A34999, 5.50%, 4/1/35	370,076
79,822	Pool #A35628, 5.50%, 6/1/35	90,389
446,989	Pool #A37185, 5.00%, 9/1/35	492,753
357,888	Pool #A38830, 5.00%, 5/1/35	394,530
258,185	Pool #A40538, 5.00%, 12/1/35	284,619
139,546	Pool #A42095, 5.50%, 1/1/36	157,017
242,582	Pool #A42097, 5.00%, 1/1/36	267,418

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$177,608	Pool #A42098, 5.50%, 1/1/36	$198,845
350,594	Pool #A42803, 5.50%, 2/1/36	393,281
40,505	Pool #A42804, 6.00%, 2/1/36	45,465
110,291	Pool #A42805, 6.00%, 2/1/36	125,357
250,762	Pool #A44639, 5.50%, 3/1/36	280,746
290,143	Pool #A45396, 5.00%, 6/1/35	319,849
213,980	Pool #A46321, 5.50%, 7/1/35	242,307
85,016	Pool #A46735, 5.00%, 8/1/35	93,721
219,617	Pool #A46746, 5.50%, 8/1/35	246,769
100,852	Pool #A46748, 5.50%, 8/1/35	113,668
96,286	Pool #A46996, 5.50%, 9/1/35	108,521
343,107	Pool #A46997, 5.50%, 9/1/35	384,776
498,989	Pool #A47552, 5.00%, 11/1/35	550,076
342,613	Pool #A47553, 5.00%, 11/1/35	377,691
189,575	Pool #A47554, 5.50%, 11/1/35	213,664
172,641	Pool #A48789, 6.00%, 5/1/36	195,080
87,446	Pool #A49013, 6.00%, 5/1/36	100,249
167,517	Pool #A49526, 6.00%, 5/1/36	189,586
169,227	Pool #A49843, 6.00%, 6/1/36	193,738
465,850	Pool #A49844, 6.00%, 6/1/36	526,833
24,008	Pool #A49845, 6.50%, 6/1/36	26,564
100,987	Pool #A50128, 6.00%, 6/1/36	113,528
291,419	Pool #A59530, 5.50%, 4/1/37	325,444
208,091	Pool #A59964, 5.50%, 4/1/37	233,752
86,815	Pool #A61754, 5.50%, 5/1/37	98,009
92,323	Pool #A61779, 5.50%, 5/1/37	104,228
101,358	Pool #A61915, 5.50%, 6/1/37	113,858
153,086	Pool #A61916, 6.00%, 6/1/37	172,752
231,507	Pool #A63456, 5.50%, 6/1/37	259,260
549,225	Pool #A64012, 5.50%, 7/1/37	613,352
206,925	Pool #A64015, 6.00%, 7/1/37	235,388
503,196	Pool #A66061, 5.50%, 8/1/37	563,520
368,568	Pool #A66122, 6.00%, 8/1/37	417,130
211,446	Pool #A66133, 6.00%, 6/1/37	240,717
163,448	Pool #A66156, 6.50%, 9/1/37	186,920
217,197	Pool #A68766, 6.00%, 10/1/37	244,974
125,482	Pool #A70292, 5.50%, 7/1/37	140,133
118,968	Pool #A75113, 5.00%, 3/1/38	130,888
95,557	Pool #A76187, 5.00%, 4/1/38	105,878
169,525	Pool #A78354, 5.50%, 11/1/37	189,796
794,628	Pool #A91887, 5.00%, 4/1/40	876,729
302,770	Pool #A92388, 4.50%, 5/1/40	328,718
469,286	Pool #A93962, 4.50%, 9/1/40	510,092
727,725	Pool #A95573, 4.00%, 12/1/40	772,839
526,789	Pool #A96339, 4.00%, 12/1/40	559,199
787,898	Pool #A97099, 4.00%, 1/1/41	837,357
583,973	Pool #A97715, 4.00%, 3/1/41	620,631
551,118	Pool #A97716, 4.50%, 3/1/41	597,748

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 38,317	Pool #B31140, 6.50%, 10/1/31	$42,205
24,697	Pool #B31206, 6.00%, 3/1/32	26,892
71,912	Pool #B31493, 5.00%, 2/1/34	77,031
59,315	Pool #B31532, 5.00%, 5/1/34	63,528
89,138	Pool #B31546, 5.50%, 5/1/34	96,629
88,506	Pool #B31547, 5.50%, 5/1/34	95,934
90,140	Pool #B31551, 5.50%, 6/1/34	97,692
63,389	Pool #B31587, 5.00%, 11/1/34	67,935
120,386	Pool #B31588, 5.50%, 11/1/34	130,507
17,523	Pool #B50443, 5.00%, 11/1/18	18,051
48,123	Pool #B50450, 4.50%, 1/1/19	49,944
33,228	Pool #B50451, 5.00%, 1/1/19	34,374
6,675	Pool #B50470, 4.50%, 4/1/19	6,927
84,443	Pool #B50496, 5.50%, 9/1/19	88,890
56,851	Pool #B50499, 5.00%, 11/1/19	59,428
10,607	Pool #B50500, 5.50%, 10/1/19	11,139
17,925	Pool #B50501, 4.50%, 11/1/19	18,456
36,464	Pool #B50504, 5.50%, 11/1/19	38,442
147,104	Pool #B50506, 5.00%, 11/1/19	154,222
39,885	Pool #C37233, 7.50%, 2/1/30	46,839
191,538	Pool #C51686, 6.50%, 5/1/31	221,517
106,064	Pool #C53210, 6.50%, 6/1/31	122,885
56,270	Pool #C53914, 6.50%, 6/1/31	65,257
46,791	Pool #C60020, 6.50%, 11/1/31	54,404
55,537	Pool #C65616, 6.50%, 3/1/32	64,280
54,065	Pool #C68324, 6.50%, 6/1/32	62,961
117,964	Pool #C73273, 6.00%, 11/1/32	135,420
175,698	Pool #C73525, 6.00%, 11/1/32	202,443
58,374	Pool #C74672, 5.50%, 11/1/32	65,331
168,417	Pool #C77844, 5.50%, 3/1/33	188,084
61,891	Pool #C77845, 5.50%, 3/1/33	69,452
42,868	Pool #C78252, 5.50%, 3/1/33	47,716
103,711	Pool #J00980, 5.00%, 1/1/21	110,602
30,726	Pool #J05466, 5.50%, 6/1/22	32,442
795,965	Pool #J21142, 2.50%, 11/1/27	807,717
699,006	Pool #J23532, 2.50%, 5/1/28	708,563
325,038	Pool #Q00462, 4.00%, 3/1/41	344,426
675,371	Pool #Q00465, 4.50%, 4/1/41	730,403
884,669	Pool #Q05867, 3.50%, 12/1/41	912,557
980,923	Pool #Q06239, 3.50%, 1/1/42	1,011,845
705,714	Pool #Q06406, 4.00%, 2/1/42	747,808
1,292,078	Pool #Q13349, 3.00%, 11/1/42	1,293,239
1,343,613	Pool #Q17662, 3.00%, 4/1/43	1,344,820
1,353,540	Pool #Q18754, 3.00%, 6/1/43	1,354,756

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$1,259,372	Pool #Q18772, 3.00%, 6/1/43	$1,260,504
2,183,565	Pool #Q32756, 3.00%, 4/1/45	2,182,115

		39,102,039

Ginnie Mae — 31.19%
344,822	Pool #409117, 5.50%, 6/20/38	378,724
236,283	Pool #487643, 5.00%, 2/15/39	261,794
420,303	Pool #588448, 6.25%, 9/15/32	421,669
499,881	Pool #616936, 5.50%, 1/15/36	560,180
413,704	Pool #617904, 5.75%, 9/15/23	415,198
1,824,333	Pool #618363, 4.00%, 9/20/41	1,940,563
501,365	Pool #624106, 5.13%, 3/15/34	502,695
689,015	Pool #654705, 4.00%, 9/20/41	732,913
423,124	Pool #664269, 5.85%, 6/15/38	432,997
127,421	Pool #675509, 5.50%, 6/15/38	142,951
428,261	Pool #697672, 5.50%, 12/15/38	479,987
291,042	Pool #697814, 5.00%, 2/15/39	320,465
397,493	Pool #697885, 4.50%, 3/15/39	429,602
118,570	Pool #698112, 4.50%, 5/15/39	128,370
817,391	Pool #698113, 4.50%, 5/15/39	884,954
275,250	Pool #699294, 5.63%, 9/20/38	304,162
2,309,881	Pool #713519, 6.00%, 7/15/39	2,636,789
443,494	Pool #714561, 4.50%, 6/15/39	480,152
541,327	Pool #716822, 4.50%, 4/15/39	585,056
485,591	Pool #716823, 4.50%, 4/15/39	525,729
128,897	Pool #717132, 4.50%, 5/15/39	139,551
563,392	Pool #717133, 4.50%, 5/15/39	608,903
975,098	Pool #720080, 4.50%, 6/15/39	1,066,132
719,289	Pool #720521, 5.00%, 8/15/39	797,287
917,279	Pool #724629, 5.00%, 7/20/40	1,005,316
1,330,300	Pool #726550, 5.00%, 9/15/39	1,474,554
540,997	Pool #729018, 4.50%, 2/15/40	585,756
286,145	Pool #729019, 5.00%, 2/15/40	317,173
416,211	Pool #729346, 4.50%, 7/15/41	451,654
668,504	Pool #738844, 3.50%, 10/15/41	698,248
341,526	Pool #738845, 3.50%, 10/15/41	356,614
1,480,050	Pool #738862, 4.00%, 10/15/41	1,573,825
433,892	Pool #747241, 5.00%, 9/20/40	475,129
1,245,386	Pool #748654, 3.50%, 9/15/40	1,298,461
264,165	Pool #748846, 4.50%, 9/20/40	289,766
799,367	Pool #757016, 3.50%, 11/15/40	833,433
604,908	Pool #757017, 4.00%, 12/15/40	646,756
921,139	Pool #759297, 4.00%, 1/20/41	980,545
884,834	Pool #759298, 4.00%, 2/20/41	941,761
676,358	Pool #762877, 4.00%, 4/15/41	719,211
474,702	Pool #763564, 4.50%, 5/15/41	515,126
656,758	Pool #770391, 4.50%, 6/15/41	712,685
987,947	Pool #770481, 4.00%, 8/15/41	1,050,542

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 443,075	Pool #770482, 4.50%, 8/15/41	$477,898
923,280	Pool #770517, 4.00%, 8/15/41	981,778
773,286	Pool #770529, 4.00%, 8/15/41	822,281
1,356,035	Pool #770537, 4.00%, 8/15/41	1,441,953
633,737	Pool #770738, 4.50%, 6/20/41	684,460
1,290,275	Pool #779592, 4.00%, 11/20/41	1,372,479
762,548	Pool #779593, 4.00%, 11/20/41	811,131
747,750	Pool #AA6312, 3.00%, 4/15/43	760,281
1,229,436	Pool #AA6424, 3.00%, 5/15/43	1,250,039
2,163,769	Pool #AB2733, 3.50%, 8/15/42	2,258,011
2,475,327	Pool #AB2745, 3.00%, 8/15/42	2,515,261
2,355,645	Pool #AB2841, 3.00%, 9/15/42	2,393,648
767,986	Pool #AB2843, 3.00%, 9/15/42	780,375
873,736	Pool #AB2852, 3.50%, 9/15/42	913,429
5,649,629	Pool #AC9541, 2.12%, 2/15/48	5,462,466
987,308	Pool #AE6946, 3.00%, 6/15/43	1,003,853
1,196,615	Pool #AE8253, 4.00%, 2/20/44	1,270,983
827,736	Pool #AG8915, 4.00%, 2/20/44	879,437
1,173,404	Pool #AK6446, 3.00%, 1/15/45	1,190,868
1,097,635	Pool #AK7036, 3.00%, 4/15/45	1,113,285
2,188,017	Pool #AO3594, 3.50%, 8/20/45	2,282,546
1,371,777	Pool #AO8336, 3.50%, 9/20/45	1,432,204
2,217,090	Pool #AP3887, 3.50%, 9/20/45	2,313,568
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(b)	657,608
2,482,240	Series 2012-107, Class A, 1.15%, 1/16/45	2,352,488
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53	1,535,308
5,816,196	Series 2012-114, Class A, 2.10%, 1/16/53(b)	5,667,402
2,102,246	Series 2012-115, Class A, 2.13%, 4/16/45	2,040,875
3,498,259	Series 2012-120, Class A, 1.90%, 2/16/53	3,373,522
1,642,844	Series 2012-131, Class A, 1.90%, 2/16/53	1,574,264
671,105	Series 2012-144 Class AD, 1.77%, 1/16/53	645,641
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,957,780
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(b)	2,993,246
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(b)	1,597,835
2,193,932	Series 2012-53, Class AC, 2.38%, 12/16/43	2,184,397
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,684,054
849,637	Series 2012-70, Class A, 1.73%, 5/16/42	844,360
3,410,721	Series 2012-72, Class A, 1.71%, 5/16/42	3,358,806
2,846,759	Series 2012-78, Class A, 1.68%, 3/16/44	2,817,057
1,416,328	Series 2013-101, Class AG, 1.76%, 4/16/38	1,400,992
1,229,673	Series 2013-105, Class A, 1.71%, 2/16/37	1,214,019
1,449,158	Series 2013-107, Class A, 2.00%, 5/16/40	1,433,661
1,368,425	Series 2013-126, Class BK, 2.45%, 10/16/47	1,348,522
702,366	Series 2013-127, Class A, 2.00%, 3/16/52	697,029
864,431	Series 2013-17, Class A, 1.13%, 1/16/49	835,507
808,433	Series 2013-29, Class AB, 1.77%, 10/16/45	785,889
878,100	Series 2013-33, Class A, 1.06%, 7/16/38	850,049
2,460,148	Series 2013-63, Class AB, 1.38%, 3/16/45	2,374,876

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 1,457,836	Series 2013-97, Class AC, 2.00%, 6/16/45	$1,417,243
1,514,509	Series 2014-148, Class A, 2.65%, 3/1/39	1,538,188
9,007,003	Series 2014-172, Class AF, 2.50%, 1/1/55	9,095,273
654,634	Series 2014-47, Class AB, 2.25%, 8/16/40	656,358
1,109,912	Series 2014-54, Class AB, 2.62%, 10/16/43	1,110,946
995,252	Series 2014-77, Class AC, 2.35%, 10/16/40	995,586
1,036,575	Series 2014-82, Class AB, 2.40%, 5/16/45	1,039,914
983,736	Series 2015-107, Class AB, 2.20%, 11/16/49	978,509
3,231,741	Series 2015-114, Class AD, 2.50%, 11/15/51	3,225,586
2,091,642	Series 2015-128, Class AD, 2.50%, 12/16/50	2,087,566
995,331	Series 2015-130, Class AH, 2.90%, 8/16/47	1,010,447
3,185,827	Series 2015-135, Class AC, 2.35%, 4/16/49	3,162,306
1,194,512	Series 2015-136, Class AC, 2.50%, 3/16/47	1,190,482
966,160	Series 2015-15, Class A, 2.00%, 11/1/48	947,434
1,994,230	Series 2015-154, Class AD, 2.50%, 5/1/54	1,973,812
998,305	Series 2015-171, Class DA, 2.37%, 3/16/46	977,107
1,967,558	Series 2015-2, Class A, 2.50%, 12/16/44	1,995,854
2,050,952	Series 2015-22, Class A, 2.40%, 8/16/47	2,048,783
6,206,669	Series 2015-70, Class AB, 2.30%, 11/16/48	6,059,806
702,369	Series 2015-75, Class A, 3.00%, 2/16/44	718,460
2,676,113	Series 2015-98, Class AB, 2.50%, 11/16/43	2,662,770

		165,633,229

Total U.S. Government Agency Backed Mortgages		557,056,792

(Cost $545,279,667)
U.S. Government Agency Obligations — 1.04%
Small Business Administration — 0.97%
156,310	0.55%, 3/25/29(b)	153,916
198,476	0.60%, 3/25/28(b)	195,568
524,495	0.88%, 1/26/32(c)	529,916
93,590	0.91%, 4/16/20(c)	93,701
267,292	1.25%, 9/17/30(c)	271,978
11,050,591	1.26%, 7/18/30*(c)(d)	219,586
1,350,653	3.36%, 7/8/24(c)	1,473,772
66,977	3.36%, 7/1/21(c)	70,952
143,346	3.58%, 12/18/23(c)	156,670
103,548	3.61%, 4/4/20(c)	108,212
369,061	3.86%, 9/16/34(c)	418,837
494,904	4.05%, 6/25/28(b)	553,116
19,573	4.13%, 7/18/17(c)	19,841
165,035	4.36%, 7/17/29(c)	189,549
116,829	4.88%, 6/24/24(c)	129,736

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 58,907	5.13%, 2/28/24(c)	$65,227
481,260	6.03%, 10/31/32(c)	501,145

		5,151,722

United States Department of Agriculture — 0.07%
226,284	5.38%, 10/26/22(c)	234,115
128,486	6.08%, 7/1/32(c)	133,152

		367,267

Total U.S. Government Agency Obligations		5,518,989

(Cost $6,126,567)

Shares		Value
Investment Company — 2.73%
14,506,913	JPMorgan Prime Money Market Fund, Institutional Class	$14,506,913

Total Investment Company		14,506,913

(Cost $14,506,913)

Total Investments		$596,318,273
(Cost $584,852,709)(e) — 112.28%

Liabilities in excess of other assets — (12.28)%		(65,212,761)

NET ASSETS — 100.00%		$531,105,512

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total value of investment in restricted and/or illiquid securities representing $219,586, or 0.04% of net assets, are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	9/30/2015 Carrying Value Per Unit
$11,050,591	Small Business Administration	01/10/2008	$860,184	$1.99

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2015 (Unaudited)

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

OID - Original Issue Discount

Financial futures contracts as of December 31, 2015:

	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value	Clearinghouse
Short Position:

Five Year U.S. Treasury Bonds	190	March, 2016	$69,766	$22,550,625	Barclays Capital
Ten Year U.S. Treasury Bonds	60	March, 2016	30,937	7,585,313	Barclays Capital
U.S. Treasury Long Bonds	28	March, 2016	(1,750)	4,303,250	Barclays Capital
Ultra Long Term U.S. Treasury Bonds	10	March, 2016	(7,187)	1,579,688	Barclays Capital

Total			$91,766

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

December 31, 2015 (Unaudited)

Principal Amount		Value
Corporate Bonds — 8.37%
Argentina — 0.18%
$ 20,000	YPF SA, 8.75%, 4/4/24	$19,428
20,000	YPF SA, 8.88%, 12/19/18	20,355

		39,783

Azerbaijan — 0.77%
200,000	State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	169,000

Brazil — 1.07%
315,000	Petrobras Global Finance BV, 5.38%, 1/27/21	233,221

Colombia — 0.47%
119,000	Ecopetrol SA, 5.38%, 6/26/26	102,935

Ecuador — 1.03%
276,316	EP PetroEcuador Via Noble Sovereign Funding I Ltd, 5.91%, 9/24/19(a)	225,197

Mexico — 0.38%
45,000	Petroleos Mexicanos, 5.50%, 6/27/44	33,855
55,000	Petroleos Mexicanos, 6.63%, 6/15/35	49,203

		83,058

Russia — 0.46%
100,000	Vnesheconombank Via VEB Finance Plc, 6.90%, 7/9/20	101,000

South Africa — 0.81%
200,000	Eskom Holdings SOC Ltd, 7.13%, 2/11/25	176,500

Venezuela — 3.20%
35,000	Petroleos de Venezuela SA, 5.50%, 4/12/37	12,454
605,157	Petroleos de Venezuela SA, 6.00%, 5/16/24	228,749
1,187,692	Petroleos de Venezuela SA, 6.00%, 11/15/26	436,724
56,052	Petroleos de Venezuela SA, 9.75%, 5/17/35	23,169

		701,096

Total Corporate Bonds		1,831,790

(Cost $1,915,045)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 73.72%
Angola — 0.84%
$ 200,000	Angola Government International Bond, 9.50%, 11/12/25(b)	$184,750

Argentina — 3.00%
163,610	Argentina Bonar Bonds, 7.00%, 4/17/17	167,373
65,989	Argentina Bonar Bonds, 7.00%, 5/7/24	70,608
948,130	Argentine Republic Government International Bond, 3.00%, 12/15/35(a)	96,235
170,000(c)	Argentine Republic Government International Bond, 3.00%, 12/15/35(a)	17,551
114,324	Argentine Republic Government International Bond, 8.28%, 12/31/33(d)	131,186
151,234	Argentine Republic Government International Bond, 8.75%, 6/2/17(d)	172,785

		655,738

Azerbaijan — 0.85%
200,000	Republic of Azerbaijan International Bond, 4.75%, 3/18/24	187,000

Brazil — 9.83%
4,995,000(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	1,262,345
1,242,000(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	265,333
696,000(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	134,501
220,000	Brazilian Government International Bond, 2.63%, 1/5/23	166,666
220,000	Brazilian Government International Bond, 5.63%, 1/7/41	159,232
60,000	Brazilian Government International Bond, 7.13%, 1/20/37	51,872
115,000	Brazilian Government International Bond, 8.25%, 1/20/34	110,868

		2,150,817

Colombia — 2.36%
220,000	Colombia Government International Bond, 2.63%, 3/15/23	193,270
449,400,000(e)	Colombian TES, 6.00%, 4/28/28	110,369
610,900,000(e)	Colombian TES, 10.00%, 7/24/24	212,224

		515,863

Cote D’Ivoire (Ivory Coast) — 2.47%
200,000	Ivory Coast Government International Bond, 5.75%, 12/31/32(f)	177,500
400,000	Ivory Coast Government International Bond, 6.38%, 3/3/28	364,000

		541,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Croatia (Hrvatska) — 3.61%
$ 200,000	Croatia Government International Bond, 5.50%, 4/4/23	$203,000
220,000	Croatia Government International Bond, 6.00%, 1/26/24	228,250
125,000	Croatia Government International Bond, 6.63%, 7/14/20	134,063
210,000	Croatia Government International Bond, 6.75%, 11/5/19	224,963

		790,276

Dominican Republic — 2.64%
245,000	Dominican Republic International Bond, 5.50%, 1/27/25	235,935
110,000	Dominican Republic International Bond, 5.88%, 4/18/24	108,438
140,000	Dominican Republic International Bond, 6.85%, 1/27/45	132,440
100,000	Dominican Republic International Bond, 7.45%, 4/30/44	100,086

		576,899

Ecuador — 0.74%
200,000	Ecuador Government International Bond, 10.50%, 3/24/20	160,906

Georgia — 1.05%
220,000	Georgia Government International Bond, 6.88%, 4/12/21	228,800

Ghana — 1.39%
300,000	Ghana Government International Bond, 10.75%, 10/14/30	304,500

Hungary — 2.81%
29,050,000(e)	Hungary Government Bond, 3.00%, 6/26/24	97,326
5,830,000(e)	Hungary Government Bond, 5.50%, 6/24/25	23,476
30,380,000(e)	Hungary Government Bond, 7.00%, 6/24/22	128,264
40,000	Hungary Government International Bond, 5.38%, 3/25/24	43,800
288,000	Hungary Government International Bond, 5.75%, 11/22/23	322,560

		615,426

Indonesia — 6.34%
200,000	Indonesia Government International Bond, 5.95%, 1/8/46(b)	197,760
993,000,000(e)	Indonesia Treasury Bond, 5.63%, 5/15/23	59,453
35,000,000(e)	Indonesia Treasury Bond, 8.38%, 3/15/24	2,464
3,085,000,000(e)	Indonesia Treasury Bond, 8.38%, 9/15/26	215,746
5,912,000,000(e)	Indonesia Treasury Bond, 11.00%, 9/15/25	485,737
3,345,000,000(e)	Indonesia Treasury Bond Credit Linked Note, 8.38%, 3/19/24(b)	236,249
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25	191,000

		1,388,409

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value

Jamaica — 0.90%
$ 200,000	Jamaica Government International Bond, 6.75%, 4/28/28	$197,000

Kazakhstan — 0.99%
220,000	Kazakhstan Government International Bond, 5.13%, 7/21/25	217,525

Mexico — 10.29%
5,200,000(e)	Mexican Bonos, 6.50%, 6/10/21	312,465
3,930,000(e)	Mexican Bonos, 7.50%, 6/3/27	247,493
9,230,000(e)	Mexican Bonos, 8.00%, 12/7/23	599,739
2,860,000(e)	Mexican Bonos, 8.50%, 5/31/29	194,321
4,490,000(e)	Mexican Bonos, 10.00%, 12/5/24	329,542
770,000(e)	Mexican Bonos, 10.00%, 11/20/36	59,813
370,000	Mexico Government International Bond, 4.00%, 10/2/23	373,921
131,000	Mexico Government International Bond, 5.55%, 1/21/45	133,702

		2,250,996

Pakistan — 0.93%
200,000	Pakistan Government International Bond, 7.25%, 4/15/19	203,760

Paraguay — 1.86%
420,000	Republic of Paraguay, 4.63%, 1/25/23	406,700

Poland — 2.07%
882,000(e)	Poland Government Bond, 3.25%, 7/25/25	230,584
210,000	Poland Government International Bond, 4.00%, 1/22/24	221,542

		452,126

Romania — 2.62%
184,000	Romanian Government International Bond, 4.38%, 8/22/23	191,360
328,000	Romanian Government International Bond, 6.13%, 1/22/44	382,940

		574,300

Russia — 1.06%
6,058,000(e)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	71,517
12,915,000(e)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	161,528

		233,045

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value

Slovenia — 1.11%
$ 220,000	Slovenia Government International Bond, 5.25%, 2/18/24	$241,890

South Africa — 4.55%
3,911,942(e)	South Africa Government Bond, 6.75%, 3/31/21	226,469
5,134,521(e)	South Africa Government Bond, 7.00%, 2/28/31	252,790
7,565,879(e)	South Africa Government Bond, 10.50%, 12/21/26	517,223

		996,482

Sri Lanka — 0.85%
200,000	Sri Lanka Government International Bond, 6.85%, 11/3/25	186,000

Thailand — 1.31%
6,632,000(e)	Thailand Government Bond, 3.85%, 12/12/25	205,283
2,396,000(e)	Thailand Government Bond, 4.88%, 6/22/29	81,852

		287,135

Turkey — 2.76%
657,597(e)	Turkey Government Bond, 8.00%, 3/12/25	192,909
442,553(e)	Turkey Government Bond, 9.00%, 7/24/24	138,282
835,834(e)	Turkey Government Bond, 9.40%, 7/8/20	273,701

		604,892

Ukraine — 2.38%
524,000	Ukraine Government International Bond, 3.77%, 5/31/40(g)	206,351
100,000	Ukraine Government International Bond, 7.75%, 9/1/19	92,880
100,000	Ukraine Government International Bond, 7.75%, 9/1/25	88,250
150,000	Ukreximbank Via Biz Finance Plc, 9.63%, 4/27/22	133,500

		520,981

Uruguay — 1.14%
200,577	Uruguay Government International Bond, 4.38%, 10/27/27	197,629
60,000	Uruguay Government International Bond, 5.10%, 6/18/50	51,750

		249,379

Venezuela — 0.25%
120,000	Venezuela Government International Bond, 11.75%, 10/21/26	53,944

Zambia — 0.72%
200,000	Zambia Government International Bond, 8.97%, 7/30/27	157,250

Total Foreign Government Bonds		16,134,289

(Cost $16,916,040)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Investment Company — 16.66%
$3,646,653	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$3,646,653

Total Investment Company		3,646,653

(Cost $3,646,653)

Total Investments		$21,612,732
(Cost $22,477,738)(h) — 98.75%

Other assets in excess of liabilities — 1.25%		273,133

NET ASSETS — 100.00%		$21,885,865

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2015.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Principal amount denoted in Euros.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2015 (Unaudited)

Foreign currency exchange contracts as of December 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	145,000	BRL	555,640	Citibank N.A.	10/2/15	$ 4,946
BRL	1,192,186	USD	302,421	Citibank N.A.	1/5/16	(1,921)
USD	180,000	BRL	678,420	Citibank N.A.	1/5/16	8,999
USD	200,952	BRL	764,643	Citibank N.A.	1/5/16	8,218
USD	200,324	BRL	762,274	Citibank N.A.	1/5/16	8,187
USD	200,346	BRL	763,459	Citibank N.A.	1/5/16	7,910
USD	127,848	BRL	486,921	Citibank N.A.	1/5/16	5,115
USD	125,000	BRL	476,625	Citibank N.A.	1/5/16	4,863
USD	64,000	BRL	250,189	Citibank N.A.	1/5/16	938
USD	75,000	BRL	296,700	Citibank N.A.	1/5/16	214
CLP	440,100,932	USD	611,506	Citibank N.A.	1/27/16	7,570
CNY	2,184,535	USD	335,000	Citibank N.A.	1/27/16	(1,666)
CNY	3,261,860	USD	505,636	Citibank N.A.	1/27/16	(7,916)
COP	838,185,000	USD	255,000	Citibank N.A.	1/27/16	8,290
COP	235,921,951	USD	71,766	Citibank N.A.	1/27/16	2,342
COP	112,899,600	USD	33,586	Citibank N.A.	1/27/16	1,878
COP	53,261,250	USD	17,500	Citibank N.A.	1/27/16	(770)
COP	53,252,500	USD	17,500	Citibank N.A.	1/27/16	(772)
COP	53,165,000	USD	17,500	Citibank N.A.	1/27/16	(800)
COP	53,138,750	USD	17,500	Citibank N.A.	1/27/16	(808)
COP	200,818,248	USD	64,738	Citibank N.A.	1/27/16	(1,657)
COP	756,432,000	USD	240,000	Citibank N.A.	1/27/16	(2,390)
COP	214,760,000	USD	70,000	Citibank N.A.	1/27/16	(2,540)
HKD	178,231	USD	23,000	Citibank N.A.	1/27/16	3
HUF	67,567,100	USD	230,000	Citibank N.A.	1/27/16	2,687
HUF	73,315,000	USD	250,000	Citibank N.A.	1/27/16	2,482
HUF	53,328,272	USD	181,450	Citibank N.A.	1/27/16	2,202
HUF	39,095,681	USD	133,308	Citibank N.A.	1/27/16	1,329
HUF	14,083,153	USD	47,921	Citibank N.A.	1/27/16	579
HUF	5,725,721	USD	19,905	Citibank N.A.	1/27/16	(187)
IDR	1,465,347,000	USD	102,831	Citibank N.A.	1/27/16	2,230
IDR	700,000,000	USD	49,522	Citibank N.A.	1/27/16	665
IDR	2,546,496,344	USD	183,965	Citibank N.A.	1/27/16	(1,389)
INR	114,547,220	USD	1,716,320	Citibank N.A.	1/27/16	6,688
KRW	119,984,364	USD	101,000	Citibank N.A.	1/27/16	1,032
KRW	263,295,000	USD	225,000	Citibank N.A.	1/27/16	(1,099)
MXN	3,169,290	USD	182,176	Citibank N.A.	1/27/16	1,347
MXN	518,677	USD	30,000	Citibank N.A.	1/27/16	35
MXN	236,670	USD	14,143	Citibank N.A.	1/27/16	(439)
MXN	1,213,000	USD	70,710	Citibank N.A.	1/27/16	(470)
MXN	1,076,040	USD	64,275	Citibank N.A.	1/27/16	(1,965)
MXN	1,076,039	USD	64,278	Citibank N.A.	1/27/16	(1,968)
MXN	1,076,040	USD	64,289	Citibank N.A.	1/27/16	(1,979)
MXN	1,076,040	USD	64,292	Citibank N.A.	1/27/16	(1,982)
MXN	2,077,388	USD	125,000	Citibank N.A.	1/27/16	(4,706)
MYR	3,626,642	USD	823,862	Citibank N.A.	1/27/16	18,608
PEN	531,794	USD	156,318	Citibank N.A.	1/27/16	(1,284)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
PHP	2,183,617	USD	46,000	Citibank N.A.	1/27/16	$ 436
PLN	1,237,905	USD	311,118	Citibank N.A.	1/27/16	4,254
PLN	1,180,912	USD	296,996	Citibank N.A.	1/27/16	3,856
PLN	590,456	USD	148,456	Citibank N.A.	1/27/16	1,970
PLN	187,274	USD	47,294	Citibank N.A.	1/27/16	416
PLN	40,467	USD	10,000	Citibank N.A.	1/27/16	309
PLN	272,011	USD	70,000	Citibank N.A.	1/27/16	(702)
RON	206,688	USD	49,762	Citibank N.A.	1/27/16	(52)
RON	206,688	USD	49,769	Citibank N.A.	1/27/16	(59)
RON	359,095	USD	86,491	Citibank N.A.	1/27/16	(125)
RON	282,892	USD	68,165	Citibank N.A.	1/27/16	(126)
RUB	1,619,744	USD	22,565	Citibank N.A.	1/27/16	(545)
RUB	12,407,415	USD	187,239	Citibank N.A.	1/27/16	(18,559)
THB	3,324,700	USD	92,020	Citibank N.A.	1/27/16	303
THB	2,235,109	USD	61,801	Citibank N.A.	1/27/16	265
THB	1,662,349	USD	45,922	Citibank N.A.	1/27/16	240
THB	1,662,350	USD	45,929	Citibank N.A.	1/27/16	232
THB	1,662,350	USD	45,942	Citibank N.A.	1/27/16	220
THB	1,662,350	USD	45,975	Citibank N.A.	1/27/16	186
THB	1,577,618	USD	43,636	Citibank N.A.	1/27/16	172
THB	1,069,227	USD	29,563	Citibank N.A.	1/27/16	128
THB	997,152	USD	27,622	Citibank N.A.	1/27/16	68
THB	87,394	USD	2,416	Citibank N.A.	1/27/16	11
TRY	78,216	USD	25,938	Citibank N.A.	1/27/16	667
TRY	73,866	USD	25,000	Citibank N.A.	1/27/16	125
TWD	658,730	USD	20,000	Citibank N.A.	1/27/16	57
TWD	7,348,500	USD	225,000	Citibank N.A.	1/27/16	(1,250)
USD	249,171	ZAR	3,780,123	Citibank N.A.	1/27/16	5,976
USD	1,222,475	KRW	1,431,983,277	Citibank N.A.	1/27/16	4,743
USD	240,829	ZAR	3,683,858	Citibank N.A.	1/27/16	3,827
USD	79,673	ZAR	1,202,700	Citibank N.A.	1/27/16	2,297
USD	105,000	CLP	73,074,750	Citibank N.A.	1/27/16	2,208
USD	59,636	ZAR	899,742	Citibank N.A.	1/27/16	1,751
USD	48,272	ZAR	724,712	Citibank N.A.	1/27/16	1,647
USD	32,087	ZAR	481,713	Citibank N.A.	1/27/16	1,096
USD	122,000	ZAR	1,879,680	Citibank N.A.	1/27/16	1,070
USD	37,000	RUB	2,650,713	Citibank N.A.	1/27/16	963
USD	55,204	IDR	762,202,288	Citibank N.A.	1/27/16	556
USD	39,000	HUF	11,215,569	Citibank N.A.	1/27/16	376
USD	21,000	RON	85,823	Citibank N.A.	1/27/16	359
USD	161,396	HUF	46,762,253	Citibank N.A.	1/27/16	357
USD	122,828	HUF	35,566,976	Citibank N.A.	1/27/16	343
USD	122,805	HUF	35,566,976	Citibank N.A.	1/27/16	320
USD	25,000	MYR	106,325	Citibank N.A.	1/27/16	301
USD	122,764	HUF	35,566,975	Citibank N.A.	1/27/16	279
USD	46,180	TRY	134,976	Citibank N.A.	1/27/16	269
USD	122,711	HUF	35,566,975	Citibank N.A.	1/27/16	226

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	13,000	PEN	44,300	Citibank N.A.	1/27/16	$ 85
USD	42,000	CNY	274,815	Citibank N.A.	1/27/16	67
USD	246,201	TWD	8,084,000	Citibank N.A.	1/27/16	56
USD	125,000	TRY	367,325	Citibank N.A.	1/27/16	55
USD	68,655	TRY	201,797	Citibank N.A.	1/27/16	14
USD	22,171	TRY	65,166	Citibank N.A.	1/27/16	5
USD	105,084	HKD	814,196	Citibank N.A.	1/27/16	2
USD	170,060	HKD	1,317,651	Citibank N.A.	1/27/16	2
USD	117,298	IDR	1,636,078,801	Citibank N.A.	1/27/16	(3)
USD	39,953	TRY	117,482	Citibank N.A.	1/27/16	(8)
USD	95,000	MYR	409,013	Citibank N.A.	1/27/16	(14)
USD	74,143	TRY	218,019	Citibank N.A.	1/27/16	(15)
USD	25,000	INR	1,665,400	Citibank N.A.	1/27/16	(51)
USD	51,000	CLP	36,520,947	Citibank N.A.	1/27/16	(373)
USD	111,123	IDR	1,555,226,695	Citibank N.A.	1/27/16	(382)
USD	61,000	THB	2,211,982	Citibank N.A.	1/27/16	(424)
USD	25,000	TRY	75,734	Citibank N.A.	1/27/16	(761)
USD	87,000	PLN	344,670	Citibank N.A.	1/27/16	(809)
USD	68,000	MYR	297,190	Citibank N.A.	1/27/16	(1,037)
USD	196,000	MXN	3,411,745	Citibank N.A.	1/27/16	(1,562)
USD	66,000	IDR	947,100,000	Citibank N.A.	1/27/16	(1,904)
USD	257,902	IDR	3,628,687,024	Citibank N.A.	1/27/16	(2,264)
USD	141,000	INR	9,527,088	Citibank N.A.	1/27/16	(2,306)
USD	210,000	MYR	919,222	Citibank N.A.	1/27/16	(3,536)
USD	98,000	COP	328,918,870	Citibank N.A.	1/27/16	(5,320)
ZAR	326,998	USD	21,033	Citibank N.A.	1/27/16	5
ZAR	973,329	USD	63,018	Citibank N.A.	1/27/16	(399)
ZAR	123,990	USD	8,604	Citibank N.A.	1/27/16	(627)
ZAR	173,298	USD	12,024	Citibank N.A.	1/27/16	(875)
ZAR	364,540	USD	25,000	Citibank N.A.	1/27/16	(1,547)
ZAR	1,015,735	USD	70,000	Citibank N.A.	1/27/16	(4,652)
ZAR	1,233,441	USD	85,663	Citibank N.A.	1/27/16	(6,309)
ZAR	1,233,440	USD	85,672	Citibank N.A.	1/27/16	(6,318)
ZAR	4,243,907	USD	280,000	Citibank N.A.	1/27/16	(6,967)
ZAR	1,805,812	USD	125,000	Citibank N.A.	1/27/16	(8,823)
ZAR	1,750,206	USD	122,500	Citibank N.A.	1/27/16	(9,900)
ZAR	1,705,836	USD	120,000	Citibank N.A.	1/27/16	(10,255)
ZAR	1,740,174	USD	122,500	Citibank N.A.	1/27/16	(10,545)
ZAR	2,667,792	USD	185,000	Citibank N.A.	1/27/16	(13,367)
USD	988,905	BRL	3,842,685	Citibank N.A.	2/2/16	30,115
USD	135,000	BRL	531,360	Citibank N.A.	2/2/16	2,420
USD	19,653	EUR	18,000	Citibank N.A.	3/3/16	60

Total						$ 23,643

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2015 (Unaudited)

Financial futures contracts as of December 31, 2015:

Long Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Thirty Year U.S. Treasury Bonds	5	March 2016	$(2,276)	USD	795,713	Citigroup Global Markets, Inc.

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Five Year U.S. Treasury Bonds	8	March 2016	$ 2,663	USD	949,225	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Bonds	21	March 2016	9,528	USD	2,653,560	Citigroup Global Markets, Inc.

Total			$12,191

Interest rate swaps as of December 31, 2015:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
2.59%	CNY-CNREPOFIX=CFXS-Reuters	JPMorgan Chase Bank, N.A.	8/5/20	CNY	3,100(a)	$ 5,366
2.72%	CNY-CNREPOFIX=CFXS-Reuters	JPMorgan Chase Bank, N.A.	8/5/20	CNY	1,480(a)	3,971
2.65%	CNY-CNREPOFIX=CFXS-Reuters	JPMorgan Chase Bank, N.A.	8/7/20	CNY	900(a)	1,894
2.65%	CNY-CNREPOFIX=CFXS-Reuters	JPMorgan Chase Bank, N.A.	9/9/20	CNY	3,650(a)	7,748
6.76%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	125,832(a)	(7,200)
8.41%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	83,810(a)	47,185
1.85%	PLN-WIBOR-WIBO	JPMorgan Chase Bank, N.A.	10/27/20	PLN	2,250(a)	(3,144)

Total						$55,820

(a) The Counterparty pays the fixed rate on these swaps.

Credit default swaps as of December 31, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	China Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	500	$1,521
1.00%	China Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	450	1,307
1.00%	China Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	325	876
1.00%	Russia Government International Bond	Barclays Bank Plc	12/20/20	Buy	USD	200	17,980
1.00%	Russia Government International Bond	Barclays Bank Plc	12/20/20	Buy	USD	63	5,646
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	58	5,205
1.00%	Russia Government International Bond	Barclays Bank Plc	12/20/20	Buy	USD	42	3,751
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	17	1,453
1.00%	South Africa Government International Bond	HSBC Securities	12/20/20	Buy	USD	77	7,780

Total (Premiums received $51,787)							$45,519

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2015 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

CLP - Chilean Peso

CNY - Chinese Yuan

CNREPOFIX=CFXS - Chinese Renminbi Repo Rate=Chinese Foreign Exchange Trade System

COP - Colombian Peso

EUR - Euro

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

PLN-WIBOR-WIBO - Warsaw InterBank Offered Rate

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	73.72%
Energy	8.37%
Other*	17.91%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, futures, credit default swaps, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

December 31, 2015 (Unaudited)

Principal Amount		Value
Corporate Bonds — 81.70%
Argentina — 1.04%
$ 129,000	YPF SA, 8.50%, 7/28/25	$122,550
59,000	YPF SA, 8.88%, 12/19/18	60,046

		182,596

Barbados — 1.13%
200,000	Columbus International, Inc., 7.38%, 3/30/21	198,534

Brazil — 6.89%
320,000(a)	BRF SA, 7.75%, 5/22/18	67,134
200,000	Cosan Luxembourg SA, 5.00%, 3/14/23	160,707
100,000	Cosan Overseas Ltd., 8.25%, 11/29/49	77,667
200,000	Klabin Finance SA, 5.25%, 7/16/24	177,000
200,000	Minerva Luxembourg SA, 7.75%, 1/31/23	187,950
300,000(a)	Odebrecht Finance Ltd., 8.25%, 4/25/18	37,156
140,000	Petrobras Global Finance BV, 3.25%, 3/17/17	130,200
130,000	Petrobras Global Finance BV, 5.38%, 1/27/21	96,250
130,000	Petrobras Global Finance BV, 5.88%, 3/1/18	116,148
200,000	TAM Capital 3, Inc., 8.38%, 6/3/21	156,000

		1,206,212

Chile — 5.80%
200,000	AES Gener SA, 8.38%, 12/18/73(b)	200,200
200,000	Banco Santander Chile, 3.88%, 9/20/22	199,000
200,000	Empresa Electrica Guacolda SA, 4.56%, 4/30/25	184,812
250,000	Guanay Finance Ltd., 6.00%, 12/15/20	246,875
200,000	VTR Finance BV, 6.88%, 1/15/24	184,000

		1,014,887

China — 10.69%
200,000	Alibaba Group Holding Ltd, 3.60%, 11/28/24	192,272
200,000	Baidu Inc, 3.50%, 11/28/22	196,962
200,000	China Construction Bank Corp., 3.88%, 5/13/25(b)	198,635
200,000	China Overseas Finance Cayman VI Ltd., 6.45%, 6/11/34	213,537
200,000	China Resources Power East Foundation Co. Ltd., 7.25%, 5/9/16(b)	201,500
200,000	ENN Energy Holdings Ltd., 6.00%, 5/13/21	217,644
200,000	Greenland Global Investment Ltd., 5.88%, 7/3/24	199,261
200,000	Industrial & Commercial Bank of China Ltd., 4.88%, 9/21/25(c)	203,692
250,000	Industrial & Commercial Bank of China Ltd., New York, 2.91%, 11/13/20	248,710

		1,872,213

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value

Colombia — 2.85%
$ 100,000	Bancolombia SA, 5.95%, 6/3/21	$103,155
65,000	Ecopetrol SA, 5.38%, 6/26/26	56,225
300,000	Empresa de Energia de Bogota SA ESP, 6.13%, 11/10/21	307,027
126,000,000(a)	Empresa de Telecomunicaciones de Bogota, 7.00%, 1/17/23	33,328

		499,735

Guatemala — 0.87%
200,000	Comcel Trust, 6.88%, 2/6/24	152,000

Hong Kong — 1.84%
200,000	FPC Finance Ltd., 6.00%, 6/28/19	212,500
100,000	FPT Finance Ltd, 6.38%, 9/28/20	109,250

		321,750

India — 3.54%
200,000	Bharat Petroleum Corp. Ltd., 4.00%, 5/8/25	194,705
200,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	207,739
200,000	NTPC Ltd., 5.63%, 7/14/21	216,943

		619,387

Indonesia — 3.44%
400,000	Listrindo Capital BV, 6.95%, 2/21/19	410,000
200,000	Perusahaan Gas Negara Persero Tbk PT, 5.13%, 5/16/24	192,760

		602,760

Israel — 2.45%
122,646	Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(c)	123,259
249,000	Israel Electric Corp. Ltd., 5.00%, 11/12/24(c)	251,490
50,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/36	54,665

		429,414

Jamaica — 0.96%
200,000	Digicel Ltd., 6.75%, 3/1/23	167,673

Korea — 1.31%
230,000	Woori Bank, 5.00%, 6/10/45(b)(c)	230,000

Luxembourg — 2.24%
200,000	Altice Financing SA, 7.88%, 12/15/19(c)	207,850
200,000	Millicom International Cellular SA, 6.63%, 10/15/21	185,020

		392,870

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Mexico — 11.18%
$200,000	Alfa SAB de CV, 6.88%, 3/25/44	$187,500
130,000	Axtel SAB de CV, 9.00%, 1/31/20(b)	136,283
250,000	BBVA Bancomer SA, 6.75%, 9/30/22	273,458
200,000	Cemex Espana SA, 9.88%, 4/30/19	211,500
200,000	Cemex Finance LLC, 9.38%, 10/12/22	211,516
244,801	Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38	229,117
150,000	Grupo Posadas SAB de CV, 7.88%, 6/30/22	143,250
193,648	Mexico Generadora de Energia S de rl, 5.50%, 12/6/32	170,894
200,000	Nemak SAB de CV, 5.50%, 2/28/23	200,000
200,000	PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22(c)	192,615
225,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(d)	2,250

		1,958,383

Morocco — 1.16%
200,000	OCP SA, 5.63%, 4/25/24	203,500

Peru — 1.46%
120,000	Banco de Credito del Peru, 6.13%, 4/24/27(b)	125,619
77,000	Banco de Credito del Peru, 6.88%, 9/16/26(b)	83,367
60,000	Southern Copper Corp., 5.88%, 4/23/45	45,967

		254,953

Philippines — 1.15%
200,000	Royal Capital B.V., 6.25%, 1/29/49(b)	200,760

Qatar — 1.08%
200,000	Ooredoo International Finance Ltd., 3.88%, 1/31/28	189,760

Russia — 8.31%
200,000	Alfa Bank AO Via Alfa Bond Issuance Plc, 7.75%, 4/28/21	208,000
200,000	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	188,940
140,000	Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	156,100
100,000	Lukoil International Finance BV, 7.25%, 11/5/19	107,375
200,000	Rosneft Oil Co. Via Rosneft International Finance Ltd., 3.15%, 3/6/17	196,250
200,000	Sberbank of Russia Via SB Capital SA, 4.95%, 2/7/17	201,630
200,000	Sibur Securities Ltd., 3.91%, 1/31/18	193,000
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	204,500

		1,455,795

Singapore — 2.25%
400,000	Puma International Financing SA, 6.75%, 2/1/21	394,800

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
South Africa — 0.40%
$ 88,000	AngloGold Ashanti Holdings Plc, 5.13%, 8/1/22	$69,960

Turkey — 2.23%
200,000	Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(c)	192,000
200,000	Turkiye Is Bankasi, 5.00%, 4/30/20	197,880

		389,880

United Arab Emirates — 3.41%
161,261	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/22	164,722
440,000	DP World Ltd., 6.85%, 7/2/37	432,300

		597,022

United Kingdom — 3.01%
200,000	Sable International Finance Ltd., 6.88%, 8/1/22(c)	193,000
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	209,500
200,000	Vedanta Resources Plc, 6.00%, 1/31/19	124,000

		526,500

United States — 0.09%
20,000	Terraform Global Operating Llc, 9.75%, 8/15/22	15,975

Venezuela — 0.92%
260,000	Petroleos de Venezuela SA, 5.25%, 4/12/17	128,986
90,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	32,850

		161,836

Total Corporate Bonds		14,309,155

(Cost $15,169,133)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 4.68%
Argentina — 0.93%
$ 66,989	Argentina Bonar Bonds, 7.00%, 4/17/17	$68,530
88,000	Argentina Bonar Bonds, 8.75%, 5/7/24	94,160

		162,690

Korea — 1.13%
200,000	Export-Import Bank of Korea, 2.50%, 5/10/21	198,652

Mexico — 0.54%
1,280,000(a)	Mexican Bonos, 10.00%, 12/5/24	93,945

Ukraine — 1.26%
120,000	Ukraine Government International Bond, 3.04%, 5/31/40(c)(e)	47,256
200,000	Ukreximbank Via Biz Finance Plc, 9.75%, 1/22/25	174,000

		221,256

Zambia — 0.82%
200,000	Zambia Government International Bond, 5.38%, 9/20/22	143,750

Total Foreign Government Bonds		820,293

(Cost $857,983)

Shares
Investment Company — 11.66%
2,042,800	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$2,042,800

Total Investment Company		2,042,800

(Cost $2,042,800)

Total Investments		$17,172,248
(Cost $18,069,916)(f) — 98.04%

Other assets in excess of liabilities — 1.96%		343,215

NET ASSETS — 100.00%		$17,515,463

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2015 (Unaudited)

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2015.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of December 31, 2015:

Long Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Five Year U.S Treasury Bonds	13	March 2016	$(2,539)	USD	1,540,703	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Bonds	10	March 2016	(8,297)	USD	1,267,360	Citigroup Global Markets, Inc.

Total			$(10,836)

Foreign currency exchange contracts as of December 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	11,399	USD	3,000	Citibank, N.A.	1/5/16	$ (127)
USD	35,978	COP	114,819,549	Citibank, N.A.	1/5/16	(172)
USD	98,538	MXN	1,713,246	Citibank, N.A.	1/5/16	(833)
USD	109,626	BRL	479,897	Citibank, N.A.	1/5/16	(11,336)
USD	117,971	BRL	468,498	Citibank, N.A.	4/4/16	3,448
MXN	879,258	USD	50,270	Citibank, N.A.	4/5/16	393
MXN	760,464	USD	43,471	Citibank, N.A.	4/5/16	347
MXN	73,525	USD	4,204	Citibank, N.A.	4/5/16	33
USD	36,029	COP	114,819,549	Citibank, N.A.	4/5/16	274
USD	97,599	MXN	1,690,922	Citibank, N.A.	4/5/16	167
USD	100,162	MXN	1,735,570	Citibank, N.A.	4/5/16	157

Total						$ (7,649)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2015 (Unaudited)

Credit default swaps as of December 31, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Indonesia Government International Bond	HSBC Securities	12/20/20	Buy	USD	147	$8,352
1.00%	Indonesia Government International Bond	Barclays Bank Plc	12/20/20	Buy	USD	108	6,136
1.00%	Turkey Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	105	7,693

Total (Premiums received $20,832)							$22,181

Abbreviations used are defined below:

BRL - Brazilian Real

COP - Colombian Peso

MXN - Mexican Peso

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	18.47%
Utilities	14.74%
Energy	13.21%
Telecom Services	11.31%
Consumer Staples	8.01%
Materials	5.80%
Consumer Discretionary	5.33%
Foreign Government Bonds	4.68%
Industrials	2.64%
Telecommunication Services	1.88%
Health Care	0.31%
Other*	13.62%

100.00%

*	Includes cash, Investment Company, credit default swaps, futures, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

December 31, 2015 (Unaudited)

Principal Amount		Value
Bank Loans — 9.29%
Netherlands — 0.76%
60,795(a)	Ziggo BV Term Loan B1, 3.50%, 1/15/22(b)	$64,433
39,165(a)	Ziggo BV Term Loan B2, 3.50%, 1/15/22(b)	41,509
110,040(a)	Ziggo BV Term Loan B3, 2.75%, 1/15/22(b)	116,624

		222,566

United States — 8.53%
$ 220,000	Belk, Inc. Term Loan B, 0.00%, 11/18/22	193,325
150,000	Charter Communications Operating LLC Term Loan, 3.25%, 1/20/23	149,688
133,421	Hilton Worldwide Holdings, Inc. Term Loan, 3.50%, 10/25/20(b)	133,046
99,747	J Crew Group, Inc. Term Loan, 0.00%, 3/5/21	64,312
252,000	Level 3 Financing, Inc. Term Loan B2, 3.50%, 5/31/22(b)	247,779
255,052	NewPage Corp. Term Loan, 9.50%, 5/30/17(b)	91,023
338,300	PetSmart, Inc. Term Loan B1, 4.25%, 3/10/22(b)	328,912
169,330	Rue21, Inc. Term Loan, 5.63%, 10/10/20(b)	135,803
346,072	SBA Communications Corp. Term Loan B1A, 3.25%, 3/31/21(b)	338,285
310,000	Staples, Inc. Term Loan B, 0.00%, 4/24/21(b)	305,995
250,000	Toys R Us, Inc. Term Loan, 0.00%, 8/21/19	218,333
180,000	Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan, 3.75%, 8/5/20(b)	172,350
178,200	Vertellus Specialties, Inc. Term Loan, 10.50%, 10/10/19(b)	128,304

		2,507,155

Total Bank Loans		2,729,721

(Cost $3,030,158)

Corporate Bonds — 82.89%
Australia — 0.46%
130,000	TFS Corp. Ltd., 11.00%, 7/15/18(c)	134,875

Barbados — 0.67%
200,000	Columbus International, Inc., 7.38%, 3/30/21	198,534

Belgium — 1.02%
300,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(c)	300,750

Canada — 2.97%
182,000	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22(c)	187,687
500,000(d)	Great Canadian Gaming Corp., 6.63%, 7/25/22(c)	357,737
160,000	Paramount Resources Ltd., 6.88%, 6/30/23(c)	124,000
240,000	Seven Generations Energy Ltd., 6.75%, 5/1/23(c)	202,500

		871,924

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
France — 4.96%
$ 400,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(c)	$416,000
100,000(a)	Ephios Bondco Plc, 5.00%, 7/1/22(c)	108,994
210,000(a)	Ephios Bondco Plc, 6.25%, 7/1/22(c)	237,918
280,000(a)	Numericable Group SA, 5.63%, 5/15/24	308,095
400,000	Numericable Group SA, 6.00%, 5/15/22(c)	386,000

		1,457,007

Germany — 2.51%
150,000(a)	Hypo Real Estate International Trust I, 5.86%, 6/14/49	158,530
410,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	431,089
150,000	ZF North America Capital, Inc., 4.50%, 4/29/22(c)	146,625

		736,244

Ireland — 1.00%
270,000(a)	Baggot Securities Ltd., 10.24%, 12/29/49	294,246

Italy — 2.68%
100,000(a)	Mercury Bondco Plc, 8.25%, 5/30/21(b)(c)	107,861
630,000(a)	Wind Acquisition Finance SA, 4.00%, 7/15/20	679,959

		787,820

Jamaica — 1.43%
200,000	Digicel Ltd., 6.00%, 4/15/21	169,313
300,000	Digicel Ltd., 6.75%, 3/1/23(c)	251,510

		420,823

Luxembourg — 2.24%
220,000	Aguila 3 SA, 7.88%, 1/31/18	221,513
397,900	Intelsat Jackson Holdings SA, 6.63%, 12/15/22	252,667
80,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	69,798
100,000(a)	Swissport Investments SA, 6.75%, 12/15/21(c)	112,887

		656,865

Mexico — 0.01%
280,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(e)	2,800

Netherlands — 5.83%
200,000(a)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.50%, 1/22/49(b)	220,068
210,000(a)	LGE HoldCo VI BV, 7.13%, 5/15/24	246,476
280,000	Neptune Finco Corp., 10.13%, 1/15/23(c)	291,900
200,000	Neptune Finco Corp., 10.88%, 10/15/25(c)	209,500
290,000(f)	UPC Holding BV, 6.75%, 3/15/23	311,252

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
100,000(a)	UPCB Finance IV Ltd., 4.00%, 1/15/27	$102,175
$ 200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(c)	188,500
135,000	UPCB Finance V Ltd., 7.25%, 11/15/21(c)	142,763

		1,712,634

Portugal — 0.04%
100,000(a)	Banco Espirito Santo SA, 4.00%, 1/21/19	10,868

Switzerland — 0.72%
200,000	UBS Group AG, 7.00%, 12/29/49(b)	211,250

United Kingdom — 5.63%
225,000	CEVA Group Plc, 7.00%, 3/1/21(c)	185,625
370,000	EnQuest Plc, 7.00%, 4/15/22(c)	144,300
110,000(g)	F&C Asset Management Plc, 6.75%, 12/20/26(b)	166,606
371,000	Lloyds Banking Group Plc, 7.50%, 6/27/24(b)	395,115
61,220(g)	Priory Group No. 3 Plc, 7.00%, 2/15/18	91,154
50,000(a)	Rexam Plc, 6.75%, 6/29/67(b)	54,612
140,000(a)	Virgin Media Finance Plc, 4.50%, 1/15/25	144,806
200,000	Virgin Media Secured Finance Plc, 5.50%, 1/15/25(c)	198,500
180,000(g)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	274,645

		1,655,363

United States — 50.72%
224,000	Acadia Healthcare Co., Inc, 5.63%, 2/15/23	211,680
360,000	ADT Corp. (The), 4.13%, 6/15/23	336,600
70,000	Allegion Plc, 5.88%, 9/15/23	71,050
97,000	Allegion US Holding Co., Inc, 5.75%, 10/1/21	98,213
412,321	Alliance Data Systems Corp., 5.38%, 8/1/22(c)	392,736
240,000	Altice US Finance I Corp., 5.38%, 7/15/23(c)	240,600
242,000	AMC Entertainment, Inc., 5.88%, 2/15/22	245,630
220,000	Amsurg Corp., 5.63%, 7/15/22	217,800
240,000	Apex Tool Group LLC, 7.00%, 2/1/21(c)	184,800
150,000	Audatex North America, Inc., 6.00%, 6/15/21(c)	151,125
480,000	Audatex North America, Inc., 6.13%, 11/1/23(c)	483,000
237,000	BakerCorp International, Inc., 8.25%, 6/1/19	174,195
244,000(a)	Ball Corp, 4.38%, 12/15/23	272,460
220,000	Berry Plastics Corp., 5.50%, 5/15/22	219,175
160,000	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp, 6.00%, 10/15/22(c)	162,800
420,000	Blackboard, Inc., 7.75%, 11/15/19(c)	363,300
280,000	Cablevision Systems Corp, 8.63%, 9/15/17	294,700
150,000	Central Garden & Pet Co., 6.13%, 11/15/23	151,500
180,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(c)	162,000
320,000	CHS/Community Health Systems, Inc., 5.13%, 8/15/18	321,600
150,000	CHS/Community Health Systems, Inc., 7.13%, 7/15/20	149,437

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 70,000	CommScope, Inc., 4.38%, 6/15/20(c)	$70,525
156,000	DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	150,540
160,000	Dish DBS Corp, 5.13%, 5/1/20	158,400
200,000	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 7/15/23(c)	199,000
270,000	Envision Healthcare Corp., 5.13%, 7/1/22(c)	264,600
150,000	Equinix, Inc., 5.75%, 1/1/25	153,375
230,000	ESH Hospitality, Inc., 5.25%, 5/1/25(c)	224,250
127,000	Halcon Resources Corp., 8.63%, 2/1/20(c)	87,630
80,000	HCA, Inc., 5.00%, 3/15/24	79,800
145,000	HCA, Inc., 5.88%, 5/1/23	148,625
560,000	HD Supply, Inc., 7.50%, 7/15/20	582,400
300,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	310,875
120,000	Level 3 Communications, Inc., 5.75%, 12/1/22	122,700
80,000	Level 3 Financing, Inc, 5.38%, 1/15/24(c)	80,400
210,000	Level 3 Financing, Inc., 7.00%, 6/1/20	219,450
272,683	Live Nation Entertainment, Inc., 5.38%, 6/15/22(c)	268,593
120,000	Live Nation Entertainment, Inc., 7.00%, 9/1/20(c)	124,200
270,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(c)	257,850
50,000	Mednax, Inc, 5.25%, 12/1/23(c)	50,250
192,000	Memorial Resource Development Corp., 5.88%, 7/1/22	168,000
100,000	MGM Resorts International, 5.25%, 3/31/20	99,000
125,000	MGM Resorts International, 6.00%, 3/15/23	124,063
440,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	303,600
440,000	Momentive Performance Materials, Inc., Escrow Bond, 8.88%, 10/15/20(e)(h)	0
355,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(c)	350,563
16,000	Oasis Petroleum, Inc, 6.88%, 3/15/22	10,240
330,000	Onex York Acquisition Corp., 8.50%, 10/1/22(c)	270,600
290,000	OPE KAG Finance Sub, Inc., 7.88%, 7/31/23(c)	288,187
83,000	Overseas Shipholding Group, Inc., 8.13%, 3/30/18(e)	84,660
348,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	378,233
310,000	Rite Aid Corp., 6.13%, 4/1/23(c)	320,850
90,000	Sabre GLBL Inc, 5.25%, 11/15/23(c)	88,987
100,000(a)	Sealed Air Corp., 4.50%, 9/15/23(c)	111,936
160,000	Sealed Air Corp., 4.88%, 12/1/22(c)	160,400
90,000	Sirius XM Radio, Inc, 4.25%, 5/15/20(c)	90,900
158,000	Sirius XM Radio, Inc., 5.88%, 10/1/20(c)	165,505
180,000	Spectrum Brands, Inc., 5.75%, 7/15/25(c)	184,500
270,000	Sunoco L.P./Sunoco Finance Corp, 5.50%, 8/1/20(c)	255,825
170,000	Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23(c)	159,800
150,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24(c)	144,000
340,000	Tenet Healthcare Corp., 5.00%, 3/1/19	313,650
130,000	Tenet Healthcare Corp., 6.75%, 6/15/23	120,575
140,000	Tenet Healthcare Corp., 8.00%, 8/1/20	140,350
160,000	T-Mobile USA, Inc, 6.50%, 1/15/26	161,518
110,000	T-Mobile USA, Inc, 6.63%, 4/28/21	114,125

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 270,000	TransDigm, Inc., 5.50%, 10/15/20	$261,225
100,000	United Rentals North America, Inc., 6.13%, 6/15/23	102,250
158,000	United Rentals North America, Inc., 7.38%, 5/15/20	166,690
257,000	VRX Escrow Corp, 5.88%, 5/15/23(c)	229,051
420,000(a)	VRX Escrow Corp., 4.50%, 5/15/23	394,351
257,000(a)	VWR Funding, Inc., 4.63%, 4/15/22	271,469
430,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	406,350

		14,899,317

Total Corporate Bonds		24,351,320

(Cost $26,063,754)

Shares
Common Stocks — 0.46%
Germany — 0.01%
1,929	Telegate AG	$2,411

Italy — 0.11%
9,304,599	Seat Pagine Gialle SpA*	31,347

United States — 0.34%
13	CEVA Holdings LLC*	6,862
2,971	Cablevision Systems Corp	94,775

		101,637

Total Common Stocks		135,395

(Cost $136,448)

Warrants/Rights — 0.04%

Australia — 0.04%
48,100	TFS Corp. Ltd. Warrants, Expire 7/15/18*	10,515

Total Warrants/Rights		10,515

(Cost $0)

Investment Company — 3.68%
1,081,574	JPMorgan 100% US Treasury Securities Money Market Fund,
	Capital Shares	1,081,574

Total Investment Company		1,081,574

(Cost $1,081,574)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2015 (Unaudited)

Shares
Preferred Stocks — 0.22%
United States — 0.22%
121 CEVA	Holdings LLC, Series A-2*	63,723

Total Preferred Stocks		63,723

(Cost $103,184)

Contracts
Put Options Purchased — 0.00%
7	S & P 500 Index, Strike Price USD 1,825.00, Expires 1/15/16	679

Total Put Options Purchased		679

(Cost $20,657)

Total Investments	$28,372,927
(Cost $30,435,775)(i) — 96.58%

Other assets in excess of liabilities — 3.42%	1,003,478

NET ASSETS — 100.00%	$29,376,405

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2015.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Principal amount denoted in Canadian Dollars.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Principal amount denoted in Swiss Francs.
(g)	Principal amount denoted in British Pounds.
(h)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(i)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2015 (Unaudited)

Foreign currency exchange contracts as of December 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	10,040	AUD	14,000	Citibank, N.A.	3/3/16	$ (129)
USD	369,896	CAD	503,000	Citibank, N.A.	3/3/16	6,315
USD	319,224	CHF	316,000	Citibank, N.A.	3/3/16	2,863
USD	4,642,321	EUR	4,260,000	Citibank, N.A.	3/3/16	5,279
USD	208,554	EUR	190,000	Citibank, N.A.	3/3/16	1,737
USD	948,371	GBP	633,000	Citibank, N.A.	3/3/16	15,103

Total						$31,168

Options written as of December 31, 2015:

Contracts	Put Options	Value
(7)	S & P 500 Index, Strike Price USD 1,725.00, Expires 1/15/16	$(315)

Total (Premiums received $(12,243))		$(315)

Credit default swaps as of December 31, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	INEOS Group Holdings SA	Morgan Stanley & Co.	12/20/20	Buy	EUR	24	$(539)
5.00%	INEOS Group Holdings SA	Morgan Stanley & Co.	12/20/20	Buy	EUR	24	(539)
5.00%	INEOS Group Holdings SA	Morgan Stanley & Co.	12/20/20	Buy	EUR	14	(314)
5.00%	INEOS Group Holdings SA	Morgan Stanley & Co.	12/20/20	Buy	EUR	10	(224)
5.00%	INEOS Group Holdings SA	Morgan Stanley & Co.	12/20/20	Buy	EUR	10	(224)
5.00%	INEOS Group Holdings SA	Morgan Stanley & Co.	12/20/20	Buy	EUR	5	(112)
1.00%	Volkswagen Group	Citibank, N.A.	12/20/20	Sell	EUR	140 (a)	(4,219)
1.00%	Yum! Brands, Inc.	JP Morgan Chase Bank, N.A.	12/20/20	Buy	USD	75	3,290
1.00%	Yum! Brands, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	74	3,246
1.00%	Yum! Brands, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	72	3,158

Total (Premiums received $(5,376))							$3,523

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2015 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	25.00%
Financials	16.30%
Consumer Discretionary	13.46%
Health Care	11.68%
Industrials	7.82%
Consumer Staples	7.54%
Energy	3.92%
Information Technology	3.70%
Materials	2.42%
Utilities	1.02%
Other*	7.14%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, credit default swaps, options, warrants, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

December 31, 2015 (Unaudited)

Principal Amount		Value
Convertible Bonds — 88.22%
Austria — 0.77%
31,944(a)	IMMOFINANZ AG, 4.25%, 3/8/18	$157,573

China — 6.83%
1,000,000(b)	China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/8/19	135,325
$ 106,000	Ctrip.com International Ltd., 1.00%, 7/1/20(c)	118,667
154,000	Ctrip.com International Ltd., 1.99%, 7/1/25(c)	175,136
250,000	ENN Energy Holdings Ltd., 4.22%, 2/26/18(d)	272,875
200,000	Qihoo 360 Technology Co. Ltd., 1.75%, 8/15/21	192,250
2,000,000(e)	Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19	322,219
165,000	Vipshop Holdings Ltd., 1.50%, 3/15/19	173,869

		1,390,341

Cyprus — 0.63%
100,000(a)	Primecity Investment Plc, 4.00%, 11/13/19	128,237

France — 0.44%
7,809(a)	Air France-KLM, 2.03%, 2/15/23	89,261

Germany — 0.38%
100,000(a)	Air Berlin Finance BV, 6.00%, 3/6/19	78,246

Hong Kong — 4.27%
250,000	Asia View Ltd., 1.50%, 8/8/19	259,125
1,000,000(b)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	148,685
220,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	211,200
2,000,000(f)	Shine Power International Ltd., 0.50%, 7/28/19(d)	250,192

		869,202

Japan — 9.82%
10,000,000(f)	Asics Corp., 6.78%, 3/1/19(d)	96,367
10,000,000(f)	Chugoku Electric Power Co., Inc. (The), 0.49%, 3/23/18(d)	86,838
10,000,000(f)	Chugoku Electric Power Co., Inc. (The), 0.80%, 3/25/20(d)	88,502
100,000	Gunma Bank Ltd. (The), 0.49%, 10/11/19(d)	102,350
40,000,000(f)	Kawasaki Kisen Kaisha Ltd., 1.40%, 9/26/18(d)	349,266
10,000,000(f)	Resorttrust, Inc., 0.49%, 12/1/21(d)	98,481
10,000,000(f)	SBI Holdings, Inc., 0.49%, 11/2/17(d)	87,982
30,000,000(f)	Takashimaya Co. Ltd., 1.32%, 12/11/20(d)	277,986
20,000,000(f)	Terumo Corp., 0.35%, 12/6/21(d)	198,065
10,000,000(f)	Toppan Printing Co. Ltd., 0.49%, 12/19/16(d)	90,520
20,000,000(f)	Toppan Printing Co. Ltd., 1.02%, 12/19/19(d)	193,768

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
20,000,000(f)	Toray Industries, Inc., 0.47%, 8/31/21(d)	$234,923
10,000,000(f)	Yamada Denki Co. Ltd., 2.94%, 6/28/19(d)	93,972

		1,999,020

Malaysia — 3.09%
$ 400,000	Cahaya Capital Ltd., 0.26%, 9/18/21(d)	387,000
300,000(g)	Indah Capital Ltd., 0.31%, 10/24/18(d)	240,990

		627,990

Mexico — 2.32%
511,000	Cemex SAB de CV, 3.75%, 3/15/18	473,170

Netherlands — 2.39%
220,000	NXP Semiconductor NV, 1.00%, 12/1/19	242,275
100,000(a)	OCI NV, 3.88%, 9/25/18	125,520
100,000(a)	Vastned Retail NV, 1.88%, 4/10/19	118,598

		486,393

Norway — 3.97%
200,000	Golden Ocean Group Ltd., 3.07%, 1/30/19	140,000
300,000(a)	Marine Harvest ASA, 0.88%, 5/6/19	404,518
150,000	Ship Finance International Ltd., 3.25%, 2/1/18	161,813
100,000	Ship Finance International Ltd., 3.75%, 2/10/16	101,875

		808,206

Philippines — 1.05%
200,000	AYC Finance Ltd., 0.50%, 5/2/19	212,750

Singapore — 1.73%
500,000(f)	Suntec Real Estate Investment Trust, 1.40%, 3/18/18	351,179

South Africa — 1.47%
200,000(a)	Steinhoff Finance Holding GmbH, 4.00%, 1/30/21	299,944

Switzerland — 1.18%
70,000(f)	BKW AG, 0.13%, 9/30/20	73,383
155,000(f)	Schindler Holding AG, 0.38%, 6/5/17	167,024

		240,407

Taiwan — 2.99%
200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(d)	244,500
250,000	Siliconware Precision Industries Co. Ltd., 1.00%, 10/31/19(d)	262,500
100,000	Zhen Ding Technology Holding Ltd., 0.07%, 6/26/19(d)	101,250

		608,250

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
United Arab Emirates — 0.96%
$ 200,000	National Bank of Abu Dhabi PJSC, 1.00%, 3/12/18	$196,000

United Kingdom — 2.56%
100,000(f)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	161,043
100,000(a)	International Consolidated Airlines Group SA, 1.75%, 5/31/18	208,114
100,000(f)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	151,151

		520,308

United States — 41.37%
310,000	Akamai Technologies, Inc., 0.25%, 2/15/19(d)	297,213
150,000	Ares Capital Corp., 4.38%, 1/15/19	148,219
26,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	33,377
77,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	102,891
100,000	Brocade Communications Systems, Inc., 1.38%, 1/1/20(c)	96,000
268,000	Cardtronics, Inc., 1.00%, 12/1/20	248,737
150,000	Cepheid, Inc., 1.25%, 2/1/21	133,406
413,000	Citrix Systems, Inc., 0.50%, 4/15/19	449,137
235,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	122,787
134,000	Euronet Worldwide, Inc., 1.50%, 10/1/44	158,204
105,000	Extra Space Storage L.P., 3.13%, 10/1/35(c)	114,384
250,000	FireEye, Inc., 1.63%, 6/1/35(c)	200,469
127,000	Huron Consulting Group, Inc., 1.25%, 10/1/19	125,651
25,000	Illumina, Inc., 0.25%, 3/15/16	56,969
169,000	Intel Corp., 3.25%, 8/1/39	281,068
100,000	Jarden Corp, 1.50%, 6/15/19	148,687
155,000	Jarden Corp., 1.13%, 3/15/34	190,166
140,000	JDS Uniphase Corp., 0.63%, 8/15/33	131,163
80,000	LAM Research Corp., 0.50%, 5/15/16	104,100
175,000	Liberty Interactive LLC, 3.50%, 1/15/31	89,469
180,000	Liberty Media Corp., 1.38%, 10/15/23	176,287
285,000	Linkedin Corp., 0.50%, 11/1/19	298,894
129,000	Medidata Solutions, Inc., 1.00%, 8/1/18	140,691
422,000	Microchip Technology, Inc., 1.63%, 2/15/25(c)	419,363
200,000	Micron Technology, Inc., Series G, 3.00%, 11/15/43	166,250
136,000	Nuance Communications, Inc., 1.00%, 12/15/35(c)	130,815
72,000	ON Semiconductor Corp., 1.00%, 12/1/20(c)	67,050
63,000	Pattern Energy Group Inc., 4.00%, 7/15/20(c)	58,039
280,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	398,125
40,000	Proofpoint, Inc., 1.25%, 12/15/18	68,900
200,000	QIAGEN NV, 0.38%, 3/19/19	230,000
165,000	Restoration Hardware Holdings, Inc., 0.30%, 6/15/19(c)(d)	152,006
326,000	Salesforce.com, Inc., 0.25%, 4/1/18	419,317
185,000	SanDisk Corp., 0.50%, 10/15/20	191,475
185,000	SanDisk Corp., 1.50%, 8/15/17	290,103
350,000	ServiceNow, Inc., 1.92%, 11/1/18(d)	449,094
103,000	SolarCity Corp., 1.63%, 11/1/19	83,173

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$110,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	$111,856
184,000	SunEdison, Inc., 0.25%, 1/15/20(c)	70,840
288,000	SunEdison, Inc., 2.38%, 4/15/22(c)	113,760
100,000	SunPower Corp., 4.00%, 1/15/23(c)	119,875
71,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	71,355
42,000	TESARO, Inc., 3.00%, 10/1/21	70,613
130,000	Tesla Motors, Inc., 0.25%, 3/1/19	121,875
350,000	Tesla Motors, Inc., 1.25%, 3/1/21	320,687
120,000	Wright Medical Group, Inc., 2.00%, 2/15/20(c)	124,125
336,000	Yahoo!, Inc., 0.35%, 12/1/18(d)	326,760

		8,423,425

Total Convertible Bonds		17,959,902

(Cost $18,655,758)

Shares
Common Stocks — 0.87%
France — 0.44%
645	Eurazeo SA	44,511
176	Unibail-Rodamco SE	44,833

		89,344

Germany — 0.43%
2,659	Evonik Industries AG	88,468

Total Common Stocks		177,812

(Cost $191,137)
Convertible Preferred Stocks — 0.43%
United States — 0.43%
867	American Tower Corp., 5.50%, 2/15/18	87,296

Total Convertible Preferred Stocks		87,296

(Cost $87,181)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2015 (Unaudited)

Contracts		Value
Call Options Purchased — 0.48%
15	Adidas AG, Strike Price EUR 84.00, Expires 12/16/16	$19,072
10	Airbus Group SE, Strike Price EUR 76.00, Expires 12/15/17	4,782
70	Euro STOXX 50, Strike Price EUR 4000.00, Expires 12/16/16	21,300
1,081	Koninklijke KPN NV, Strike Price EUR 4.00, Expires 12/15/17	42,292
32	Siemens AG, Strike Price EUR 100.00, Expires 6/17/16	4,347
25	Vodafone Group PLC, Strike Price EUR 240.00, Expires 12/15/17	5,436

Total Call Options Purchased		97,229

(Cost $157,982)

Put Options Purchased — 0.06%
23	S&P 500 Index, Strike Price USD 1,950, Expires 1/15/16	12,880

Total Put Options Purchased		12,880

(Cost $72,710)
Shares
Investment Company — 9.33%
1,900,080	JPMorgan 100% US Treasury Securities Money Market Fund,
	Capital Shares	1,900,080

Total Investment Company		1,900,080

(Cost $1,900,080)

Total Investments		$20,235,199
(Cost $21,064,848)(h) — 99.39%

Other assets in excess of liabilities — 0.61%		124,291

NET ASSETS — 100.00%		$20,359,490

(a)	Principal amount denoted in Euros.
(b)	Principal amount denoted in Chinese Yuans.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Zero coupon bond. The rate represents the yield at time of purchase.
(e)	Principal amount denoted in Hong Kong Dollars.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	Principal amount denoted in Singapore Dollars.
(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2015 (Unaudited)

Options written as of December 31, 2015:

Contracts	Put Options	Value
(23)	S&P 500 Index, Strike Price USD 1,850, Expires 1/15/16	$(3,105)

Total (Premiums received $(32,170))		$(3,105)

Foreign currency exchange contracts as of December 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	129,000	USD	142,018	Citibank, N.A.	3/3/16	$ (1,601)
GBP	295,000	USD	439,305	Citibank, N.A.	3/3/16	(4,370)
JPY	2,260,000	USD	18,475	Citibank, N.A.	3/3/16	354
USD	227,441	CHF	226,000	Citibank, N.A.	3/3/16	1,183
USD	30,438	EUR	28,000	Citibank, N.A.	3/3/16	(40)
USD	1,956,311	EUR	1,800,000	Citibank, N.A.	3/3/16	(3,002)
USD	450,143	GBP	300,000	Citibank, N.A.	3/3/16	7,836
USD	444,611	GBP	298,000	Citibank, N.A.	3/3/16	5,252
USD	552,892	HKD	4,283,000	Citibank, N.A.	3/3/16	(40)
USD	91,670	JPY	11,062,000	Citibank, N.A.	3/3/16	(491)
USD	1,761,768	JPY	216,542,100	Citibank, N.A.	3/3/16	(42,329)
USD	586,172	SGD	829,000	Citibank, N.A.	3/3/16	2,729

Total						$(34,519)

Abbreviations used are defined below:

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Information Technology	21.44%
Consumer Discretionary	15.22%
Financials	14.82%
Telecom Services	10.31%
Industrials	9.04%
Consumer Staples	6.95%
Health Care	3.72%
Utilities	3.43%
Energy	2.81%
Materials	1.78%
Other*	10.48%

100.00%

*	Includes cash, options, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

December 31, 2015 (Unaudited)

Principal Amount		Value
Corporate Bonds — 32.70%
France — 3.74%
3,100,000(a)	Electricite de France SA, 4.13%, 1/29/49(b)	$3,285,692
3,100,000(a)	Electricite de France SA, 5.00%, 1/22/26(b)	3,292,663
2,800,000(a)	Groupama SA, 6.38%, 5/28/24(b)	2,929,758
2,144,000(a)	Orange SA, 4.00%, 10/29/49(b)	2,295,054
173,000(a)	Orange SA, 4.25%, 2/28/49(b)	190,124
4,056,000(a)	Orange SA, 5.00%, 10/29/49(b)	4,386,740
470,000(a)	Orange SA, 5.25%, 12/29/49(b)	522,762

		16,902,793

Germany — 0.20%
887,000(a)	Bayer AG, 2.38%, 4/2/75(b)	903,705

Ireland — 2.02%
3,381,000(a)	Baggot Securities Ltd., 10.24%, 12/29/49	3,684,609
3,739,000(a)	Bank of Ireland, 7.38%, 12/29/49(b)	4,250,920
1,100,000(a)	LCH Clearnet SA Via Freshwater Finance Plc, 6.58%, 5/29/49(b)	1,213,363

		9,148,892

Italy — 2.37%
4,084,000(a)	Enel SpA, 5.00%, 1/15/75(b)	4,637,992
1,301,000(a)	Enel SpA, 6.50%, 1/10/74(b)	1,528,631
1,602,000(a)	Generali Finance BV, 4.60%, 11/30/49(b)	1,679,941
$ 2,830,000	Intesa Sanpaolo SpA, 7.70%, 12/29/49(b)(c)	2,883,064

		10,729,628

Netherlands — 1.42%
5,821,000(a)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.50%, 1/22/49(b)	6,405,080

Spain — 2.74%
5,000,000(a)	Banco Bilbao Vizcaya Argentaria SA, 6.75%, 12/29/49(b)	5,301,689
2,200,000(a)	Telefonica Europe BV, 4.20%, 12/29/49(b)	2,352,131
900,000(a)	Telefonica Europe BV, 5.00%, 3/31/20(b)	982,011
2,500,000(a)	Telefonica Europe BV, 5.88%, 3/31/24(b)	2,717,738
900,000(a)	Telefonica Europe BV, 6.50%, 9/29/49(b)	1,026,655

		12,380,224

Switzerland — 5.28%
4,650,000(a)	Credit Suisse AG/London, 0.36%, 7/22/16(b)	5,057,608
5,317,000	UBS AG, 4.75%, 5/22/23(b)	5,383,463
3,656,000(a)	UBS AG, 4.75%, 2/12/26(b)	4,236,402
4,696,000	UBS AG, 5.13%, 5/15/24	4,741,962
1,232,000	UBS AG/Jersey, 7.25%, 2/22/22(b)	1,285,962

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 3,018,000	UBS Group AG, 7.00%, 12/29/49(b)	$3,187,763

		23,893,160

United Kingdom — 6.79%
1,600,000(d)	AA Bond Co. Ltd., 3.78%, 7/31/19	2,384,048
500,000(d)	AA Bond Co. Ltd., 4.25%, 7/31/20	752,085
1,500,000(d)	AA Bond Co. Ltd., 4.72%, 7/31/18	2,293,427
1,545,000(d)	AA Bond Co. Ltd., 5.50%, 7/31/22	2,162,090
1,500,000(d)	AA Bond Co. Ltd., 6.27%, 7/31/25	2,552,116
3,600,000(a)	Barclays Plc, 8.00%, 12/15/49(b)	4,237,858
650,000(d)	CPUK Finance Ltd., 7.00%, 8/28/20(c)	975,658
370,000(d)	CPUK Finance Ltd., 7.00%, 8/28/20	555,374
3,008,000(d)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	5,942,124
2,095,000(a)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	3,221,606
2,450,000	Royal Bank of Scotland Group Plc, 7.50%, 12/29/49(b)	2,542,353
2,920,000	Royal Bank of Scotland Group Plc, 8.00%, 12/29/49(b)	3,080,858

		30,699,597

United States — 8.14%
1,258,000	Atwood Oceanics, Inc., 6.50%, 2/1/20	673,030
3,090,000	CCO Safari II LLC, 4.46%, 7/23/22(c)	3,079,216
2,460,000	CCO Safari II LLC, 4.91%, 7/23/25(c)	2,457,606
730,000	CCO Safari II LLC, 6.38%, 10/23/35(c)	737,542
1,680,000	CCO Safari II LLC, 6.48%, 10/23/45(c)	1,682,754
870,000	CCO Safari II LLC, 6.83%, 10/23/55(c)	857,155
7,000,000	Citigroup Inc., 1.18%, 7/30/18(b)	6,996,731
94,000	Continental Resources, Inc., 3.80%, 6/1/24	66,216
787,000	Continental Resources, Inc., 4.50%, 4/15/23	565,427
1,079,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.00%,
	8/15/40	1,104,170
6,411,000	KLA-Tencor Corp., 4.65%, 11/1/24	6,450,453
1,927,000	Noble Holding International Ltd., 4.63%, 3/1/21	1,365,761
1,931,000(a)	Priceline Group, Inc. (The), 1.80%, 3/3/27	1,849,679
1,397,000	Seagate HDD Cayman, 4.75%, 1/1/25	1,159,572
3,500,000	Seagate HDD Cayman, 4.88%, 6/1/27(c)	2,687,999
193,000	Select Income REIT, 4.50%, 2/1/25	179,377
1,600,000	Visa Inc, 3.15%, 12/14/25	1,601,978
1,600,000	Visa Inc, 4.30%, 12/14/45	1,623,294
2,090,000	WPX Energy Inc., 7.50%, 8/1/20	1,692,900

		36,830,860

Total Corporate Bonds		147,893,939

(Cost $159,592,130)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 47.34%
Bulgaria — 2.58%
2,300,000(a)	Bulgaria Government International Bond, 2.00%, 3/26/22	$2,543,280
1,900,000(a)	Bulgaria Government International Bond, 2.63%, 3/26/27	2,018,377
5,050,000(a)	Bulgaria Government International Bond, 2.95%, 9/3/24	5,686,786
1,450,000(a)	Bulgaria Government International Bond, 3.13%, 3/26/35	1,418,216

		11,666,659

Chile — 0.85%
3,686,000(a)	Chile Government International Bond, 1.88%, 5/27/30	3,823,233

Croatia (Hrvatska) — 1.22%
2,400,000(a)	Croatia Government International Bond, 3.00%, 3/11/25	2,371,577
2,900,000(a)	Croatia Government International Bond, 3.88%, 5/30/22	3,147,786

		5,519,363

Cyprus — 6.29%
10,280,000(a)	Cyprus Government International Bond, 3.88%, 5/6/22	11,560,984
11,441,000(a)	Cyprus Government International Bond, 4.63%, 2/3/20(c)	13,383,626
3,010,000(a)	Cyprus Government International Bond, 4.75%, 6/25/19	3,518,897

		28,463,507

Germany — 1.06%
1,747,912(a)	Bundesrepublik Deutschland, 2.50%, 7/4/44	2,369,503
1,800,000(a)	Bundesrepublik Deutschland, 2.50%, 8/15/46	2,442,266

		4,811,769

Iceland — 4.60%
3,333,000(a)	Iceland Government International Bond, 2.50%, 7/15/20	3,780,199
$ 7,842,000	Iceland Government International Bond, 5.88%, 5/11/22	8,895,094
650,000	Iceland Government International Bond, 5.88%, 5/11/22(c)	734,910
426,576,555(d)	Iceland Rikisbref, 6.50%, 1/24/31	3,487,413
443,776,111(d)	Iceland Rikisbref, 8.00%, 6/12/25	3,924,957

		20,822,573

Indonesia — 0.83%
3,509,000(a)	Indonesia Government International Bond, 2.88%, 7/8/21	3,775,292

Israel — 0.81%
3,053,000(a)	Israel Government International Bond, 2.88%, 1/29/24	3,656,829

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Italy — 4.20%
6,370,000(a)	Italy Buoni Poliennali del Tesoro, 1.25%, 9/15/32(c)	$7,176,780
8,223,000(a)	Italy Buoni Poliennali del Tesoro, 3.10%, 9/15/26	11,808,404

		18,985,184

Latvia — 1.42%
$ 5,600,000	Republic of Latvia, 5.25%, 6/16/21	6,405,280

Mexico — 3.90%
3,760,000(a)	Mexico Government International Bond, 1.63%, 3/6/24	3,900,324
8,180,000(a)	Mexico Government International Bond, 3.00%, 3/6/45	7,665,048
6,640,000(a)	Mexico Government International Bond, 4.00%, 3/15/2115	6,075,119

		17,640,491

Morocco — 0.29%
1,204,000(a)	Morocco Government International Bond, 3.50%, 6/19/24	1,315,243

New Zealand — 0.80%
5,448,000(d)	New Zealand Government Bond, 2.50%, 9/20/35	3,630,644

Romania — 1.89%
2,900,000(a)	Romanian Government International Bond, 2.75%, 10/29/25(c)	3,193,130
4,860,000(a)	Romanian Government International Bond, 3.88%, 10/29/35(c)	5,360,380

		8,553,510

Slovenia — 7.75%
16,300,000	Slovenia Government International Bond, 4.13%, 2/18/19	17,108,480
3,221,000	Slovenia Government International Bond, 4.75%, 5/10/18	3,402,020
9,250,000	Slovenia Government International Bond, 5.50%, 10/26/22	10,324,702
3,700,000	Slovenia Government International Bond, 5.85%, 5/10/23	4,197,280

		35,032,482

Spain — 8.85%
938,000(a)	Autonomous Community of Catalonia, 0.18%, 7/13/16(b)	996,135
5,439,000(a)	Autonomous Community of Catalonia, 4.95%, 2/11/20	6,394,725
6,602,000(a)	Spain Government Bond, 1.60%, 4/30/25(c)	7,115,605
2,115,000(a)	Spain Government Bond, 2.15%, 10/31/25(c)	2,378,006
5,530,000(a)	Spain Government Bond, 4.65%, 7/30/25(c)	7,544,601
5,350,000(a)	Spain Government Bond, 5.15%, 10/31/28(c)	7,776,397
5,000,000(a)	Spain Government Bond, 6.00%, 1/31/29	7,799,150

		40,004,619

Total Foreign Government Bonds		214,106,678

(Cost $220,682,855)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations — 1.39%
U.S. Treasury Notes — 1.39%
$ 6,470,000	2.88%, 8/15/45	$6,283,735

Total U.S. Treasury Obligations		6,283,735

(Cost $6,240,979)

Shares
Investment Company — 11.23%
50,797,630	JPMorgan 100% US Treasury Securities Money Fund, Capital Shares	50,797,630

Total Investment Company		50,797,630

(Cost $50,797,630)

Total Investments		$419,081,982
(Cost $437,313,594)(e) — 92.66%

Other assets in excess of liabilities — 7.34%		33,216,755

NET ASSETS — 100.00%		$452,298,737

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2015.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2015 (Unaudited)

Foreign currency exchange contracts as of December 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	18,953,200	USD	4,891,148	Citibank, N.A.	1/5/16	$(113,836)
USD	4,900,000	BRL	18,953,200	Citibank, N.A.	1/5/16	122,688
AUD	21,300,000	USD	15,295,637	Citibank, N.A.	1/22/16	208,346
EUR	3,345,540	SEK	30,932,030	Citibank, N.A.	1/22/16	(28,986)
EUR	3,857,874	SEK	35,667,970	Citibank, N.A.	1/22/16	(33,310)
EUR	9,400,000	USD	10,332,906	Citibank, N.A.	1/22/16	(111,741)
HUF	75,000,000	EUR	240,636	Citibank, N.A.	1/22/16	(3,344)
HUF	150,000,000	EUR	481,901	Citibank, N.A.	1/22/16	(7,372)
HUF	1,275,000,000	EUR	4,089,422	Citibank, N.A.	1/22/16	(55,334)
MXN	259,000,000	USD	15,549,018	Citibank, N.A.	1/22/16	(545,633)
SEK	66,600,000	EUR	7,214,507	Citibank, N.A.	1/22/16	50,233
USD	2,503,006	ZAR	37,075,220	Citibank, N.A.	1/22/16	115,527
USD	1,229,203	ZAR	18,537,610	Citibank, N.A.	1/22/16	35,463
USD	1,202,141	ZAR	18,537,610	Citibank, N.A.	1/22/16	8,401
USD	15,488,018	AUD	21,300,000	Citibank, N.A.	1/22/16	(15,964)
USD	8,074,051	MXN	140,000,000	Citibank, N.A.	1/22/16	(35,888)
USD	10,176,299	EUR	9,400,000	Citibank, N.A.	1/22/16	(44,866)
USD	6,818,898	MXN	119,000,000	Citibank, N.A.	1/22/16	(74,550)
ZAR	74,150,440	USD	5,081,093	Citibank, N.A.	1/22/16	(306,134)
USD	2,205,548	EUR	2,000,000	Citibank, N.A.	1/28/16	30,503
KRW	5,659,200,000	USD	4,800,000	Citibank, N.A.	2/29/16	5,931
EUR	870,000	USD	943,729	Citibank, N.A.	3/3/16	3,273
USD	19,477,848	GBP	13,000,000	Citibank, N.A.	3/3/16	311,202
USD	250,594,754	EUR	230,000,000	Citibank, N.A.	3/3/16	238,023
USD	3,674,793	NZD	5,475,000	Citibank, N.A.	3/3/16	(55,140)

Total						$(302,508)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2015 (Unaudited)

Financial futures contracts as of December 31, 2015:

Long Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Ten Year U.S.	8	March 2016	$ (3,734)	USD	1,010,984	Credit Suisse
Treasury Bonds						Securities (USA) LLC
Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)		Notional Value	Clearinghouse
90-Day Euro Dollar	589	December, 2016	$(415,324)	USD	145,023,500	Credit Suisse Securities (USA) LLC
Five Year Euro-Bobl	18	March 2016	20,335	EUR	2,370,780	Credit Suisse Securities (USA) LLC
Ten Year British Bonds	43	March 2016	38,661	GBP	5,044,340	Credit Suisse Securities (USA) LLC
Ten Year Euro-BTP	101	March 2016	168,200	EUR	14,084,758	Credit Suisse Securities (USA) LLC
Ten Year Euro Bonds	80	March 2016	33,892	EUR	12,664,800	Credit Suisse Securities (USA) LLC
Thirty Year Euro Bonds	26	March 2016	79,647	EUR	4,009,720	Credit Suisse Securities (USA) LLC
Thirty Year U.S. Treasury Bonds	19	March 2016	27,495	USD	3,042,557	Credit Suisse Securities (USA) LLC
Twenty Year U.S. Treasury Bonds	12	March 2016	(2,250)	USD	1,842,750	Credit Suisse Securities (USA) LLC
Two Year U.S. Treasury Bonds	16	March 2016	4,500	USD	3,480,250	Credit Suisse Securities (USA) LLC

Total			$(44,844)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2015 (Unaudited)

Total return swaps as of December 31, 2015:

Fixed Rate	Reference Entity	Counterparty	Expiration Date	Notional Amount (000)		Value
0.13%	JPMorgan Index	BNP Paribas SA	12/20/16	EUR	16,413(a)	$88,991

Total						$88,991

Interest rate swaps as of December 31, 2015:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
1.54%	EUR-EURIBOR Reuters	BNP Paribas SA	12/20/20	EUR	2,120(a)	$ 12,329
0.31%	EUR-EURIBOR Reuters	Barclays Bank Plc	3/10/21	EUR	31,750(a)	99,460
0.91%	EUR-EURIBOR Reuters	JPMorgan Chase Bank, N.A.	2/25/26	EUR	26,670(a)	728,671
0.97%	EUR-EURIBOR Reuters	Barclays Bank Plc	3/10/26	EUR	19,700(a)	140,960
1.71%	USD-BBA LIBOR	Citibank N.A.	2/27/21	USD	17,870(a)	37,823
2.00%	USD-BBA LIBOR	Barclays Bank Plc	11/30/22	USD	51,300(a)	(116,443)

Total						$ 902,800

(a)	The Fund pays the fixed rate on these swaps.

Credit default swaps as of December 31, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Anadarko Petroleum Corp.	BNP Paribas SA	12/20/20	Buy	USD	3,150	$279,400
1.00%	Anadarko Petroleum Corp.	BNP Paribas SA	12/20/20	Buy	USD	632	56,057
1.00%	Anglo American Capital Plc	BNP Paribas SA	12/20/20	Buy	EUR	1,344	430,551
1.00%	Anheuser-Busch InBev Finance, Inc.	BNP Paribas SA	12/20/20	Sell	EUR	1,643(a)	16,839
1.00%	Anheuser-Busch InBev Finance, Inc.	JPMorgan Chase Bank, N.A.	12/20/20	Sell	EUR	719(a)	7,365
1.00%	Anheuser-Busch InBev Finance, Inc.	BNP Paribas SA	12/20/20	Sell	EUR	263(a)	2,694
1.00%	Atlantia SpA	BNP Paribas SA	12/20/20	Buy	EUR	1,293	(30,882)
1.00%	Atlantia SpA	Citibank, N.A.	12/20/20	Buy	EUR	940	(22,446)
1.00%	Atlantia SpA	BNP Paribas SA	12/20/20	Buy	EUR	699	(16,691)
1.00%	Atlantia SpA	Citibank, N.A.	12/20/20	Buy	EUR	558	(13,325)
1.00%	Atlantia SpA	Citibank, N.A.	12/20/20	Buy	EUR	206	(4,919)
1.00%	Atlantia SpA	Citibank, N.A.	12/20/20	Buy	EUR	171	(4,083)
1.00%	Baker Hughes, Inc.	Deutsche Bank AG	9/20/19	Buy	USD	3,227	(91,171)
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	6/20/19	Sell	USD	1,123(a)	136,017
5.00%	Best Buy Co., Inc.	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	1,113	(142,954)
5.00%	Best Buy Co., Inc.	BNP Paribas SA	6/20/19	Buy	USD	10	(1,283)
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	3/20/20	Sell	USD	427(a)	54,840
5.00%	Best Buy Co., Inc.	JPMorgan Chase Bank, N.A.	3/20/20	Buy	USD	427	(58,064)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2015 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	BorgWarner, Inc.	Morgan Stanley & Co.	9/20/20	Buy	USD	4,766	$2,645
1.00%	Boston Scientific Corp.	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	4,500	(126,151)
1.00%	Cardinal Health, Inc.	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	3,720	(156,062)
1.00%	Carlsberg A/S	BNP Paribas SA	12/20/20	Buy	EUR	1,643	(14,769)
1.00%	Carlsberg A/S	JPMorgan Chase Bank, N.A.	12/20/20	Buy	EUR	719	(6,460)
1.00%	Carlsberg A/S	BNP Paribas SA	12/20/20	Buy	EUR	263	(2,363)
5.00%	CDX.NA.HY, Series 25	Citibank, N.A.	12/20/20	Sell	USD	12,700(a)	179,315
1.00%	CDX.NA.IG., Series 25	Citibank, N.A.	12/20/20	Sell	USD	580(a)	3,246
1.00%	Danone SA	Barclays Bank Plc	12/20/20	Buy	EUR	530	(18,268)
1.00%	Danone SA	BNP Paribas SA	12/20/20	Buy	EUR	435	(14,993)
1.00%	Dell Corp.	Barclays Bank Plc	9/20/20	Sell	USD	1,003(a)	(149,240)
1.00%	Dell Corp.	Barclays Bank Plc	9/20/20	Sell	USD	576(a)	(85,689)
1.00%	Dell Corp.	BNP Paribas SA	9/20/20	Sell	USD	562(a)	(83,622)
1.00%	Dell Corp.	BNP Paribas SA	9/20/20	Sell	USD	329(a)	(48,953)
1.00%	Diageo Plc	Citibank, N.A.	12/20/20	Buy	EUR	2,653	(74,979)
1.00%	Dover Corp.	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	1,200	(18,387)
1.00%	ENI SpA	Citibank, N.A.	12/20/20	Buy	EUR	782	(6,957)
1.00%	ENI SpA	Morgan Stanley & Co.	12/20/20	Buy	EUR	353	(3,141)
1.00%	Fortum OYJ	Citibank, N.A.	12/20/20	Buy	EUR	1,098	(19,906)
1.00%	Fortum OYJ	BNP Paribas SA	12/20/20	Buy	EUR	170	(3,082)
1.00%	Gas Natural SDG SA	Citibank, N.A.	12/20/20	Buy	EUR	939	1,071
1.00%	Gas Natural SDG SA	JPMorgan Chase Bank, N.A.	12/20/20	Buy	EUR	720	821
1.00%	Gas Natural SDG SA	JPMorgan Chase Bank, N.A.	12/20/20	Buy	EUR	720	821
1.00%	Gas Natural SDG SA	JPMorgan Chase Bank, N.A.	12/20/20	Buy	EUR	719	819
1.00%	Gas Natural SDG SA	Morgan Stanley & Co.	12/20/20	Buy	EUR	365	416
1.00%	Gas Natural SDG SA	Citibank, N.A.	12/20/20	Buy	EUR	325	370
1.00%	Gas Natural SDG SA	Citibank, N.A.	12/20/20	Buy	EUR	324	370
1.00%	Gas Natural SDG SA	Citibank, N.A.	12/20/20	Buy	EUR	322	365
1.00%	Gas Natural SDG SA	Barclays Bank Plc	12/20/20	Buy	EUR	314	358
1.00%	Gas Natural SDG SA	JPMorgan Chase Bank, N.A.	12/20/20	Buy	EUR	269	307
1.00%	Gas Natural SDG SA	Barclays Bank Plc	12/20/20	Buy	EUR	183	209
1.00%	Hess Corp.	Morgan Stanley & Co.	6/20/20	Buy	USD	1,604	123,660
1.00%	Hess Corp.	JPMorgan Chase Bank, N.A.	6/20/20	Buy	USD	1,506	116,104
1.00%	Ingersoll-Rand Co.	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	3,813	(127,649)
1.00%	iTraxx Asia Ex Japan, Series 24	Citibank, N.A.	12/20/20	Buy	USD	18,000	292,390
1.00%	iTraxx Main, Series 24	BNP Paribas SA	12/20/20	Sell	EUR	950(a)	11,618
1.00%	iTraxx Main, Series 24	Goldman Sachs & Co.	12/20/20	Sell	EUR	858(a)	10,493

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2015 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	iTraxx Main, Series 24	Barclays Bank Plc	12/20/20	Sell	EUR	500(a)	$6,112
1.00%	Mattel, Inc.	Citibank, N.A.	12/20/20	Buy	USD	2,762	80,739
1.00%	Mattel, Inc.	Morgan Stanley & Co.	12/20/20	Sell	USD	290(a)	(10,484)
1.00%	Newell Rubbermaid, Inc.	Citibank, N.A.	12/20/20	Buy	USD	3,252	(25,520)
1.00%	Newell Rubbermaid, Inc.	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	493	(3,869)
1.00%	Nordstrom, Inc.	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	4,766	(57,089)
1.00%	Packaging Corp. of America	Morgan Stanley & Co.	12/20/20	Buy	USD	3,437	(16,970)
1.00%	Quest Diagnostics, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	4,035	(68,353)
1.00%	Quest Diagnostics, Inc.	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	940	(15,924)
1.00%	Repsol SA	Citibank, N.A.	12/20/20	Buy	EUR	2,185	161,062
1.00%	Repsol SA	JPMorgan Chase Bank, N.A.	12/20/20	Buy	EUR	262	19,313
1.00%	Repsol SA	Barclays Bank Plc	12/20/20	Buy	EUR	148	10,909
1.00%	Repsol SA	JPMorgan Chase Bank, N.A.	12/20/20	Buy	EUR	106	7,814
1.00%	Repsol SA	BNP Paribas SA	12/20/20	Buy	EUR	99	7,297
1.00%	Royal Bank of Scotland Plc (The)	Citibank, N.A.	6/20/20	Sell	EUR	4,700(a)	(78,709)
1.00%	Stanley Black & Decker, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	4,730	(75,245)
1.00%	Statoil ASA	Citibank, N.A.	12/20/20	Buy	EUR	2,775	(58,985)
1.00%	Tesco Plc	Citibank, N.A.	9/20/20	Sell	EUR	1,814(a)	(162,972)
1.00%	Tesco Plc	Barclays Bank Plc	9/20/20	Sell	EUR	743(a)	(66,752)
1.00%	Tesco Plc	Morgan Stanley & Co.	9/20/20	Sell	EUR	693(a)	(62,260)
1.00%	Tesco Plc	Barclays Bank Plc	9/20/20	Sell	EUR	242(a)	(21,741)
1.00%	Tesco Plc	Barclays Bank Plc	9/20/20	Sell	EUR	230(a)	(20,663)
1.00%	Tesco Plc	Barclays Bank Plc	9/20/20	Sell	EUR	230(a)	(20,664)
1.00%	Tesco Plc	BNP Paribas SA	12/20/20	Sell	EUR	994(a)	(96,982)
1.00%	Tesco Plc	Barclays Bank Plc	12/20/20	Sell	EUR	727(a)	(65,315)
1.00%	Tesco Plc	Barclays Bank Plc	12/20/20	Sell	EUR	230(a)	(22,442)
1.00%	Tyco International Finance SA	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	1,700	(30,406)
1.00%	Vale Overseas Ltd.	BNP Paribas SA	3/20/20	Buy	USD	1,000	242,069
1.00%	Volkswagen Group	Citibank, N.A.	12/20/20	Sell	EUR	791(a)	(23,840)
1.00%	Volkswagen Group	Barclays Bank Plc	12/20/20	Sell	EUR	710(a)	(21,399)
1.00%	Volkswagen Group	JPMorgan Chase Bank, N.A.	12/20/20	Sell	EUR	294(a)	(8,861)
1.00%	Volkswagen Group	Citibank, N.A.	12/20/20	Sell	EUR	273(a)	(8,228)
1.00%	Volkswagen Group	BNP Paribas SA	12/20/20	Sell	EUR	243(a)	(7,324)
1.00%	Volkswagen Group	JPMorgan Chase Bank, N.A.	12/20/20	Sell	EUR	216(a)	(6,511)
1.00%	Volkswagen Group	BNP Paribas SA	12/20/20	Sell	EUR	149(a)	(4,490)
1.00%	Volkswagen Group	BNP Paribas SA	12/20/20	Sell	EUR	122(a)	(3,677)
1.00%	Volkswagen Group	Barclays Bank Plc	12/20/20	Sell	EUR	108(a)	(3,255)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2015 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Volkswagen Group	JPMorgan Chase Bank, N.A.	12/20/20	Sell	EUR	108(a)	$(3,255)
1.00%	Volkswagen Group	Citibank, N.A.	12/20/20	Sell	EUR	80(a)	(2,412)
1.00%	Waste Management, Inc.	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	2,357	(41,929)
1.00%	Xerox Corp.	Morgan Stanley & Co.	12/20/20	Buy	USD	429	12,209

Total (Premiums received $(869,279))							$(186,330)

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

AUD - Austrailian Dollar

BBA LIBOR - British Bankers Association London Interbank Offered Rate

Bobl - German Bundesobligationen

BRL - Brazilian Real

BTP - Italian Buoni del Tesoro Poliannuali

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

HUF - Hungarian Forint

KRW - South Korean Won

MXN - Mexican Peso

NZD - New Zealand Dollar

REIT - Real Estate Investment Trust

SEK - Swedish Krona

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	47.34%
Financials	18.39%
Telecom Services	3.86%
Utilities	2.82%
Information Technology	2.28%
Consumer Staples	2.24%
Consumer Discretionary	1.95%
U.S. Treasury Obligations	1.39%
Energy	0.96%
Health Care	0.20%
Other*	18.57%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Porfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

December 31, 2015 (Unaudited)

Principal Amount		Value
Corporate Bonds — 21.50%
Azerbaijan — 3.14%
$ 500,000	International Bank of Azerbaijan OJSC, 5.63%, 6/11/19	$452,500

Brazil — 6.72%
110,000(a)	Petrobras Global Finance BV, 3.25%, 4/1/19	87,266
1,175,000	Petrobras Global Finance BV, 4.88%, 3/17/20	879,583

		966,849

Ecuador — 3.49%
615,789	EP PetroEcuador via Noble Sovereign Funding I Ltd., 5.91%, 9/24/19(b)	501,868

Russia — 4.39%
625,000	Vnesheconombank Via VEB Finance Plc, 6.90%, 7/9/20	631,250

Venezuela — 3.76%
1,430,000	Petroleos de Venezuela SA, 6.00%, 5/16/24	540,540

Total Corporate Bonds		3,093,007

(Cost $3,211,033)

Foreign Government Bonds — 53.64%
Angola — 3.37%
525,000	Angolan Government International Bond, 9.50%, 11/12/25(c)	484,969

Argentina — 8.23%
324,877	Argentine Republic Government International Bond, 8.28%, 12/31/33(d)	372,797
397,210	Argentine Republic Government International Bond, 8.75%, 6/2/17(d)	453,812
2,963,334	Argentine Republic Government International Bond, 12.49%, 12/15/35(d)(e)	300,778
555,000(a)	Argentine Republic Government International Bond, 12.55%, 12/15/35(d)(e)	57,299

		1,184,686

Brazil — 3.14%
625,000	Brazilian Government International Bond, 5.63%, 1/7/41	452,363

Colombia — 2.19%
375,000	Colombia Government International Bond, 5.00%, 6/15/45	314,531

Dominican Republic — 2.61%
375,000	Dominican Republic International Bond, 7.45%, 4/30/44	375,321

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Ecuador — 1.12%
$ 200,000	Ecuador Government International Bond, 10.50%, 3/24/20	$160,906

Gabon — 1.38%
250,000	Gabon Government International Bond, 6.38%, 12/12/24	198,750

Ghana — 6.56%
930,000	Ghana Government International Bond, 10.75%, 10/14/30	943,950

Greece — 0.28%
9,941,200(a)	Hellenic Republic Government Bond, 7.97%, 10/15/42(b)	39,974

Indonesia — 5.21%
330,000	Indonesia Government International Bond, 5.95%, 1/8/46(c)	326,304
6,000,000,000(f)	Indonesia Treasury Bond, 8.25%, 7/15/21	424,050

		750,354

Philippines — 3.11%
350,000	Philippine Government International Bond, 6.38%, 1/15/32	447,125

Turkey — 4.26%
2,090,000(f)	Turkey Government Bond, 8.00%, 3/12/25	613,111

Ukraine — 6.49%
768,000	Ukraine Government International Bond, 3.77%, 5/31/40(e)	302,438
375,000	Ukraine Government International Bond, 7.75%, 9/1/19	348,300
325,000	Ukreximbank via Biz Finance Plc, 9.75%, 1/22/25	282,750

		933,488

Venezuela — 1.87%
600,000	Venezuela Government International Bond, 11.95%, 8/5/31	269,379

Zambia — 3.82%
700,000	Zambia Government International Bond, 8.97%, 7/30/27	550,375

Total Foreign Government Bonds		7,719,282

(Cost $7,989,809)

Shares
Investment Company — 18.51%
2,663,715	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	2,663,715

Total Investment Company		2,663,715

(Cost $2,663,715)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Value

Total Investments	$13,476,004
(Cost $13,864,557)(g) — 93.65%

Other assets in excess of liabilities — 6.35%	914,237

NET ASSETS — 100.00%	$14,390,241

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2015.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Zero coupon bond. The rate represents the yield at time of purchase.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	717,855	USD	185,000	Citibank, N.A.	1/5/16	$(4,059)
BRL	2,405,970	USD	619,792	Citibank, N.A.	1/5/16	(13,347)
BRL	1,744,626	USD	456,828	Citibank, N.A.	1/5/16	(17,080)
USD	630,000	BRL	2,405,970	Citibank, N.A.	1/5/16	23,555
USD	630,000	BRL	2,462,481	Citibank, N.A.	1/5/16	9,311
CLP	451,489,500	USD	630,000	Citibank, N.A.	1/27/16	5,096
CLP	212,755,800	USD	300,000	Citibank, N.A.	1/27/16	(723)
COP	944,750,700	USD	300,000	Citibank, N.A.	1/27/16	(3,235)
COP	1,932,840,000	USD	630,000	Citibank, N.A.	1/27/16	(22,857)
EUR	990,892	PLN	4,213,820	Citibank, N.A.	1/27/16	4,067
MXN	4,315,440	USD	250,000	Citibank, N.A.	1/27/16	(108)
MXN	15,294,611	USD	890,000	Citibank, N.A.	1/27/16	(4,341)
MXN	10,765,503	USD	630,000	Citibank, N.A.	1/27/16	(6,607)
MXN	8,739,158	USD	527,798	Citibank, N.A.	1/27/16	(21,743)
MXN	16,623,981	USD	990,000	Citibank, N.A.	1/27/16	(27,362)
PLN	2,598,537	EUR	609,781	Citibank, N.A.	1/27/16	(1,124)
PLN	1,615,283	EUR	380,000	Citibank, N.A.	1/27/16	(1,734)
TRY	645,255	USD	215,000	Citibank, N.A.	1/27/16	4,482
TRY	469,651	USD	160,000	Citibank, N.A.	1/27/16	(249)
TRY	1,113,105	USD	380,000	Citibank, N.A.	1/27/16	(1,381)
USD	933,493	CLP	664,245,300	Citibank, N.A.	1/27/16	(880)
USD	881,934	COP	2,877,590,700	Citibank, N.A.	1/27/16	(21,974)
USD	999,582	MXN	16,623,981	Citibank, N.A.	1/27/16	36,944
USD	525,000	MXN	8,739,158	Citibank, N.A.	1/27/16	18,945

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	890,000	MXN	15,140,680	Citibank, N.A.	1/27/16	$ 13,255
USD	630,000	MYR	2,701,409	Citibank, N.A.	1/27/16	2,462
USD	630,000	MYR	2,732,436	Citibank, N.A.	1/27/16	(4,746)
USD	1,132,097	SGD	1,614,428	Citibank, N.A.	1/27/16	(5,403)
USD	990,000	TRY	2,891,592	Citibank, N.A.	1/27/16	6,433
USD	590,142	TRY	1,734,605	Citibank, N.A.	1/27/16	121
USD	37,855	TRY	111,312	Citibank, N.A.	1/27/16	(8)
USD	440,000	TRY	1,317,427	Citibank, N.A.	1/27/16	(8,119)
USD	625,000	TWD	20,578,125	Citibank, N.A.	1/27/16	(1,570)
USD	629,606	ZAR	8,992,494	Citibank, N.A.	1/27/16	51,072
USD	630,000	ZAR	10,042,521	Citibank, N.A.	1/27/16	(16,088)
ZAR	10,124,100	USD	630,000	Citibank, N.A.	1/27/16	21,337
ZAR	2,103,215	USD	145,000	Citibank, N.A.	1/27/16	(9,689)
ZAR	9,333,358	USD	625,000	Citibank, N.A.	1/27/16	(24,536)
ZAR	8,754,284	USD	600,000	Citibank, N.A.	1/27/16	(36,791)
ZAR	8,992,494	USD	630,000	Citibank, N.A.	1/27/16	(51,465)
USD	87,856	EUR	80,000	Citibank, N.A.	3/3/16	775
USD	88,440	EUR	81,000	Citibank, N.A.	3/3/16	271
RUB	35,748,000	USD	540,000	Citibank, N.A.	7/13/16	(74,925)
USD	275,000	RUB	18,351,713	Citibank, N.A.	7/13/16	36,247
USD	253,698	RUB	17,396,288	Citibank, N.A.	7/13/16	27,375

Total						$(120,396)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Financial futures contracts as of December 31, 2015:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Ten Year U.S.	5	March, 2016	$1,955	USD	631,487	Credit Suisse
Treasury Bonds						Securities (USA) LLC
Thirty Year U.S.	2	March, 2016	2,813	USD	320,187	Credit Suisse
Treasury Bonds						Securities (USA) LLC

Total			$4,768

Interest rate swaps as of December 31, 2015:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
2.71%	USD-BBA LIBOR	Morgan Stanley & Co.	11/3/25	USD	2,000(a)	$(6,175)
2.87%	USD-BBA LIBOR	Morgan Stanley & Co.	11/12/25	USD	1,360(a)	(13,701)
3.04%	USD-BBA-LIBOR	Citigroup Global Markets, Inc.	7/28/25	USD	725(b)	(13,606)

Total						$(33,482)

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

Credit default swaps as of December 31, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Mexico Government International Bond	Barclays Bank Plc	12/20/20	Buy	USD	1,260	$38,597
1.00%	Mexico Government International Bond	Citibank, N.A.	12/20/20	Buy	USD	950	29,105
1.00%	Mexico Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	630	19,301
1.00%	Russia Government International Bond	Citibank, N.A.	12/20/20	Buy	USD	950	85,145
1.00%	Russia Government International Bond	Barclays Bank Plc	12/20/20	Buy	USD	443	39,704
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	405	36,297
1.00%	Russia Government International Bond	Barclays Bank Plc	12/20/20	Buy	USD	295	26,440
1.00%	Russia Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	117	10,486

Total (Premiums received $296,352)							$285,075

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Abbreviations used are defined below:

BBA LIBOR - British Bankers Assoication

BRL - Brazilian Real

CLP - Chilean Peso

COP - Columbian Peso

EUR - Euro

MXN - Mexican Peso

MYR - Malaysian Ringgit

PLN - Polish Zloty

RUB - Russian Ruble

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	53.64%
Energy	13.97%
Financials	7.53%
Other*	24.86%

100.00%

*	Includes cash, Investment Company, credit default swaps, interest rate swaps, interest and dividend receivable, pending trades and Fund share transactions, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund

December 31, 2015 (Unaudited)

Principal Amount		Value
Convertible Bonds — 17.02%
Austria — 0.15%
19,667(a)	IMMOFINANZ AG, 4.25%, 3/8/18	$97,013

China — 1.20%
1,000,000(b)	China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/8/19	135,326
$ 53,000	Ctrip.com International Ltd., 1.00%, 7/1/20(c)	59,333
175,000	Ctrip.com International Ltd., 1.99%, 7/1/25(c)	199,018
250,000	ENN Energy Holdings Ltd., 5.69%, 2/26/18(d)	272,875
95,000	Vipshop Holdings Ltd., 1.50%, 3/15/19	100,106

		766,658

France — 0.05%
2,650(a)	Air France-KLM, 2.03%, 2/15/23	30,291

Hong Kong — 1.32%
250,000	Asia View Ltd., 1.50%, 8/8/19	259,125
1,000,000(e)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	148,685
200,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	192,000
2,000,000(b)	Shine Power International Ltd., 0.28%, 7/28/19(d)	250,192

		850,002

Japan — 2.06%
10,000,000(b)	Asics Corp, 5.93%, 3/1/19(d)	96,367
100,000	Gunma Bank Ltd. (The), 1.15%, 10/11/19(d)	102,350
20,000,000(b)	Kawasaki Kisen Kaisha Ltd., 3.12%, 9/26/18(d)	174,633
20,000,000(b)	SBI Holdings, Inc., 3.05%, 11/2/17(d)	175,964
20,000,000(b)	Takashimaya Co. Ltd., 0.97%, 12/11/20(d)	185,324
10,000,000(b)	Terumo Corp., 0.63%, 12/6/21(d)	99,032
20,000,000(b)	Toppan Printing Co. Ltd., 0.49%, 12/19/16(d)	181,039
10,000,000(b)	Toray Industries, Inc., 3.70%, 8/31/21(d)	117,461
20,000,000(b)	Yamada Denki Co. Ltd., 2.94%, 6/28/19(d)	187,945

		1,320,115

Malaysia — 0.61%
200,000	Cahaya Capital Ltd., 0.47%, 9/18/21(d)	193,500
250,000(f)	Indah Capital Ltd., 1.57%, 10/24/18(d)	200,825

		394,325

Mexico — 0.43%
300,000	Cemex SAB de CV, 3.75%, 3/15/18	277,791

Netherlands — 0.85%
100,000(a)	Air Berlin Finance BV, 6.00%, 3/6/19	78,246
200,000	NXP Semiconductor NV, 1.00%, 12/1/19	220,250
100,000(a)	OCI NV, 3.88%, 9/25/18	125,520

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
100,000(a)	Vastned Retail NV, 1.88%, 4/10/19	$118,598

		542,614

Norway — 0.46%
100,000(a)	Marine Harvest ASA, 0.88%, 5/6/19	134,839
$ 150,000	Ship Finance International Ltd., 3.25%, 2/1/18	161,813

		296,652

South Africa — 0.23%
100,000(a)	Steinhoff Finance Holdings GmbH, 4.00%, 1/30/21	149,972

Switzerland — 0.13%
25,000(b)	BKW AG, 0.13%, 9/30/20	26,208
55,000(b)	Schindler Holding AG, 0.38%, 6/5/17	59,267

		85,475

Taiwan — 0.56%
100,000	Epistar Corp., 2.55%, 8/7/18(d)	97,750
250,000	Siliconware Precision Industries Co. Ltd., 1.32%, 10/31/19(d)	262,500

		360,250

United Arab Emirates — 0.31%
200,000	National Bank of Abu Dhabi PJSC, 1.00%, 3/12/18	196,000

United Kingdom — 0.24%
100,000(b)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	151,151

United States — 8.42%
155,000	Akamai Technologies, Inc., 1.00%, 2/15/19(d)	148,606
120,000	Ares Capital Corp., 4.38%, 1/15/19	118,575
85,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	113,581
203,000	Cardtronics, Inc., 1.00%, 12/1/20	188,409
145,000	Cepheid, Inc., 1.25%, 2/1/21	128,959
278,000	Citrix Systems, Inc., 0.50%, 4/15/19	302,325
140,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	73,150
105,000	Euronet Worldwide, Inc., 1.50%, 10/1/44	123,966
60,000	Extra Space Storage L.P., 3.13%, 10/1/35(c)	65,363
198,000	FireEye, Inc., 1.63%, 6/1/35(c)	158,771
100,000	Hologic, Inc., 2.00%, 12/15/37(g)	169,250
100,000	Huron Consulting Group, Inc., 1.25%, 10/1/19	98,937
15,000	Illumina, Inc., 0.25%, 3/15/16	34,181
105,000	Intel Corp., 3.25%, 8/1/39	174,628
50,000	Jarden Corp., 1.13%, 3/15/34	61,344
100,000	Jarden Corp., 1.50%, 6/15/19	148,687
60,000	JDS Uniphase Corp., 0.63%, 8/15/33	56,213
45,000	LAM Research Corp., 0.50%, 5/15/16	58,556

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 60,000	Liberty Interactive LLC, 3.50%, 1/15/31	$30,675
170,000	Liberty Media Corp., 1.38%, 10/15/23	166,494
200,000	Linkedin Corp, 0.50%, 11/1/19	209,750
110,000	Medidata Solutions, Inc., 1.00%, 8/1/18	119,969
236,000	Microchip Technology, Inc., 1.63%, 2/15/25(c)	234,525
100,000	Micron Technology, Inc., 3.00%, 11/15/43	83,125
79,000	Nuance Communications, Inc., 1.00%, 12/15/35(c)	75,988
33,000	ON Semiconductor Corp., 1.00%, 12/1/20(c)	30,731
26,000	Pattern Energy Group, Inc., 4.00%, 7/15/20(c)	23,953
145,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	206,172
30,000	Proofpoint, Inc., 1.25%, 12/15/18	51,675
200,000	QIAGEN NV, 0.38%, 3/19/19	230,000
143,000	Restoration Hardware Holdings, Inc., 0.32%, 6/15/19(c)(d)	131,739
207,000	Salesforce.com, Inc., 0.25%, 4/1/18	266,254
125,000	SanDisk Corp., 0.50%, 10/15/20	129,375
95,000	SanDisk Corp., 1.50%, 8/15/17	148,972
125,000	ServiceNow, Inc., 2.08%, 11/1/18(d)	160,391
40,000	SolarCity Corp., 1.63%, 11/1/19	32,300
40,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	40,675
63,000	SunEdison, Inc., 0.25%, 1/15/20(c)	24,255
248,000	SunEdison, Inc., 2.38%, 4/15/22(c)	97,960
50,000	SunPower Corp, 4.00%, 1/15/23(c)	59,937
46,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	46,230
15,000	TESARO, Inc., 3.00%, 10/1/21	25,219
345,000	Tesla Motors, Inc., 1.25%, 3/1/21	316,106
70,000	Wright Medical Group, Inc., 2.00%, 2/15/20(c)	72,406
172,000	Yahoo!, Inc., 2.71%, 12/1/18(d)	167,270

		5,405,647

Total Convertible Bonds		10,923,956

(Cost $11,474,687)

Corporate Bonds — 42.42%
Azerbaijan — 0.53%
200,000	State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	169,000
200,000	State Oil Co. of The Azerbaijan Republic, 6.95%, 3/18/30	174,240

		343,240

Barbados — 0.39%
250,000	Columbus International, Inc., 7.38%, 3/30/21	248,167

Brazil — 0.45%
100,000	Banco Nacional de Desenvolvimento Economico e Social, 6.50%, 6/10/19	97,725

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 261,000	Petrobras Global Finance BV, 5.38%, 1/27/21	$193,240

		290,965

Canada — 1.18%
210,000	1011778 BC ULC/New Red Finance Inc, 6.00%, 4/1/22(c)	216,563
482,000(b)	Great Canadian Gaming Corp., 6.63%, 7/25/22(c)	344,858
230,000	Seven Generations Energy Ltd., 6.75%, 5/1/23(c)	194,063

		755,484

China — 0.47%
300,000	Export-Import Bank of China/The Via Avi Funding Co., Ltd., 3.80%, 9/16/25	300,567

Colombia — 0.12%
91,000	Ecopetrol SA, 5.38%, 6/26/26	78,715

Ecuador — 0.25%
197,368	EP PetroEcuador/Via Noble Sovereign Funding Co., Ltd., 5.91%, 9/24/19(h)	160,855

France — 2.12%
400,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(c)	416,000
200,000(a)	Ephios Bondco Plc, 6.25%, 7/1/22(c)	226,589
300,000(a)	Numericable-SFR SAS, 5.63%, 5/15/24	330,102
400,000	Numericable-SFR SAS, 6.00%, 5/15/22(c)	386,000

		1,358,691

Germany — 0.91%
200,000	Unitymedia Gmbh, 6.13%, 1/15/25(c)	197,304
370,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	389,031

		586,335

Ireland — 0.63%
370,000(a)	Baggot Securities Ltd., 10.24%, 12/29/49	403,225

Italy — 1.03%
610,000(a)	Wind Acquisition Finance SA, 4.00%, 7/15/20	658,373

Jamaica — 0.68%
270,000	Digicel Ltd., 6.00%, 4/15/21(c)	227,475
250,000	Digicel Ltd., 6.75%, 3/1/23(c)	209,592

		437,067

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Luxembourg — 1.86%
$ 460,000	Aguila 3 SA, 7.88%, 1/31/18(c)	$463,163
240,000	Altice Financing SA, 6.63%, 2/15/23(c)	237,600
281,400	Intelsat Jackson Holdings SA, 6.63%, 12/15/22	178,689
230,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	200,670
100,000(a)	Swissport Investments SA, 6.75%, 12/15/21(c)	112,887

		1,193,009

Mexico — 0.51%
160,000	Petroleos Mexicanos, 3.50%, 1/30/23	139,200
219,000	Petroleos Mexicanos, 5.63%, 1/23/46	168,411
20,000	Petroleos Mexicanos, 6.38%, 1/23/45	16,823

		324,434

Netherlands — 0.71%
240,000(a)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.50%, 1/22/49(h)	264,082
200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(c)	188,500

		452,582

South Africa — 0.27%
200,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25	176,500

Switzerland — 1.01%
320,000	Credit Suisse Group AG, 6.25%, 12/29/49(h)	319,458
360,000(b)	Sunrise Communications Holdings SA, 2.13%, 3/31/22	329,772

		649,230

Tunisia — 0.27%
200,000	Banque Centrale de Tunisie SA, 5.75%, 1/30/25	173,000

United Kingdom — 4.19%
190,000(b)	Brakes Capital, 7.13%, 12/15/18	288,177
200,000	EnQuest Plc, 7.00%, 4/15/22(c)	78,000
400,000	Lloyds Banking Group Plc, 7.50%, 4/30/49(h)	426,000
100,000(b)	Odeon & UCI Finco Plc, 9.00%, 8/1/18	152,899
374,056(b)	Priory Group No. 3 Plc, 7.00%, 2/15/18	556,951
165,000(a)	Rexam Plc, 6.75%, 6/29/67(h)	180,220
200,000	Royal Bank of Scotland Group Plc, 8.00%, 12/29/49(h)	211,018

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
100,000(a)	Virgin Media Finance Plc, 4.50%, 1/15/25	$103,433
260,000(b)	Virgin Media Secured Finance Plc, 4.88%, 1/15/27	350,331
225,000(b)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	343,306

		2,690,335

United States — 24.08%
$ 206,000	Acadia Healthcare Co., Inc, 5.63%, 2/15/23	194,670
460,000	ADT Corp. (The), 4.13%, 6/15/23	430,100
60,000	Allegion Plc, 5.88%, 9/15/23	60,900
430,000	Alliance Data Systems Corp., 5.38%, 8/1/22(c)	409,575
400,000	Altice US Finance I Corp., 5.38%, 7/15/23(c)	401,000
238,000	AMC Entertainment, Inc., 5.88%, 2/15/22	241,570
220,000	Amsurg Corp., 5.63%, 7/15/22	217,800
720,000	Audatex North America, Inc., 6.13%, 11/1/23(c)	724,500
130,000(a)	Ball Corp., 4.38%, 12/15/23	145,163
420,000	Berry Plastics Corp., 5.50%, 5/15/22	418,425
390,000	Blackboard, Inc., 7.75%, 11/15/19(c)	337,350
60,000	Brocade Communications Systems, Inc., 1.38%, 1/1/20(c)	57,600
260,000	Cablevision Systems Corp., 8.63%, 9/15/17	273,650
130,000	Central Garden & Pet Co., 6.13%, 11/15/23	131,300
108,000	Centurylink, Inc., 6.45%, 6/15/21	105,300
190,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(c)	171,000
210,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(c)	205,275
285,000	CHS Community Health Systems, Inc., 5.13%, 8/15/18	286,425
140,000	CHS Community Health Systems, Inc., 7.13%, 7/15/20	139,475
70,000	Cinemark USA, Inc., 4.88%, 6/1/23	68,250
40,000	CommScope, Inc., 4.38%, 6/15/20(c)	40,300
150,000	Davita Healthcare Partners, Inc., 5.00%, 5/1/25	144,750
140,000	Dish DBS Corp, 5.13%, 5/1/20	138,600
200,000	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 7/15/23(c)	199,000
340,000	Envision Healthcare Corp., 5.13%, 7/1/22(c)	333,200
135,000	Equinix, Inc., 5.75%, 1/1/25	138,037
230,000	ESH Hospitality, Inc., 5.25%, 5/1/25(c)	224,250
137,000	Halcon Resources Corp., 8.63%, 2/1/20(c)	94,530
195,000	HCA, Inc., 5.88%, 5/1/23	199,875
830,000	HD Supply, Inc., 7.50%, 7/15/20	863,200
150,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	155,437
430,000	Level 3 Communications, Inc., 5.75%, 12/1/22	439,675
70,000	Level 3 Financing Inc, 5.38%, 1/15/24(c)	70,350
288,293	Live Nation Entertainment, Inc., 5.38%, 6/15/22(c)	283,969
310,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(c)	296,050
60,000	Mednax, Inc., 5.25%, 12/1/23(c)	60,300
180,000	Memorial Resource Development Corp, 5.88%, 7/1/22	157,500
100,000	MGM Resorts International, 5.25%, 3/31/20	99,000
120,000	MGM Resorts International, 6.00%, 3/15/23	119,100

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 410,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	$282,900
410,000	Momentive Performance Materials, Inc., Escrow Bond, 8.88%, 10/15/20(i)(j)	0
250,000	Neptune Finco Corp., 10.13%, 1/15/23(c)	260,625
200,000	Neptune Finco Corp., 10.88%, 10/15/25(c)	209,500
490,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(c)	483,875
17,000	Oasis Petroleum, Inc., 6.88%, 3/15/22	10,880
300,000	OPE KAG Finance Sub, Inc., 7.88%, 7/31/23(c)	298,125
108,000	Overseas Shipholding Group, Inc., 8.13%, 3/30/18	110,160
509,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	553,219
560,000	Rite Aid Corp, 6.13%, 4/1/23(c)	579,600
80,000	Sabre GLBL, Inc., 5.25%, 11/15/23(c)	79,100
100,000(a)	Sealed Air Corp., 4.50%, 9/15/23(c)	111,936
230,000	Sirius XM Radio Inc., 4.25%, 5/15/20(c)	232,300
140,000	Spectrum Brands, Inc., 5.75%, 7/15/25(c)	143,500
300,000	Sunoco L.P./Sunoco Finance Corp., 5.50%, 8/1/20(c)	284,250
105,000	Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23(c)	98,700
140,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24(c)	134,400
310,000	Tenet Healthcare Corp., 5.00%, 3/1/19	285,975
70,000	Tenet Healthcare Corp., 6.75%, 6/15/23	64,925
270,000	Tenet Healthcare Corp., 8.00%, 8/1/20	270,675
140,000	T-Mobile USA Inc, 6.50%, 1/15/26	141,329
250,000	TransDigm, Inc., 5.50%, 10/15/20	241,875
290,000(a)	VRX Escrow Corp., 4.50%, 5/15/23	272,290
231,000	VRX Escrow Corp., 5.88%, 5/15/23(c)	205,879
263,000(a)	VWR Funding, Inc., 4.63%, 4/15/22	277,807
170,000	York Risk Services Holding Corp., 8.50%, 10/1/22(c)	139,400
640,000	Zayo Group LLC/Zayo Capital Inc., 6.00%, 4/1/23	604,800

		15,454,476

Venezuela — 0.76%
20,000	Petroleos de Venezuela SA, 5.50%, 4/12/37	7,117
362,579	Petroleos de Venezuela SA, 6.00%, 5/16/24	137,055
903,317	Petroleos de Venezuela SA, 6.00%, 11/15/26	332,157
34,494	Petroleos de Venezuela SA, 9.75%, 5/17/35	14,258

		490,587

Total Corporate Bonds		27,225,837

(Cost $28,444,064)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 31.83%

Angola — 0.29%
$200,000	Angola Government International Bond, 9.50%, 11/12/25(c)	$184,750

Argentina — 1.22%
269,464	Argentina Bonar Bonds, 7.00%, 4/17/17	275,661
91,417	Argentina Bonar Bonds, 8.75%, 5/7/24	97,816
89,767	Argentine Republic Government International Bond, 8.28%, 12/31/33(j)	103,007
202,908	Argentine Republic Government International Bond, 8.75%, 6/2/17(j)	231,822
115,000(a)	Argentine Republic Government International Bond, 12.55%, 12/15/35(d)	11,873
635,745	Argentine Republic Government International Bond, 12.61%, 12/15/35(d)	64,528

		784,707

Brazil — 3.35%
3,789,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/18	909,753
3,000,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	640,900
500,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	100,974
225,000	Brazilian Government International Bond, 4.25%, 1/7/25	181,255
200,000	Brazilian Government International Bond, 5.63%, 1/7/41	144,756
100,000	Brazilian Government International Bond, 7.13%, 1/20/37	86,454
90,000	Brazilian Government International Bond, 8.25%, 1/20/34	86,766

		2,150,858

Colombia — 1.54%
200,000	Colombia Government International Bond, 4.50%, 1/28/26	192,172
100,000	Colombia Government International Bond, 6.13%, 1/18/41	96,500
464,600,000(b)	Colombian TES, 6.00%, 4/28/28	114,102
581,500,000(b)	Colombian TES, 7.00%, 9/11/19	179,657
1,169,200,000(b)	Colombian TES, 10.00%, 7/24/24	406,174

		988,605

Costa Rica — 0.27%
200,000	Costa Rica Government International Bond, 4.25%, 1/26/23	174,867

Cote D’Ivoire (Ivory Coast) — 0.68%
490,000	Ivory Coast Government International Bond, 5.75%, 12/31/32(g)	434,875

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Croatia (Hrvatska) — 1.18%
$200,000	Croatia Government International Bond, 6.00%, 1/26/24	$207,500
200,000	Croatia Government International Bond, 6.38%, 3/24/21	212,000
150,000	Croatia Government International Bond, 6.63%, 7/14/20	160,875
165,000	Croatia Government International Bond, 6.75%, 11/5/19	176,756

		757,131

Dominican Republic — 0.92%
265,000	Dominican Republic International Bond, 5.50%, 1/27/25	255,195
105,000	Dominican Republic International Bond, 5.88%, 4/18/24	103,509
140,000	Dominican Republic International Bond, 6.85%, 1/27/45	132,440
100,000	Dominican Republic International Bond, 7.45%, 4/30/44	100,086

		591,230

Ecuador — 0.25%
200,000	Ecuador Government International Bond, 10.50%, 3/24/20	160,906

El Salvador — 0.12%
90,000	El Salvador Government International Bond, 5.88%, 1/30/25	75,510

Georgia — 0.32%
200,000	Georgia Government International Bond, 6.88%, 4/12/21	208,000

Ghana — 0.48%
300,000	Ghana Government International Bond, 10.75%, 10/14/30	304,500

Hungary — 1.02%
210,000	Hungary Government International Bond, 5.38%, 3/25/24	229,950
380,000	Hungary Government International Bond, 5.75%, 11/22/23	425,600

		655,550

Indonesia — 2.27%
200,000	Indonesia Government International Bond, 4.75%, 1/8/26	197,760
200,000	Indonesia Government International Bond, 5.95%, 1/8/46	197,760
9,407,000,000(b)	Indonesia Treasury Bond, 8.38%, 3/15/24	662,287
2,878,000,000(b)	Indonesia Treasury Bond, 9.00%, 3/15/29	208,599
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25	191,000

		1,457,406

Jamaica — 0.31%
200,000	Jamaica Government International Bond, 6.75%, 4/28/28	197,000

Kazakhstan — 0.31%
200,000	Kazakhstan Government International Bond, 5.13%, 7/21/25	197,750

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value

Lithuania — 0.37%
$ 200,000	Lithuania Government International Bond, 6.63%, 2/1/22	$239,000

Malaysia — 1.02%
915,000(b)	Malaysia Government Bond, 3.81%, 2/15/17	215,497
428,000(b)	Malaysia Government Bond, 3.89%, 3/15/27	93,292
163,000(b)	Malaysia Government Bond, 3.96%, 9/15/25	37,269
501,000(b)	Malaysia Government Bond, 4.18%, 7/15/24	115,744
795,000(b)	Malaysia Government Bond, 4.38%, 11/29/19	190,100

		651,902

Mexico — 2.15%
2,770,000(b)	Mexican Bonos, 7.50%, 6/3/27	174,441
4,440,000(b)	Mexican Bonos, 8.00%, 12/7/23	288,499
3,800,000(b)	Mexican Bonos, 10.00%, 12/5/24	278,900
330,000	Mexico Government International Bond, 4.00%, 10/2/23	333,497
295,000	Mexico Government International Bond, 5.55%, 1/21/45	301,086

		1,376,423

Pakistan — 0.32%
200,000	Pakistan Government International Bond, 8.25%, 9/30/25	203,260

Panama — 0.31%
200,000	Panama Government International Bond, 3.75%, 3/16/25	196,101

Paraguay — 0.60%
400,000	Republic of Paraguay, 4.63%, 1/25/23	387,333

Peru — 0.68%
350,000	Peruvian Government International Bond, 4.13%, 8/25/27	344,129
357,000(b)	Peruvian Government International Bond, 5.70%, 8/12/24(c)	94,818

		438,947

Philippines — 0.57%
200,000	Philippine Government International Bond, 5.50%, 3/30/26	236,818
100,000	Philippine Government International Bond, 6.38%, 10/23/34	130,970

		367,788

Poland — 1.70%
1,297,000(b)	Poland Government Bond, 3.25%, 7/25/19	345,261
793,000(b)	Poland Government Bond, 3.25%, 7/25/25	207,317
500,000(b)	Poland Government Bond, 4.00%, 10/25/23	138,152
120,000	Poland Government International Bond, 4.00%, 1/22/24	126,595

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 245,000	Poland Government International Bond, 5.00%, 3/23/22	$272,081

		1,089,406

Romania — 0.70%
180,000(b)	Romania Government Bond, 5.85%, 4/26/23	49,866
160,000	Romanian Government International Bond, 4.38%, 8/22/23	166,400
202,000	Romanian Government International Bond, 6.13%, 1/22/44	235,835

		452,101

Russia — 0.90%
9,750,000(b)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	115,103
12,296,000(b)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	153,786
200,000	Russian Foreign Bond - Eurobond, 5.00%, 4/29/20	206,600
100,000	Vnesheconombank Via Veb Finance Plc, 6.90%, 7/9/20	101,000

		576,489

South Africa — 1.97%
1,501,333(b)	South Africa Government Bond, 6.25%, 3/31/36	64,856
4,932,954(b)	South Africa Government Bond, 6.75%, 3/31/21	285,577
1,787,302(b)	South Africa Government Bond, 7.00%, 2/28/31	87,995
142,984(b)	South Africa Government Bond, 8.75%, 2/28/48	7,891
10,103,382(b)	South Africa Government Bond, 10.50%, 12/21/26	690,693
130,000	South Africa Government International Bond, 4.67%, 1/17/24	123,785

		1,260,797

Sri Lanka — 0.67%
270,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	246,051
200,000	Sri Lanka Government International Bond, 6.85%, 11/3/25	186,000

		432,051

Thailand — 0.89%
7,100,000(b)	Thailand Government Bond, 1.20%, 7/14/21(k)	211,493
2,706,000(b)	Thailand Government Bond, 3.63%, 6/16/23	81,388
9,045,000(b)	Thailand Government Bond, 3.85%, 12/12/25	279,974

		572,855

Turkey — 2.33%
2,787,872(b)	Turkey Government Bond, 8.00%, 3/12/25	817,835
1,000,889(b)	Turkey Government Bond, 8.50%, 7/10/19	320,973
100,000	Turkey Government International Bond, 6.75%, 5/30/40	111,250
210,000	Turkey Government International Bond, 7.38%, 2/5/25	245,448

		1,495,506

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value

Ukraine — 0.86%
$358,000	Ukraine Government International Bond, 3.13%, 5/31/40	$140,980
200,000	Ukraine Government International Bond, 7.75%, 9/1/19	185,760
100,000	Ukraine Government International Bond, 7.75%, 9/1/25	88,250
150,000	Ukreximbank Via Biz Finance Plc, 9.63%, 4/27/22	133,500

		548,490

Uruguay — 0.28%
103,000	Uruguay Government International Bond, 4.38%, 10/27/27	101,486
90,000	Uruguay Government International Bond, 5.10%, 6/18/50	77,625

		179,111

Venezuela — 0.15%
220,000	Venezuela Government International Bond, 11.75%, 10/21/26	98,898

Vietnam — 0.34%
200,000	Vietnam Government International Bond, 6.75%, 1/29/20	219,260

Zambia — 0.49%
400,000	Zambia Government International Bond, 8.50%, 4/14/24	315,500

Total Foreign Government Bonds		20,424,863

(Cost $21,667,455)

Shares
Convertible Preferred Stocks — 0.12%
United States — 0.12%
789	American Tower Corp., 5.50%, 2/15/18	79,442

Total Convertible Preferred Stocks		79,442

(Cost $81,419)

Common Stocks — 0.30%
France — 0.08%
362	Eurazeo SA	$24,981
103	Unibail-Rodamco SE	26,238

		51,219

Germany — 0.08%
1,541	Evonik Industries AG	51,271

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

United States — 0.14%
2,727	Cablevision Systems Corp, Class A	$86,991

Total Common Stocks		189,481

(Cost $191,168)
Contracts
Call Options Purchased — 0.10%
10	Adidas AG, Strike Price EUR 84.00, Expires 12/16/16	12,715
5	Airbus Group SE, Strike Price EUR 76.00, Expires 12/15/17	2,391
45	Euro Stoxx 50 Index, Strike Price EUR 4,000.00, Expires 12/16/16	13,693
635	Koninklijke KPN NV, Strike Price EUR 4.00, Expires 12/15/17	24,843
28	Siemens AG, Strike Price EUR 100.00, Expires 6/17/16	3,804
15	Vodafone Group Plc, Strike Price GBP 240.00, Expires 12/15/17	3,262

Total Call Options Purchased		60,708

(Cost $98,086)
Put Options Purchased — 0.01%
6	S & P 500 Index, Strike Price USD 1,825.00, Expires 1/15/16	582
13	S & P 500 Index, Strike Price USD 1,950.00, Expires 1/15/16	7,280

Total Put Options Purchased		7,862

(Cost $58,803)

Shares
Investment Company — 4.55%
2,921,664	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	2,921,664

Total Investment Company		2,921,664

(Cost $2,921,664)

Total Investments		$61,833,813
(Cost $ 64,937,346)(l) — 96.35%

Other assets in excess of liabilities — 3.65%		2,343,106

NET ASSETS — 100.00%		$64,176,919

(a)	Principal amount denoted in Euros.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Zero coupon bond. The rate represents the yield at time of purchase.
(e)	Principal amount denoted in Chinese Yuans.
(f)	Principal amount denoted in Singapore Dollars.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

(h)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2015.
(i)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(j)	Issuer filed for bankruptcy and/or is in default of interest payments.
(k)	Inflation protected security. Principal amount reflects original security face amount.
(l)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	549,263	USD	143,000	Citibank, N.A.	1/5/16	$(4,554)
BRL	517,523	USD	135,000	Citibank, N.A.	1/5/16	(4,554)
USD	172,430	BRL	656,115	Citibank, N.A.	1/5/16	7,051
USD	171,892	BRL	654,083	Citibank, N.A.	1/5/16	7,025
USD	171,910	BRL	655,099	Citibank, N.A.	1/5/16	6,787
USD	135,000	BRL	509,625	Citibank, N.A.	1/5/16	6,545
USD	140,000	BRL	529,508	Citibank, N.A.	1/5/16	6,533
USD	109,702	BRL	417,811	Citibank, N.A.	1/5/16	4,389
USD	105,000	BRL	401,153	Citibank, N.A.	1/5/16	3,886
USD	45,000	BRL	178,020	Citibank, N.A.	1/5/16	129
USD	12,470	EUR	11,451	Citibank, N.A.	1/5/16	24
CLP	4,969,511	USD	6,905	Citibank, N.A.	1/27/16	85
COP	353,625,000	USD	105,340	Citibank, N.A.	1/27/16	5,741
COP	338,833,888	USD	100,761	Citibank, N.A.	1/27/16	5,673
COP	362,825,000	USD	115,000	Citibank, N.A.	1/27/16	(1,030)
EUR	142,000	USD	150,825	Citibank, N.A.	1/27/16	3,599
EUR	142,000	USD	151,721	Citibank, N.A.	1/27/16	2,703
EUR	142,000	USD	151,808	Citibank, N.A.	1/27/16	2,616
EUR	142,000	USD	151,912	Citibank, N.A.	1/27/16	2,513
EUR	135,000	USD	147,592	Citibank, N.A.	1/27/16	(780)
EUR	140,000	USD	153,037	Citibank, N.A.	1/27/16	(787)
EUR	276,845	USD	302,553	Citibank, N.A.	1/27/16	(1,486)
HUF	68,240,437	USD	234,965	Citibank, N.A.	1/27/16	41
IDR	423,443,330	USD	29,636	Citibank, N.A.	1/27/16	723
ILS	308,827	USD	80,000	Citibank, N.A.	1/27/16	(596)
INR	9,484,180	USD	142,000	Citibank, N.A.	1/27/16	660
INR	665,960	USD	10,000	Citibank, N.A.	1/27/16	17
KRW	166,362,000	USD	140,000	Citibank, N.A.	1/27/16	1,471
KRW	159,354,000	USD	135,000	Citibank, N.A.	1/27/16	512
KRW	170,404,000	USD	145,000	Citibank, N.A.	1/27/16	(92)
MXN	1,909,919	USD	110,000	Citibank, N.A.	1/27/16	597
MXN	605,224	USD	35,000	Citibank, N.A.	1/27/16	46
MXN	416,000	USD	24,242	Citibank, N.A.	1/27/16	(153)
MXN	2,306,893	USD	135,000	Citibank, N.A.	1/27/16	(1,416)
MXN	2,401,171	USD	145,000	Citibank, N.A.	1/27/16	(5,956)
MXN	2,471,386	USD	149,215	Citibank, N.A.	1/27/16	(6,105)
MXN	2,481,551	USD	149,854	Citibank, N.A.	1/27/16	(6,156)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	7,671,343	USD	458,458	Citibank, N.A.	1/27/16	$(14,237)
MYR	2,474,945	USD	562,232	Citibank, N.A.	1/27/16	12,699
MYR	28,990	USD	6,707	Citibank, N.A.	1/27/16	27
MYR	618,193	USD	145,000	Citibank, N.A.	1/27/16	(1,394)
PEN	219,485	USD	64,516	Citibank, N.A.	1/27/16	(530)
PHP	1,897,700	USD	39,977	Citibank, N.A.	1/27/16	379
PLN	659,773	USD	165,779	Citibank, N.A.	1/27/16	2,306
PLN	609,126	USD	153,902	Citibank, N.A.	1/27/16	1,281
PLN	210,596	USD	52,676	Citibank, N.A.	1/27/16	976
PLN	101,167	USD	25,000	Citibank, N.A.	1/27/16	774
RON	810,071	USD	194,907	Citibank, N.A.	1/27/16	(78)
RUB	2,014,800	USD	30,000	Citibank, N.A.	1/27/16	(2,609)
RUB	31,238,725	USD	471,421	Citibank, N.A.	1/27/16	(46,727)
SGD	198,982	USD	140,000	Citibank, N.A.	1/27/16	200
SGD	201,526	USD	142,000	Citibank, N.A.	1/27/16	(8)
SGD	190,289	USD	135,000	Citibank, N.A.	1/27/16	(925)
THB	6,816,724	USD	188,479	Citibank, N.A.	1/27/16	814
THB	973,818	USD	26,935	Citibank, N.A.	1/27/16	106
THB	53,945	USD	1,491	Citibank, N.A.	1/27/16	7
THB	717,974	USD	20,000	Citibank, N.A.	1/27/16	(63)
TRY	458,088	USD	151,484	Citibank, N.A.	1/27/16	4,333
TRY	406,417	USD	135,000	Citibank, N.A.	1/27/16	3,242
TRY	240,344	USD	80,000	Citibank, N.A.	1/27/16	1,752
TRY	427,185	USD	145,000	Citibank, N.A.	1/27/16	306
TRY	353,081	USD	120,540	Citibank, N.A.	1/27/16	(441)
TRY	484,220	USD	165,285	Citibank, N.A.	1/27/16	(579)
TRY	409,290	USD	140,000	Citibank, N.A.	1/27/16	(781)
USD	164,794	COP	511,191,158	Citibank, N.A.	1/27/16	4,219
USD	41,502	COP	130,221,728	Citibank, N.A.	1/27/16	597
USD	154,104	EUR	140,000	Citibank, N.A.	1/27/16	1,855
USD	148,333	EUR	135,000	Citibank, N.A.	1/27/16	1,521
USD	153,224	EUR	140,000	Citibank, N.A.	1/27/16	975
USD	153,027	EUR	140,000	Citibank, N.A.	1/27/16	778
USD	149,329	EUR	136,974	Citibank, N.A.	1/27/16	370
USD	149,315	EUR	136,974	Citibank, N.A.	1/27/16	357
USD	151,550	EUR	140,000	Citibank, N.A.	1/27/16	(699)
USD	152,961	EUR	142,000	Citibank, N.A.	1/27/16	(1,463)
USD	75,000	HUF	21,764,625	Citibank, N.A.	1/27/16	47
USD	68,251	IDR	960,294,364	Citibank, N.A.	1/27/16	(599)
USD	90,000	ILS	342,289	Citibank, N.A.	1/27/16	1,993
USD	136,700	ILS	530,682	Citibank, N.A.	1/27/16	254
USD	110,897	ILS	430,779	Citibank, N.A.	1/27/16	138
USD	14,049	INR	937,785	Citibank, N.A.	1/27/16	(57)
USD	135,000	INR	9,120,600	Citibank, N.A.	1/27/16	(2,191)
USD	462,857	KRW	542,181,489	Citibank, N.A.	1/27/16	1,796
USD	125,000	MXN	2,074,963	Citibank, N.A.	1/27/16	4,846
USD	135,000	MXN	2,284,166	Citibank, N.A.	1/27/16	2,732

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	130,000	MXN	2,235,506	Citibank, N.A.	1/27/16	$549
USD	50,000	MXN	865,750	Citibank, N.A.	1/27/16	(133)
USD	55,000	MXN	952,463	Citibank, N.A.	1/27/16	(154)
USD	60,000	MXN	1,041,150	Citibank, N.A.	1/27/16	(289)
USD	115,000	MYR	487,025	Citibank, N.A.	1/27/16	1,864
USD	85,000	MYR	362,440	Citibank, N.A.	1/27/16	805
USD	20,000	MYR	85,060	Citibank, N.A.	1/27/16	241
USD	55,000	MYR	238,177	Citibank, N.A.	1/27/16	(329)
USD	55,000	MYR	238,409	Citibank, N.A.	1/27/16	(382)
USD	154,896	PLN	601,833	Citibank, N.A.	1/27/16	1,571
USD	45,000	PLN	174,847	Citibank, N.A.	1/27/16	455
USD	90,000	RUB	6,304,500	Citibank, N.A.	1/27/16	4,289
USD	85,227	RUB	5,972,495	Citibank, N.A.	1/27/16	4,030
USD	87,451	RUB	6,154,364	Citibank, N.A.	1/27/16	3,782
USD	17,549	RUB	1,239,128	Citibank, N.A.	1/27/16	703
USD	143,761	SGD	202,710	Citibank, N.A.	1/27/16	935
USD	140,000	SGD	197,963	Citibank, N.A.	1/27/16	519
USD	318,815	SGD	455,029	Citibank, N.A.	1/27/16	(1,791)
USD	124,376	TRY	363,763	Citibank, N.A.	1/27/16	643
USD	138,549	TRY	406,946	Citibank, N.A.	1/27/16	127
USD	50,000	TRY	147,840	Citibank, N.A.	1/27/16	(287)
USD	19,893	TRY	59,671	Citibank, N.A.	1/27/16	(404)
USD	80,000	TRY	237,416	Citibank, N.A.	1/27/16	(756)
USD	55,000	TRY	164,230	Citibank, N.A.	1/27/16	(862)
USD	60,000	TRY	179,100	Citibank, N.A.	1/27/16	(920)
USD	55,000	TRY	164,785	Citibank, N.A.	1/27/16	(1,051)
USD	55,000	TRY	164,807	Citibank, N.A.	1/27/16	(1,059)
USD	55,000	TRY	164,851	Citibank, N.A.	1/27/16	(1,074)
USD	55,107	TRY	165,321	Citibank, N.A.	1/27/16	(1,126)
USD	120,659	TRY	361,795	Citibank, N.A.	1/27/16	(2,405)
USD	145,000	TRY	434,195	Citibank, N.A.	1/27/16	(2,690)
USD	135,000	TWD	4,439,475	Citibank, N.A.	1/27/16	(175)
USD	135,000	TWD	4,466,138	Citibank, N.A.	1/27/16	(987)
USD	147,991	ZAR	2,135,071	Citibank, N.A.	1/27/16	10,631
USD	110,000	ZAR	1,592,085	Citibank, N.A.	1/27/16	7,573
USD	85,000	ZAR	1,233,511	Citibank, N.A.	1/27/16	5,642
USD	45,000	ZAR	648,765	Citibank, N.A.	1/27/16	3,262
ZAR	803,500	USD	50,000	Citibank, N.A.	1/27/16	1,693
ZAR	530,428	USD	34,117	Citibank, N.A.	1/27/16	8
ZAR	231,637	USD	15,000	Citibank, N.A.	1/27/16	(98)
ZAR	131,205	USD	9,104	Citibank, N.A.	1/27/16	(663)
ZAR	291,632	USD	20,000	Citibank, N.A.	1/27/16	(1,238)
ZAR	2,143,781	USD	145,000	Citibank, N.A.	1/27/16	(7,079)
ZAR	2,106,603	USD	145,000	Citibank, N.A.	1/27/16	(9,471)
ZAR	1,961,556	USD	136,095	Citibank, N.A.	1/27/16	(9,898)
USD	755,218	BRL	2,934,628	Citibank, N.A.	2/2/16	22,998
USD	10,000	BRL	39,212	Citibank, N.A.	2/2/16	216

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	42,000	USD	46,042	Citibank, N.A.	3/3/16	$ (325)
GBP	178,000	USD	265,206	Citibank, N.A.	3/3/16	(2,770)
JPY	4,485,000	USD	36,889	Citibank, N.A.	3/3/16	478
USD	360,336	CAD	490,000	Citibank, N.A.	3/3/16	6,152
USD	4,358	CAD	6,000	Citibank, N.A.	3/3/16	21
USD	353,571	CHF	350,000	Citibank, N.A.	3/3/16	3,171
USD	81,516	CHF	81,000	Citibank, N.A.	3/3/16	424
USD	3,499,178	EUR	3,211,000	Citibank, N.A.	3/3/16	3,981
USD	202,329	EUR	184,000	Citibank, N.A.	3/3/16	2,044
USD	9,819	EUR	9,000	Citibank, N.A.	3/3/16	23
USD	1,086,840	EUR	1,000,000	Citibank, N.A.	3/3/16	(1,668)
USD	1,895,243	GBP	1,265,000	Citibank, N.A.	3/3/16	30,181
USD	261,097	GBP	175,000	Citibank, N.A.	3/3/16	3,085
USD	156,049	GBP	104,000	Citibank, N.A.	3/3/16	2,716
USD	245,916	HKD	1,905,000	Citibank, N.A.	3/3/16	(18)
USD	18,119	JPY	2,200,000	Citibank, N.A.	3/3/16	(210)
USD	91,670	JPY	11,062,000	Citibank, N.A.	3/3/16	(491)
USD	1,121,704	JPY	137,870,700	Citibank, N.A.	3/3/16	(26,951)
USD	179,246	SGD	253,500	Citibank, N.A.	3/3/16	834

Total						$ 61,892

Options written as of December 31, 2015:

Contracts	Put Options	Value
(6)	S & P 500 Index, Strike Price USD 1,725.00, Expires 1/15/16	$(270)
(13)	S & P 500 Index, Strike Price USD 1,850.00, Expires 1/15/16	(1,755)

Total (Premiums received $(28,677))		$(2,025)

Financial futures contracts as of December 31, 2015:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
Ten Year U.S. Treasury Bonds	19	March, 2016	6,193	USD	2,398,412	Credit Suisse Securities (USA) LLC
Five Year U.S. Treasury Bonds	1	March, 2016	(187)	USD	118,133	Credit Suisse Securities (USA) LLC

Total			$6,006

Long Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Thirty Year U.S. Treasury Bonds	5	March, 2016	(5,071)	USD	798,508	Credit Suisse Securities (USA) LLC

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Credit default swaps as of December 31, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	CDX.NA.HY, Series 24	Citibank, N.A.	6/20/20	Sell	USD	940 (a)	$38,012
5.00%	INEOS Group Holdings SA	Morgan Stanley & Co.	12/20/20	Buy	EUR	26	(583)
5.00%	INEOS Group Holdings SA	Morgan Stanley & Co.	12/20/20	Buy	EUR	26	(583)
5.00%	INEOS Group Holdings SA	Morgan Stanley & Co.	12/20/20	Buy	EUR	16	(359)
5.00%	INEOS Group Holdings SA	Morgan Stanley & Co.	12/20/20	Buy	EUR	11	(247)
5.00%	INEOS Group Holdings SA	Morgan Stanley & Co.	12/20/20	Buy	EUR	11	(247)
5.00%	INEOS Group Holdings SA	Morgan Stanley & Co.	12/20/20	Buy	EUR	5	(112)
1.00%	Volkswagen Group	Citibank, N.A.	12/20/20	Sell	EUR	120 (a)	(3,617)
1.00%	Yum! Brands, Inc.	JP Morgan Chase Bank, N.A.	12/20/20	Buy	USD	66	2,895
1.00%	Yum! Brands, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	65	2,851
1.00%	Yum! Brands, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	64	2,808
5.00%	CDX.NA.HY, Series 25	Citigroup Global Markets, Inc.	12/20/20	Sell	USD	2,200 (a)	31,014
5.00%	iTraxx Europe Crossover Series 24	Citigroup Global Markets, Inc.	12/20/20	Sell	EUR	2,000 (a)	179,881

Total (Premiums received $131,782)							$251,713

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

December 31, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	31.85%
Telecom Services	16.16%
Consumer Discretionary	7.98%
Financials	7.12%
Health Care	6.83%
Industrials	6.41%
Information Technology	5.61%
Energy	4.10%
Consumer Staples	3.33%
Materials	1.17%
Utilities	1.13%
Other*	8.31%

100.00%

*	Includes cash, Investment Company, credit default swaps, futures, interest and dividend receivable, pending trades and Fund share transactions, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2015 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following seventeen investment portfolios (each a “Fund” and collectively the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

- Access Capital Community Investment Fund

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

- RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (“Emerging Market Unconstrained Fixed Income Fund”)

- RBC BlueBay Total Return Credit Fund (“Total Return Credit Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as the sub-advisor for each of the seven RBC BlueBay Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the Global High Yield Bond Fund, the Absolute Return Fund and the Total Return Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Summarized below are accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used, and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Option contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Each money market fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board.

In accordance with Rule 2a-7, the fair values of the securities held in the money market funds are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Funds’ Pricing Committee (“Pricing Committee”) in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

The Board has delegated to the Pricing Committee the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

●    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2015 is as follows:

			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
Funds	Quoted Prices		Inputs		Inputs	Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$68,559,654(a	)	$—		$—	$68,559,654
Enterprise Fund	102,064,252(a	)	—		—(b)	102,064,252
Small Cap Core Fund	242,102,690(a	)	—		—	242,102,690
Microcap Value Fund	141,653,158(a	)	766,417(c	)	100(d)	142,419,675
Mid Cap Value Fund	5,149,274(a	)	—		—	5,149,274
Small Cap Value Fund	5,296,279(a	)	—		—	5,296,279
Prime Money Market Fund	—		7,933,238,857(e	)	—	7,933,238,857
U.S. Government Money Market Fund	—		7,117,210,179(e	)	—	7,117,210,179
Tax Free Money Market Fund	30,000,000(f	)	919,033,995(g	)	—	949,033,995
Access Capital Community Investment Fund	14,506,913(f	)	581,591,774(e	)	219,586	596,318,273
Emerging Market Select Bond Fund	3,646,653(f	)	17,966,079(e	)	—	21,612,732
Emerging Market Corporate Bond Fund	2,042,800(f	)	15,129,448(e	)	—	17,172,248
Global High Yield Bond Fund	1,210,107(e	)(f)	27,162,141(e	)	—(h)	28,372,248
Global Convertible Bond Fund	2,077,892(e	)(f)	18,047,198(e	)	—	20,125,090
Absolute Return Fund	50,797,630(f	)	368,284,352(e	)	—	419,081,982
Emerging Market Unconstrained Fixed Income Fund	2,663,715(f	)	10,812,289(e	)	—	13,476,004
Total Return Credit Fund	3,111,145(e	)(f)	58,654,098(e	)	—(h)	61,765,243

Other Financial Instruments*
Access Capital Community Investment Fund	100,703		—		—	100,703
Emerging Market Select Bond Fund	12,191		296,804		—	308,995
Emerging Market Corporate Bond Fund	—		27,000		—	27,000
Global High Yield Bond Fund	679		40,991		—	41,670
Global Convertible Bond Fund	110,109		17,354		—	127,463
Absolute Return Fund	372,730		4,784,653		—	5,157,383
Emerging Market Unconstrained Fixed Income Fund	4,768		584,536		—	589,304
Total Return Credit Fund	74,763		504,152		—	578,915

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Funds	Quoted Prices	Inputs	Inputs	Total
Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	$(8,937)	$(67,509,288)	$—	$(67,518,225)
Emerging Market Select Bond Fund	(2,276)	(171,822)	—	(174,098)
Emerging Market Corporate Bond Fund	(10,836)	(12,468)	—	(23,304)
Global High Yield Bond Fund	(315)	(6,300)	—	(6,615)
Global Convertible Bond Fund	(3,105)	(51,873)	—	(54,978)
Absolute Return Fund	(421,308)	(4,281,700)	—	(4,703,008)
Emerging Market Unconstrained Fixed Income Fund	—	(453,339)	—	(453,339)
Total Return Credit Fund	(7,283)	(190,547)	—	(197,830)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.
(b)	Certain securities in the Rights/Warrants section of the Schedule of Portfolio Investments have no value and are considered Level 3.
(c)	Represents securities as disclosed in the Consumer Discretionary ($450,786), Financials ($136,371), Materials ($179,200) and Rights/Warrants ($60) sections of the Schedules of Portfolio Investments.
(d)	Certain securities in the Common Stock, (Consumer Discretionary, Energy, Financials, Health Care, Industrials and Materials) and Corporate Bond sections of the Schedule of Portfolio Investments have no value and are considered Level 3.
(e)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(f)	Level 1 investments consist of Investment Companies.
(g)	The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.
(h)	A Corporate Bond (Momentive Performance Materials, Inc.) in the United States section of the Schedule of Portfolio Investments has no value and is considered Level 3.

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at fair value. Reverse repurchase agreements for Access Capital Community Investment Fund are shown in the Notes to Schedules of Portfolio Investments under the heading Reverse Repurchase Agreements.

During the period ended December 31, 2015, the Funds, except Microcap Value Fund, recognized no transfers to/from Level 1 or Level 2. For the Microcap Value Fund, there were no transfers to Level 2 from Level 1; For the Microcap Value Fund, transfers from Level 2 to Level 1 in the amount of $1,730,436 were recognized, since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap Value Fund
(Common Stocks- Financials)
Balance as of 09/30/15 (value)	$—
Transfers in	1,000(a)
Net sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation) *	(900)

Balance as of 12/31/15 (value)	$100

Access Capital Community Investment Fund
(U.S. Government Agency Obligations- Small Business Administration)
Balance as of 09/30/15 (value)	$168,079
Sales (Paydowns)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	51,507

Balance as of 12/31/15 (value)	$219,586

(a) These securities were transferred to Level 3 due to lack of a current market quotation and were valued at fair market value as determined in good faith by the Board or persons acting at their direction using unobservable inputs.

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at December 31, 2015.

The Microcap Value Fund’s assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter, or for the money market funds, when they are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of December 31, 2015, the Funds held no when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (MRA) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at December 31, 2015 were as follows:

Counterparty	Rate	Trade Date	Maturity Date	Net Closing Amount	Par Value
Goldman Sachs	0.56%	11/03/15	1/20/16	$(10,978,304)	$(10,965,000)
Goldman Sachs	0.75%	12/02/15	1/26/16	(17,445,967)	(17,426,000)
Goldman Sachs	0.65%	11/17/15	1/05/16	(11,600,254)	(11,590,000)
Goldman Sachs	0.80%	12/16/15	2/02/16	(17,280,413)	(17,262,000)
Goldman Sachs	0.48%	10/27/15	1/05/16	(10,226,536)	(10,217,000)

Reverse repurchase transactions are entered into by the Fund under MRA, which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Collateral with a value of $78,902,389 has been pledged in connection with reverse repurchase agreements as of December 31, 2015.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Bank Loans:

The Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund (“BlueBay Funds”) may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When the Funds purchase a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

As of December 31,2015, Global High Yield Bond Fund did not have any unfunded floating rate loan interests.

Payment-in-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Derivatives

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Collateral pledged for open futures contracts is the cash at the brokers in the amount of $3,074,840, $170,958, $62,659, $2,021,724, $257,427 and $175,854 for Access Capital Community Investment Fund, Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, respectively, at December 31, 2015.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Global High Yield Bond Fund, Global Convertible Bond Fund, and Total Return Credit Fund had outstanding options as of December 31, 2015.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2015	—	$—
Options written	16	32,043
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(9)	(19,800)

Contracts outstanding at December 31, 2015	7	$12,243

A summary of the Global Convertible Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2015	—	$—
Options written	57	70,226
Options terminated in closing purchase transactions	(34)	(38,056)
Options exercised	—	—
Options expired	—	—

Contracts outstanding at December 31, 2015	23	$32,170

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A summary of the Absolute Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2015	—	$—
Options written	2,760	440,241
Options terminated in closing purchase transactions	(666)	(105,757)
Options exercised	—	—
Options expired	(2,094)	(334,484)

Contracts outstanding at December 31, 2015	—	$—

A summary of the Total Return Credit Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2015	—	$—
Options written	46	67,852
Options terminated in closing purchase transactions	(19)	(21,575)
Options exercised	—	—
Options expired	(8)	(17,600)

Contracts outstanding at December 31, 2015	19	$28,677

Forward Foreign Currency Exchange Contracts

The BlueBay Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forwards at period end are included in the Schedule of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements

The BlueBay Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The BlueBay Funds entered into total return, interest rate and other swap agreements as of December 31, 2015.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Portfolio Investments under the captions “Interest rate swaps”, “Cross currency swaps”, “Credit default swaps” and “Total return swaps”.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Values of derivative instruments as of December 31, 2015 are as follows*:

Fair Values of Derivative Financial Instruments as of December 31, 2015
Statement of Assets and Liabilities Location
Asset Derivatives
							Emerging
							Market
	Access	Emerging	Emerging	Global			Uncon-
	Capital	Market	Market	High	Global		strained	Total
	Community	Select	Corporate	Yield	Convertible	Absolute	Fixed	Return
	Investment	Bond	Bond	Bond	Bond	Return	Income	Credit
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Credit risk:
Credit default swaps, at value	$—	$45,519	$22,181	$9,694	$—	$2,276,685	$285,075	$257,461
Equity risk:
Investments, at value (call options purchased)	—	—	—	—	97,229	—	—	60,708
Investments, at value (put options purchased)	—	—	—	679	12,880	—	—	7,862
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	—	185,121	4,819	31,297	17,354	1,399,734	299,461	246,691
Interest rate risk:
Investments, at value (call options purchased)	—	—	—	—	—	—	—	—
Unrealized appreciation on futures contracts	100,703	12,191	—	—	—	372,730	4,768	6,193
Unrealized appreciation on interest rate swaps contracts	—	66,164	—	—	—	1,108,234	—	—

Total	$100,703	$308,995	$27,000	$41,670	$127,463	$5,157,383	$589,304	$578,915

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Liability Derivatives
							Emerging
							Market
	Access	Emerging	Emerging	Global			Uncon-
	Capital	Market	Market	High	Global		strained	Total
	Community	Select	Corporate	Yield	Convertible	Absolute	Fixed	Return
	Investment	Bond	Bond	Bond	Bond	Return	Income	Credit
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Credit risk:
Credit default swaps, at value	$—	$—	$—	$6,171	$—	$2,463,015	$—	$5,748
Equity risk:
Written options, at value	—	—	—	315	3,105	—	—	2,025
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	—	161,478	12,468	129	51,873	1,702,242	419,857	184,799
Interest rate risk:
Unrealized depreciation on futures contracts	8,937	2,276	10,836	—	—	421,308	—	5,258
Unrealized depreciation on interest rate swaps contracts	—	10,344	—	—	—	116,443	33,482	—

Total	$8,937	$174,098	$23,304	$6,615	$54,978	$4,703,008	$453,339	$197,830

* For open derivative instruments as of December 31, 2015, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts, interest rate contracts and financial futures contracts.

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

With exchange-traded purchased options and futures and centrally cleared swaps, there may be less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

TBA Commitments

The Access Capital Community Investment Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Mortgage Backed Securities

Because Access Capital Community Investment Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$48,376,702	$22,523,293	$(2,340,341)	$20,182,952
Enterprise Fund	76,351,022	36,389,127	(10,675,898)	25,713,229
Small Cap Core Fund	209,661,278	55,823,953	(23,382,541)	32,441,412
Microcap Value Fund	124,532,423	46,545,550	(28,658,299)	17,887,251
Mid Cap Value Fund	5,485,503	167,728	(503,958)	(336,230)
Small Cap Value Fund	5,402,515	353,920	(460,156)	(106,236)
Access Capital Community Investment Fund	584,852,709	17,479,342	(6,013,778)	11,465,564
Emerging Market Select Bond Fund	22,601,554	87,572	(1,076,394)	(988,822)
Emerging Market Corporate Bond Fund	18,100,580	84,821	(1,013,153)	(928,332)
Global High Yield Bond Fund	30,439,901	156,614	(2,223,588)	(2,066,974)
Global Convertible Bond Fund	21,082,102	616,309	(1,463,212)	(846,903)
Absolute Return Fund	437,371,616	1,227,308	(19,517,002)	(18,289,694)
Emerging Market Unconstrained Fixed Income Fund	13,868,738	52,720	(445,454)	(392,734)
Total Return Credit Fund	65,092,307	434,803	(3,693,297)	(3,258,494)

As of September 30, 2015, the following Funds had capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
Prime Money Market Fund	$4,028,803	2017

Tax Free Money Market Fund	3,897	2019

Access Capital Community Investment Fund	8,197,543	2016
	11,587,282	2018
	4,011,206	2019

As of September 30, 2015, the Access Capital Community Investment Fund had a short-term capital loss carryforward of $8,995,285 and a long-term capital loss carryforward of $8,799,019 , the Emerging Market Corporate Bond Fund had a short-term capital loss carryforward of $632,849 and a long-term capital loss carryforward of $17,680, the U.S. Government Money Market Fund, the Emerging Market Select Bond Fund and Emerging Market Unconstrained Fixed Income Fund had short-term capital loss carryforwards of $2,967, $5,061,965 and $248,342, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year capital or ordinary losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2015.

		Deferred
	Deferred	Qualified
	Qualified	Late-Year
	Late-Year	Short-Term
	Ordinary	Capital
	Losses	Losses
SMID Cap Growth Fund	$213,748	$25,281
Enterprise Fund	337,037	—
Small Cap Core Fund	256,363	—
Emerging Market Select Bond Fund	17,556,777	—
Absolute Return Fund	13,297,091	—
Emerging Market Unconstrained Fixed Income Fund	233,378	—

4. Commitments

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond may also enter into bridge loan commitments (“commitments”). Commitments may obligate Global High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of December 31, 2015, Global High Yield Bond Fund had no outstanding commitments. In connection with these commitments, Global High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	2/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	2/25/2016

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	2/25/2016

*	Print the name and title of each signing officer under his or her signature.